UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Brian C. Janssen

The Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Annual report for the year ended December 31, 2019

Invest with a stable,
long-term approach

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

See page 4 for Class A share results with relevant sales charges deducted. For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.53%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.14%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Summary investment portfolio

14	Financial statements

43	Board of trustees and other officers

Fellow investors:

As the Federal Reserve (“the Fed”) and other central banks around the world loosened policy, assets rallied broadly in 2019. Fixed income returns were strong across bond sectors as yields fell. For the 12-month period ended December 31, The Bond Fund of America returned 8.02%.

By way of comparison, the Bloomberg Barclays U.S. Aggregate Index — a measure of the investment-grade (BBB/Baa and above) bond market — returned 8.72%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, gained 8.70%.

The fund paid dividends totaling 30 cents per share during the period. For investors, this amounted to an income return of 2.43% with dividends reinvested, or 2.41% if taken in cash.

Bond market overview

Virtually every corner of financial markets saw solid returns in 2019, with both equities and fixed income up sharply as investors looked past trade disputes and other geopolitical uncertainty such as the U.K.’s exit from the European Union. The Fed began the year by pausing its rate hike campaign in response to market turbulence at the end of 2018. It then began to cut the federal funds rate over the summer. It reduced the rate by 25 basis points three times to end the year with the target in a range of 1.50% to 1.75%.

Longer term yields also declined over the course of the year, with the benchmark 10-year Treasury falling by 77 basis points to end the year at 1.92%. Although yields were lower for all maturities, shorter term Treasury yields fell by a greater magnitude than longer term yields, leading to a modest steepening of the yield curve.

Bond sectors rallied across the board. Corporate bonds saw particularly significant gains, with returns exceeding 14% for both investment-grade and high-yield corporates. These strong results were due in part to strong investor demand that overcame increased supply as corporate issuance rose 6% from 2018 levels. The spread between investment-grade corporate bonds and Treasuries — the premium investors receive for taking credit risk — tightened by 60 basis points to end the year at 93 basis points on an option-adjusted basis. Modestly higher inflation expectations led Treasury Inflation-Protected Securities (TIPS) to gain 8.43%, outpacing nominal Treasuries.

Fixed income’s strong results came amid a backdrop of a U.S. economy sending

Results at a glance

For periods ended December 31, 2019, with all distributions reinvested

	Cumulative total return	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)

The Bond Fund of America (Class A shares)	8.02%	3.65%	2.78%	3.68%	7.39%
Bloomberg Barclays U.S. Aggregate Index[1]	8.72	4.03	3.05	3.75	7.39
Lipper Core Bond Funds Average[2]	8.70	3.80	2.86	3.79	7.24

[1]	Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	Source: Lipper, Refinitiv Datastream. Results for the Lipper averages do not reflect sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, at capitalgroup.com.

The Bond Fund of America	1

mixed signals. Industrial and trade-related sectors showed weakness in 2019, while services and consumer-related sectors were steady. Consumer confidence remained high and employment growth in the U.S. showed remarkable resilience, which pushed the unemployment rate down to near historic lows — at just 3.5% at the end of 2019.

Inside the portfolio

The fund continued to invest in high-quality fixed income assets, consisting largely of U.S. Treasuries, investment-grade corporate bonds and mortgage-backed securities. In an environment of heightened uncertainty starting the year, managers were defensively positioned. This provided an opportunity to selectively add credit exposure as valuations became more attractive. However, as markets stabilized and asset prices rose, managers reduced credit exposure where valuations looked full.

The portfolio’s duration — a measure of interest rate risk exposure — was lower than the benchmark’s when rates were falling. This was a modest headwind to returns relative to the index. The portfolio also positioned for a steepening of the Treasury yield curve, meaning that the difference between the yield of bonds with longer and shorter maturities would increase. For much of the year the opposite outcome occurred: the spread between yields of Treasuries with longer and shorter maturities tightened. However, toward the end of the year, the curve steepened and the position ultimately had a roughly neutral impact on returns relative to the index. The portfolio had a smaller concentration of mortgage bonds than its benchmark. This detracted from results when this sector benefited amid the broader rally in riskier assets.

To manage duration and curve positioning, the fund held both cash bonds and derivatives, such as interest rate swaps and futures. The fund primarily used these derivatives to express views about the relationship between shorter and longer dated Treasury yields, as well as to limit interest rate risk. On balance, these swaps had a negative impact on results relative to the index. Credit default swaps were also used to reduce the portfolio’s exposure to credit. Because credit flourished in 2019, this protection detracted from results.

On the positive side, an overweight position in TIPS helped results, as rising inflation expectations lifted the value of these securities.

The portfolio also benefited from security selection within investment-grade corporate bonds. For example, Italian bank debt had suffered mostly due to pessimism about Italy’s prospects based on political risk. Our analysts’ research indicated strong fundamentals for these banks along with a view that the impact of Italian politics would diminish in time. As investor fears subsided and the country’s credit risk improved, these bonds rose in value and provided a positive contribution to results.

A modest exposure to select high-yield corporate bonds for which our analysts expressed strong conviction also helped results. One example of this was a notable investment in high-yield issuer Teva Pharmaceutical. A few troubling headlines over the past couple of years led these bonds to decline in value. But our analyst research provided a high level of confidence that the company would weather these storms. In the fourth quarter of 2019, its debt rose sharply in value as worries about the company’s future faded.

2	The Bond Fund of America

Looking ahead

Although some indicators remain mixed, we believe the U.S. economy is likely to maintain its current path of modest growth, absent any major unexpected shocks. Persistent risks, such as geopolitics, trade disputes and a slowing Chinese economy, remain a concern. However, resilient employment growth, consumer spending and accommodative monetary policy should be enough to extend the current economic cycle.

We believe that positive U.S. growth in combination with a Fed on hold will support both credit spreads and interest rates. But investors should not expect gains in 2020 to match the lofty levels of 2019. The economic environment remains conducive to positive results in fixed income, but upside potential is also limited: Markets have already priced in those positive factors such as easy central bank policy and positive economic growth. Moreover, valuations for corporate bonds and other risk assets appear very high from a historical perspective. Finally, the tailwind of lower interest rates from a rate-cutting Fed is unlikely to help in 2020, as the Fed appears to be on hold unless conditions begin to deteriorate materially.

With this economic environment in mind, managers are not extremely bearish on credit risk, but they are concerned at how expensive it has become. As a result, we will rely on our research analysts to shine a light on securities or sectors that appear to provide better relative value. We will also continue to reduce exposure to sectors that we believe have become overvalued. In this market we view occasional bouts of volatility that may occur as opportunities to add to our credit exposure. Such short-term episodes will cheapen some bonds relative to what we see as their fair value over the longer run.

With the current economic expansion now more than 10 years old, it is the longest in the post-war period. While we expect the expansion to continue in 2020, late cycle economies may be susceptible to risks or idiosyncratic problems throwing it off balance. For that reason, we feel strongly that a core bond fund like The Bond Fund of America should remain conservatively positioned with a long-term focus. Managers remain committed to pursuing all four roles of fixed income: income, diversification from equities, capital preservation and inflation protection. We aim to manage a fund that will help to provide stability for your portfolio in any market environment.

Thank you for your trust in our portfolio management team. We look forward to reporting to you again in six months.

Cordially,

Pramod Atluri
President

February 11, 2020

For current information about the fund, visit capitalgroup.com.

The Bond Fund of America	3

The value of a long-term perspective

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2019)*

	1 year	5 years	10 years
Class A shares	3.97%	1.99%	3.28%

**Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.*

The total annual fund operating expense ratio is 0.61% for Class A shares as of the prospectus dated March 1, 2020 (unaudited). The expense ratio is restated to reflect current fees.

$200,000
100,000
60,000
40,000
20,000
10,000
8,000

Year ended December 31	1974[5]	1975	1976	1977	1978	1979	1980	1981	1982	1983	1984	1985	1986	1987	1988	1989	1990
TOTAL VALUE (dollars in thousands)																	
Dividends reinvested	$0.4	0.9	1.0	1.1	1.2	1.4	1.7	2.1	2.4	2.6	2.9	3.2	3.6	3.8	4.0	4.5	4.7
Value at year-end	$10.0	11.3	13.3	14.0	14.3	14.7	15.2	16.2	21.6	23.6	26.5	33.5	38.6	39.3	43.5	47.9	49.5
Total return	(0.1)%	12.7	18.1	5.1	2.0	3.1	3.5	6.6	32.9	9.5	11.9	26.6	15.2	2.0	10.7	10.1	3.3

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. From May 28, 1974, through December 31, 1975, Bloomberg Barclays U.S. Government/Credit Index was used because Bloomberg Barclays U.S. Aggregate Index did not yet exist. Since January 1, 1976, the Bloomberg Barclays U.S. Aggregate Index has been used. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Includes reinvested dividends of $229,141 and reinvested capital gain distributions of $7,881.
[5]	For the period May 28, 1974, commencement of operations, through December 31, 1974.

4	The Bond Fund of America

How a hypothetical $10,000 investment has grown

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term. Dividends, particularly when reinvested, have accounted for a large portion of the fund’s overall results.

The Bond Fund of America	5

Summary investment portfolio December 31, 2019

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	42.86%
AAA/Aaa	23.42
AA/Aa	3.24
A/A	9.70
BBB/Baa	13.66
Below investment grade	3.01
Unrated	.01
Short-term securities & other assets less liabilities	4.10

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.88%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 42.86%
U.S. Treasury 39.79%
U.S. Treasury 1.625% 2021	$232,662	$232,759
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.826% 2021[1]	515,888	516,708
U.S. Treasury 2.125% 2021	250,000	251,832
U.S. Treasury 2.50% 2021[2]	1,245,000	1,257,550
U.S. Treasury 1.50% 2022	255,000	254,355
U.S. Treasury 1.625% 2022	252,000	252,081
U.S. Treasury 1.875% 2022[2]	371,200	373,902
U.S. Treasury 1.875% 2022	281,500	283,245
U.S. Treasury 2.00% 2022	399,550	403,793
U.S. Treasury 2.00% 2022	220,460	222,876
U.S. Treasury 2.125% 2022[2]	460,830	467,673
U.S. Treasury 1.50% 2023[2]	417,860	416,251
U.S. Treasury 2.50% 2023	205,735	211,971
U.S. Treasury 2.625% 2023	438,800	452,236
U.S. Treasury 2.625% 2023	211,578	219,512
U.S. Treasury 2.75% 2023	270,000	279,898
U.S. Treasury 2.875% 2023	396,200	414,184
U.S. Treasury 2.875% 2023	242,729	253,567
U.S. Treasury 1.50% 2024	436,720	433,121
U.S. Treasury 1.50% 2024	268,281	266,070
U.S. Treasury 1.75% 2024	320,202	321,252
U.S. Treasury 1.75% 2024	209,857	210,554
U.S. Treasury 2.00% 2024	723,650	733,745
U.S. Treasury 2.125% 2024	550,850	561,955
U.S. Treasury 2.375% 2024	230,233	236,825
U.S. Treasury 2.75% 2025[2]	992,493	1,043,944
U.S. Treasury 2.875% 2025	287,175	304,248
U.S. Treasury 1.625% 2026	227,900	225,097
U.S. Treasury 1.75% 2026	215,000	213,807
U.S. Treasury 1.875% 2026	442,000	444,020
U.S. Treasury 1.875% 2026	315,013	316,588

6	The Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2027	$220,486	$226,805
U.S. Treasury 1.625% 2029	391,863	381,718
U.S. Treasury 1.75% 2029	585,353	576,438
U.S. Treasury 2.25% 2049	909,217	882,213
U.S. Treasury 2.375% 2049[2]	259,800	258,948
U.S. Treasury 2.875% 2049[2]	263,569	290,564
U.S. Treasury 1.13%–4.63% 2020–2049[2]	5,234,400	5,379,124
		20,071,429

U.S. Treasury inflation-protected securities 3.07%
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	230,711	234,379
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	290,375	295,214
U.S. Treasury Inflation-Protected Security 0.25% 2029[3]	294,654	297,918
U.S. Treasury Inflation-Protected Security 1.00% 2049[2,3]	269,614	300,088
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2024–2047[2,3]	403,518	422,052
		1,549,651

Total U.S. Treasury bonds & notes		21,621,080

Corporate bonds & notes 26.43%
Financials 5.98%
Other securities		3,014,536

Health care 4.43%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	235,098	218,544
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2046[4]	419,771	376,724
Other securities		1,640,607
		2,235,875

Energy 3.35%
Other securities		1,690,523

Utilities 2.63%
Other securities		1,328,643

Consumer staples 2.45%
Other securities		1,236,564

Consumer discretionary 2.27%
Other securities		1,143,695

Information technology 1.47%
Other securities		739,968

Industrials 1.41%
Other securities		711,889

Other 2.44%
Other securities		1,229,636

Total corporate bonds & notes		13,331,329

Mortgage-backed obligations 21.13%
Federal agency mortgage-backed obligations 20.20%
Fannie Mae Pool #CA4858 3.00% 2049[5]	288,941	295,251
Fannie Mae Pool #MA3905 3.00% 2050[5]	207,487	210,387
Fannie Mae 0%–9.50% 2022–2058[1,4,5]	2,608,363	2,701,091
Freddie Mac Pool #SD7507 3.00% 2049[5]	418,035	430,200
Freddie Mac Pool #SD8005 3.50% 2049[5]	303,532	311,878
Freddie Mac 0%–7.50% 2023–2050[1,5]	2,436,865	2,517,604
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[5]	197,169	204,301
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[5]	199,495	209,211

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. 2.50%–6.64% 2028–2065[5,6]	$1,292,099	$1,344,542
Uniform Mortgage-Backed Security 3.00% 2035[5,6]	871,005	891,902
Uniform Mortgage-Backed Securities 2.50%–4.50% 2035–2050[5,6]	83,481	84,760
Other securities		989,940
		10,191,067

Other 0.93%
Other securities		468,734

Total mortgage-backed obligations		10,659,801

Other 5.46%
Other securities		2,756,966

Total bonds, notes & other debt instruments (cost: $47,187,947,000)		48,369,176

Preferred securities 0.01%	Shares
Financials 0.01%
Other securities		4,219

Total preferred securities (cost: $5,820,000)		4,219

Common stocks 0.01%
Other 0.01%
Other securities		6,863

Total common stocks (cost: $12,646,000)		6,863

Short-term securities 5.75%
Money market investments 5.70%
Capital Group Central Cash Fund 1.73%[7]	28,748,660	2,874,866

	Principal amount (000)
Other short-term securities 0.05%
Other securities		25,918

Total short-term securities (cost: $2,898,112,000)		2,900,784
Total investment securities 101.65% (cost: $50,104,525,000)		51,281,042
Other assets less liabilities (1.65)%		(833,950)

Net assets 100.00%		$50,447,092

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $32,455,000, which represented .06% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $16,533,000, which represented .03% of the net assets of the fund. One security in “Other securities” (with a value of $6,841,000, an aggregate cost of $12,646,000, and which represented .01% of the net assets of the fund) was acquired on 9/26/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

8	The Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[8]	Value at 12/31/2019 (000)	[9]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
30 Day Federal Funds Futures	Long	2,048	January 2020	$853,402		$840,153		$(537)
90 Day Euro Dollar Futures	Long	746	March 2020	186,500		183,264		(270)
90 Day Euro Dollar Futures	Long	2,697	March 2021	674,250		663,732		(461)
2 Year U.S. Treasury Note Futures	Long	41,046	April 2020	8,209,200		8,845,413		(1,825)
5 Year Euro-Bobl Futures	Long	1,575	March 2020	€157,500		236,081		(639)
5 Year U.S. Treasury Note Futures	Long	65,414	April 2020	$6,541,400		7,758,714		(26,569)
10 Year Euro-Bund Futures	Long	182	March 2020	€18,200		34,805		(321)
10 Year U.S. Treasury Note Futures	Long	12,816	March 2020	$1,281,600		1,645,855		(10,353)
10 Year Ultra U.S. Treasury Note Futures	Short	10,528	March 2020		(1,052,800)		(1,481,323)	15,245
20 Year U.S. Treasury Bond Futures	Long	2,500	March 2020	250,000		389,766		(6,924)
30 Year Euro-Buxl Futures	Long	277	March 2020	€27,700		61,639		(1,715)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,493	March 2020	$349,300		634,525		(17,963)
								$(52,332)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
EUR109,690	USD122,168	Citibank	1/6/2020	$917
EUR5,310	USD5,912	Bank of New York Mellon	1/6/2020	47
EUR500	USD555	Standard Chartered Bank	1/6/2020	6
USD5,724	EUR5,156	JPMorgan Chase	1/6/2020	(62)
JPY3,381,918	USD31,230	UBS AG	1/6/2020	(94)
USD25,803	MXN504,000	Goldman Sachs	1/6/2020	(832)
USD127,270	EUR115,000	Morgan Stanley	1/6/2020	(1,774)
CAD5,432	USD4,087	HSBC Bank	1/7/2020	96
USD636	EUR575	HSBC Bank	1/7/2020	(10)
USD35,423	MXN691,600	Barclays Bank PLC	1/7/2020	(1,121)
KRW161,956,500	USD138,572	Citibank	1/9/2020	1,505
KRW161,956,500	USD138,608	JPMorgan Chase	1/9/2020	1,470
COP80,099,000	USD23,186	Citibank	1/9/2020	1,171
USD2,107	EUR1,895	Morgan Stanley	1/9/2020	(20)
USD3,849	INR277,800	JPMorgan Chase	1/9/2020	(40)
USD3,367	BRL14,170	Goldman Sachs	1/9/2020	(154)
USD27,615	KRW32,275,000	Citibank	1/9/2020	(300)
USD19,226	BRL81,100	JPMorgan Chase	1/9/2020	(927)
USD66,640	INR4,797,850	JPMorgan Chase	1/10/2020	(513)
MXN59,800	USD3,098	HSBC Bank	1/13/2020	58
GBP2,060	USD2,713	Bank of America	1/13/2020	17
USD645	GBP490	Bank of America	1/13/2020	(4)
USD1,832	EUR1,650	HSBC Bank	1/13/2020	(20)
USD4,293	CAD5,682	JPMorgan Chase	1/13/2020	(83)
USD11,794	SEK112,000	UBS AG	1/13/2020	(171)
USD19,644	SGD26,700	Standard Chartered Bank	1/13/2020	(210)
USD40,806	MXN788,295	Barclays Bank PLC	1/13/2020	(805)
NZD21,970	USD14,381	Citibank	1/14/2020	413
USD26,712	JPY2,891,581	Bank of New York Mellon	1/14/2020	78
USD14,722	NZD21,970	Goldman Sachs	1/14/2020	(71)
USD19,753	JPY2,137,809	Goldman Sachs	1/15/2020	61
CAD250	USD190	Bank of America	1/15/2020	3
USD13,817	MXN262,000	Goldman Sachs	1/15/2020	(8)
USD3,779	EUR3,385	Bank of New York Mellon	1/15/2020	(21)
USD11,593	MXN222,520	Citibank	1/15/2020	(149)
GBP17,500	USD22,928	Barclays Bank PLC	1/16/2020	264
USD28,072	GBP21,000	Goldman Sachs	1/16/2020	242
JPY1,769,000	USD16,259	Citibank	1/16/2020	37
USD2,150	MXN41,200	Citibank	1/16/2020	(24)

The Bond Fund of America	9

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD20,182	GBP15,330	Barclays Bank PLC	1/16/2020	$(134)
AUD17,424	USD12,006	Citibank	1/17/2020	227
USD4,842	EUR4,326	Morgan Stanley	1/17/2020	(16)
EUR23,410	MXN500,000	Goldman Sachs	1/17/2020	(89)
EUR66,325	USD74,196	Goldman Sachs	1/23/2020	311
EUR205	USD229	Citibank	1/23/2020	1
AUD23,900	USD16,404	Citibank	1/24/2020	378
EUR53,409	USD59,569	UBS AG	1/27/2020	444
USD152,634	EUR136,861	JPMorgan Chase	1/27/2020	(1,149)
USD3,440	INR245,150	Standard Chartered Bank	1/28/2020	15
				$(1,040)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.555%	U.S. EFFR	1/29/2020	$12,969,200	$27	$—	$27
1.553%	U.S. EFFR	1/29/2020	8,686,900	5	—	5
1.538%	U.S. EFFR	1/29/2020	12,696,600	(141)	—	(141)
1.5365%	U.S. EFFR	1/29/2020	15,449,600	(189)	—	(189)
1.535%	U.S. EFFR	1/29/2020	16,208,200	(218)	—	(218)
U.S. EFFR	1.558%	3/18/2020	5,375,000	44	—	44
U.S. EFFR	1.56%	3/18/2020	5,375,000	29	—	29
1.515%	U.S. EFFR	3/18/2020	3,631,900	(241)	—	(241)
1.531%	U.S. EFFR	3/18/2020	7,562,300	(338)	—	(338)
1.5305%	U.S. EFFR	3/18/2020	8,188,200	(372)	—	(372)
1.5155%	U.S. EFFR	3/18/2020	7,679,000	(505)	—	(505)
1.5135%	U.S. EFFR	3/18/2020	7,677,700	(526)	—	(526)
1.5435%	U.S. EFFR	4/29/2020	18,003,900	(202)	—	(202)
1.535%	U.S. EFFR	4/29/2020	14,249,900	(300)	—	(300)
2.898%	3-month USD-LIBOR	8/3/2020	155,000	977	—	977
3-month USD-LIBOR	2.806%	8/29/2020	194,600	(1,268)	—	(1,268)
1.4555%	U.S. EFFR	12/10/2020	705,400	(422)	—	(422)
1.454%	U.S. EFFR	12/10/2020	834,600	(511)	—	(511)
1.491%	U.S. EFFR	12/16/2020	770,100	(191)	—	(191)
1.487%	U.S. EFFR	12/16/2020	759,900	(218)	—	(218)
1.4995%	U.S. EFFR	12/20/2020	1,540,000	(232)	—	(232)
2.346%	U.S. EFFR	2/26/2021	118,000	1,074	—	1,074
2.1125%	U.S. EFFR	3/28/2021	382,000	2,592	—	2,592
2.103%	U.S. EFFR	3/28/2021	297,000	1,980	—	1,980
3-month USD-LIBOR	2.367%	3/28/2021	1,386,800	(10,627)	—	(10,627)
2.19875%	U.S. EFFR	5/7/2021	367,600	3,174	—	3,174
3-month USD-LIBOR	2.312%	5/23/2021	318,000	(2,607)	—	(2,607)
1.355%	U.S. EFFR	10/24/2021	243,600	(409)	—	(409)
1.339%	U.S. EFFR	10/24/2021	443,000	(871)	—	(871)
1.3065%	U.S. EFFR	10/25/2021	315,500	(803)	—	(803)
1.305%	U.S. EFFR	10/25/2021	343,900	(884)	—	(884)
1.39%	U.S. EFFR	10/31/2021	700,800	(701)	—	(701)
1.3615%	U.S. EFFR	11/1/2021	2,832,100	(4,300)	—	(4,300)
1.332%	U.S. EFFR	11/4/2021	181,000	(372)	—	(372)
1.281%	U.S. EFFR	11/4/2021	2,835,800	(8,482)	—	(8,482)
1.4025%	U.S. EFFR	11/7/2021	351,000	(269)	—	(269)
U.S. EFFR	1.335%	11/26/2021	1,463,000	2,971	—	2,971
2.326%	U.S. EFFR	1/2/2022	1,450,000	25,566	—	25,566
8.54%	28-day MXN-TIIE	1/6/2022	MXN884,158	1,667	—	1,667
8.44%	28-day MXN-TIIE	1/7/2022	995,842	1,780	—	1,780

10	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
2.197%	U.S. EFFR	4/18/2022		$369,200	$5,983	$—	$5,983
3-month USD-LIBOR	2.321%	5/2/2022		469,700	(6,962)	—	(6,962)
6.99%	28-day MXN-TIIE	6/17/2022	MXN	655,000	301	—	301
1.8475%	3-month USD-LIBOR	7/11/2022		$210,200	905	—	905
2.5775%	U.S. EFFR	7/16/2022		1,001,820	11,622	—	11,622
3-month USD-LIBOR	1.948%	7/28/2022		630,000	(4,365)	—	(4,365)
2.80%	3-month USD-LIBOR	9/2/2022		785,000	17,884	—	17,884
2.009%	3-month USD-LIBOR	10/4/2022		272,000	2,446	—	2,446
2.1045%	3-month USD-LIBOR	10/31/2022		110,000	1,308	—	1,308
3-month USD-LIBOR	2.7454%	3/8/2023		417,000	(13,817)	—	(13,817)
3-month USD-LIBOR	2.733%	3/8/2023		775,000	(25,381)	—	(25,381)
3-month USD-LIBOR	2.9415%	5/14/2023		22,700	(938)	—	(938)
2.5815%	U.S. EFFR	5/25/2023		459,000	16,984	—	16,984
1.615%	3-month USD-LIBOR	8/18/2023		270,000	(283)	—	(283)
U.S. EFFR	2.4435%	12/20/2023		62,076	(2,388)	—	(2,388)
U.S. EFFR	2.45375%	12/20/2023		556,063	(21,610)	—	(21,610)
U.S. EFFR	2.4325%	12/21/2023		138,000	(5,252)	—	(5,252)
2.21875%	U.S. EFFR	3/14/2024		349,000	10,516	—	10,516
3-month USD-LIBOR	2.18075%	3/29/2024		74,400	(1,461)	—	(1,461)
3-month USD-LIBOR	2.194%	3/29/2024		74,900	(1,511)	—	(1,511)
3-month USD-LIBOR	2.21875%	3/29/2024		78,700	(1,668)	—	(1,668)
3-month USD-LIBOR	2.221%	4/1/2024		63,000	(1,348)	—	(1,348)
3-month USD-LIBOR	2.30%	4/2/2024		50,000	(1,232)	—	(1,232)
2.314%	3-month USD-LIBOR	5/9/2024		571,400	14,659	—	14,659
3-month USD-LIBOR	2.293%	5/10/2024		73,450	(1,820)	—	(1,820)
7.79%	28-day MXN-TIIE	5/31/2024	MXN	1,150,000	2,839	—	2,839
3-month USD-LIBOR	1.93%	6/12/2024		$22,250	(212)	—	(212)
3-month USD-LIBOR	1.7935%	7/12/2024		135,000	(474)	—	(474)
3-month USD-LIBOR	1.556%	11/27/2024		261,800	2,153	—	2,153
3-month USD-LIBOR	1.561%	11/27/2024		261,700	2,090	—	2,090
3-month USD-LIBOR	1.554%	11/27/2024		222,600	1,851	—	1,851
3-month USD-LIBOR	1.5335%	11/29/2024		261,900	2,421	—	2,421
2.768%	3-month USD-LIBOR	1/29/2025		230,000	4,051	—	4,051
6-month JPY-LIBOR	0.5327%	3/4/2025		¥6,100,000	(1,448)	—	(1,448)
2.524%	3-month USD-LIBOR	4/14/2025		$123,000	4,672	—	4,672
3-month USD-LIBOR	1.867%	7/11/2025		297,400	(505)	—	(505)
2.354%	3-month USD-LIBOR	9/25/2025		420,000	12,229	—	12,229
6-month JPY-LIBOR	0.46995%	11/17/2025		¥6,250,000	(1,435)	—	(1,435)
6-month JPY-LIBOR	0.3822%	1/15/2026		5,100,000	(941)	—	(941)
6-month JPY-LIBOR	0.228%	2/8/2026		8,500,000	(846)	—	(846)
6-month JPY-LIBOR	0.20125%	2/18/2026		8,240,000	(700)	—	(700)
0.1223%	6-month JPY-LIBOR	5/11/2026		2,000,000	79	—	79
0.1173%	6-month JPY-LIBOR	5/13/2026		1,000,000	37	—	37
0.10855%	6-month JPY-LIBOR	5/16/2026		2,000,000	63	—	63
0.0188%	6-month JPY-LIBOR	6/16/2026		1,000,000	(23)	—	(23)
(0.00395)%	6-month JPY-LIBOR	6/17/2026		2,000,000	(73)	—	(73)
28-day MXN-TIIE	8.07%	1/1/2027	MXN	910,000	(3,837)	—	(3,837)
0.22855%	6-month JPY-LIBOR	1/12/2027		¥7,700,000	802	—	802
28-day MXN-TIIE	8.135%	1/14/2027	MXN	515,000	(2,280)	—	(2,280)
28-day MXN-TIIE	7.47%	4/5/2027		290,000	(702)	—	(702)
28-day MXN-TIIE	7.625%	5/20/2027		410,000	(1,200)	—	(1,200)
28-day MXN-TIIE	7.865%	12/8/2027		189,000	(723)	—	(723)
3-month USD-LIBOR	2.446%	1/8/2028		$42,000	(1,965)	—	(1,965)
2.91%	3-month USD-LIBOR	2/1/2028		88,800	4,010	—	4,010
2.908%	3-month USD-LIBOR	2/1/2028		88,900	4,007	—	4,007
2.925%	3-month USD-LIBOR	2/1/2028		71,100	3,260	—	3,260
2.92%	3-month USD-LIBOR	2/2/2028		67,200	3,065	—	3,065
3-month USD-LIBOR	2.891%	3/9/2028		45,000	(3,669)	—	(3,669)
U.S. EFFR	2.471%	3/27/2028		190,100	(12,803)	—	(12,803)
U.S. EFFR	2.4575%	3/29/2028		224,497	(14,886)	—	(14,886)
U.S. EFFR	2.424%	3/30/2028		189,960	(12,102)	—	(12,102)

The Bond Fund of America	11

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
2.919%	3-month USD-LIBOR	7/16/2028		$89,800	$7,736	$—	$7,736
6-month GBP-LIBOR	1.6567%	9/28/2028		£53,200	(4,018)	—	(4,018)
3-month USD-LIBOR	2.724%	2/5/2029		$301,173	(22,026)	—	(22,026)
3-month USD-LIBOR	2.7435%	2/6/2029		301,183	(22,523)	—	(22,523)
3-month USD-LIBOR	2.3665%	3/27/2029		65,000	(2,801)	—	(2,801)
3-month USD-LIBOR	2.4775%	4/4/2029		24,000	(1,264)	—	(1,264)
3-month USD-LIBOR	2.493%	4/8/2029		27,500	(1,486)	—	(1,486)
3-month USD-LIBOR	2.566%	4/24/2029		45,000	(2,719)	—	(2,719)
3-month USD-LIBOR	2.5525%	4/25/2029		36,400	(2,157)	—	(2,157)
3-month USD-LIBOR	1.9675%	6/21/2029		12,000	(99)	—	(99)
3-month USD-LIBOR	1.995%	7/19/2029		27,500	(288)	—	(288)
3-month USD-LIBOR	1.62105%	8/7/2029		169,000	3,865	—	3,865
1.63521%	3-month USD-LIBOR	8/8/2029		77,090	(1,668)	—	(1,668)
6.89%	28-day MXN-TIIE	8/9/2029	MXN	94,700	32	—	32
U.S. EFFR	1.485%	10/23/2029		$73,400	1,117	—	1,117
U.S. EFFR	1.4869%	10/23/2029		67,000	1,008	—	1,008
U.S. EFFR	1.453%	10/24/2029		85,100	1,545	—	1,545
U.S. EFFR	1.4741%	10/24/2029		85,300	1,384	—	1,384
U.S. EFFR	1.4495%	10/24/2029		63,000	1,164	—	1,164
U.S. EFFR	1.446%	10/24/2029		8,200	154	—	154
1.419%	U.S. EFFR	11/26/2029		310,000	(6,735)	—	(6,735)
3-month USD-LIBOR	2.679%	4/14/2030		65,500	(4,659)	—	(4,659)
3-month USD-LIBOR	3.005%	9/2/2030		160,300	(15,808)	—	(15,808)
3-month USD-LIBOR	2.514%	9/25/2030		223,000	(11,925)	—	(11,925)
3-month USD-LIBOR	1.87%	8/18/2031		57,000	558	—	558
3-month USD-LIBOR	2.8672%	1/29/2033		50,700	(3,552)	—	(3,552)
2.523%	3-month USD-LIBOR	12/8/2035		5,000	352	—	352
2.432%	3-month USD-LIBOR	9/21/2037		2,000	118	—	118
3-month USD-LIBOR	2.986%	2/1/2038		43,100	(2,479)	—	(2,479)
3-month USD-LIBOR	2.963%	2/1/2038		53,100	(2,958)	—	(2,958)
3-month USD-LIBOR	2.9625%	2/1/2038		53,300	(2,967)	—	(2,967)
3-month USD-LIBOR	2.967%	2/2/2038		41,500	(2,324)	—	(2,324)
2.987%	3-month USD-LIBOR	2/7/2038		37,000	5,389	—	5,389
3.193%	3-month USD-LIBOR	5/21/2038		45,000	8,081	—	8,081
3.062%	3-month USD-LIBOR	7/31/2038		23,500	3,764	—	3,764
2.835%	3-month USD-LIBOR	1/10/2039		21,500	2,703	—	2,703
6-month GBP-LIBOR	1.5872%	2/5/2039		£4,250	(464)	—	(464)
6-month GBP-LIBOR	1.5877%	2/5/2039		7,300	(797)	—	(797)
2.874%	3-month USD-LIBOR	2/6/2039		$13,900	1,839	—	1,839
2.7055%	3-month USD-LIBOR	4/17/2039		41,900	4,426	—	4,426
3-month USD-LIBOR	2.6785%	9/4/2045		45,000	(5,447)	—	(5,447)
3-month USD-LIBOR	2.525%	10/20/2045		28,000	(2,515)	—	(2,515)
3-month USD-LIBOR	2.516%	10/20/2045		42,000	(3,694)	—	(3,694)
3-month USD-LIBOR	2.5315%	10/26/2045		40,000	(3,648)	—	(3,648)
3-month USD-LIBOR	2.57082%	11/6/2045		123,000	(12,221)	—	(12,221)
3-month USD-LIBOR	2.57067%	11/9/2045		13,200	(1,312)	—	(1,312)
3-month USD-LIBOR	2.6485%	11/16/2045		13,050	(1,507)	—	(1,507)
3-month USD-LIBOR	2.59125%	12/16/2045		45,000	(4,677)	—	(4,677)
3-month USD-LIBOR	2.4095%	1/14/2046		15,000	(995)	—	(995)
2.5095%	3-month USD-LIBOR	7/24/2047		3,000	272	—	272
U.S. EFFR	2.172%	11/8/2047		30,000	(2,126)	—	(2,126)
U.S. EFFR	2.155%	11/10/2047		18,850	(1,266)	—	(1,266)
U.S. EFFR	2.5635%	2/12/2048		135,836	(21,414)	—	(21,414)
2.98%	3-month USD-LIBOR	3/15/2048		8,400	1,644	—	1,644
2.9625%	3-month USD-LIBOR	3/15/2048		8,400	1,612	—	1,612
2.917%	3-month USD-LIBOR	3/16/2048		16,700	3,036	—	3,036
2.9075%	3-month USD-LIBOR	4/16/2048		7,000	1,260	—	1,260
3.22859%	3-month USD-LIBOR	10/31/2048		60,560	15,445	—	15,445
3.236%	3-month USD-LIBOR	10/31/2048		16,250	4,171	—	4,171
3-month USD-LIBOR	2.8755%	1/31/2049		157,500	(27,829)	—	(27,829)
2.7065%	3-month USD-LIBOR	5/2/2049		63,800	8,890	—	8,890

12	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
3-month USD-LIBOR	2.641%	5/9/2049	$127,500	$(15,879)	$—	$(15,879)
2.5625%	3-month USD-LIBOR	5/15/2049	125,200	13,368	—	13,368
3-month USD-LIBOR	2.381%	5/31/2049	14,500	(951)	—	(951)
3-month USD-LIBOR	1.934%	12/12/2049	47,520	1,733	—	1,733
3-month USD-LIBOR	1.935%	12/17/2049	104,310	3,783	—	3,783
3-month USD-LIBOR	2.007%	12/19/2049	43,400	854	—	854
3-month USD-LIBOR	2.068%	12/24/2049	87,140	495	—	495
3-month USD-LIBOR	2.045%	12/27/2049	96,900	1,068	—	1,068
					$—	$(133,268)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2019 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$1,574,885	$(40,830)	$(33,522)	$(7,308)
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	421,402	(40,596)	(29,257)	(11,339)
					$(62,779)	$(18,647)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $308,172,000, which represented .61% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,914,562,000, which represented 9.74% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 12/31/2019.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

CAD = Canadian dollars

COP = Colombian pesos

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

GBP/£ = British pounds

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NZD = New Zealand dollars

SEK = Swedish kronor

SGD = Singapore dollars

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

See notes to financial statements.

The Bond Fund of America	13

Financial statements

Statement of assets and liabilities at December 31, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $50,104,525)		$51,281,042
Cash		4,315
Cash denominated in currencies other than U.S. dollars (cost: $452)		470
Unrealized appreciation on open forward currency contracts		7,761
Receivables for:
Sales of investments	$3,163,610
Sales of fund’s shares	122,226
Dividends and interest	281,088
Variation margin on futures contracts	3,446
Variation margin on swap contracts	29,840
Other	69	3,600,279
		54,893,867
Liabilities:
Unrealized depreciation on open forward currency contracts		8,801
Payables for:
Purchases of investments	4,290,504
Repurchases of fund’s shares	85,762
Dividends on fund’s shares	15,374
Investment advisory services	7,649
Services provided by related parties	10,164
Trustees’ deferred compensation	778
Variation margin on futures contracts	9,983
Variation margin on swap contracts	16,948
Other	812	4,437,974
Net assets at December 31, 2019		$50,447,092

Net assets consist of:
Capital paid in on shares of beneficial interest		$49,709,752
Total distributable earnings		737,340
Net assets at December 31, 2019		$50,447,092

See notes to financial statements.

14	The Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,855,282 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$23,197,456	1,772,803	$13.09
Class C	785,815	60,054	13.09
Class T	10	1	13.09
Class F-1	976,729	74,644	13.09
Class F-2	9,415,317	719,540	13.09
Class F-3	2,211,948	169,042	13.09
Class 529-A	1,173,469	89,679	13.09
Class 529-C	179,925	13,750	13.09
Class 529-E	46,406	3,546	13.09
Class 529-T	11	1	13.09
Class 529-F-1	127,724	9,761	13.09
Class R-1	39,072	2,986	13.09
Class R-2	409,630	31,305	13.09
Class R-2E	33,065	2,527	13.09
Class R-3	633,088	48,382	13.09
Class R-4	567,087	43,338	13.09
Class R-5E	43,343	3,312	13.09
Class R-5	173,191	13,236	13.09
Class R-6	10,433,806	797,375	13.09

See notes to financial statements.

The Bond Fund of America	15

Statement of operations for the year ended December 31, 2019	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $420)	$1,247,571
Dividends	73,214	$1,320,785
Fees and expenses*:
Investment advisory services	83,255
Distribution services	75,580
Transfer agent services	43,967
Administrative services	13,600
Reports to shareholders	1,763
Registration statement and prospectus	1,534
Trustees’ compensation	291
Auditing and legal	241
Custodian	379
Other	1,106
Total fees and expenses before waiver	221,716
Less transfer agent services waiver	61
Total fees and expenses after waiver		221,655
Net investment income		1,099,130

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	709,432
Futures contracts	642,940
Forward currency contracts	4,313
Swap contracts	(162,621)
Currency transactions	(542)	1,193,522
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $528)	1,576,759
Futures contracts	(230,614)
Forward currency contracts	2,194
Swap contracts	(275,639)
Currency translations	118	1,072,818
Net realized gain and unrealized appreciation		2,266,340

Net increase in net assets resulting from operations		$3,365,470

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets
	(dollars in thousands)

	Year ended December 31,
	2019	2018
Operations:
Net investment income	$1,099,130	$939,428
Net realized gain (loss)	1,193,522	(737,203)
Net unrealized appreciation (depreciation)	1,072,818	(204,948)
Net increase (decrease) in net assets resulting from operations	3,365,470	(2,723)

Distributions paid or accrued to shareholders	(1,755,900)	(946,550)

Net capital share transactions	9,522,208	2,724,691

Total increase in net assets	11,131,778	1,775,418

Net assets:
Beginning of year	39,315,314	37,539,896
End of year	$50,447,092	$39,315,314

See notes to financial statements.

16	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

The Bond Fund of America	17

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

18	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$21,621,080	$—	$21,621,080
Corporate bonds & notes	—	13,322,884	8,445	13,331,329
Mortgage-backed obligations	—	10,659,801	—	10,659,801
Other	—	2,756,966	—	2,756,966
Preferred securities	—	4,219	—	4,219
Common stocks	—	—	6,863	6,863
Short-term securities	2,874,866	25,918	—	2,900,784
Total	$2,874,866	$48,390,868	$15,308	$51,281,042

The Bond Fund of America	19

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15,245	$—	$—	$15,245
Unrealized appreciation on open forward currency contracts	—	7,761	—	7,761
Unrealized appreciation on interest rate swaps	—	274,989	—	274,989
Liabilities:
Unrealized depreciation on futures contracts	(67,577)	—	—	(67,577)
Unrealized depreciation on open forward currency contracts	—	(8,801)	—	(8,801)
Unrealized depreciation on interest rate swaps	—	(408,257)	—	(408,257)
Unrealized depreciation on credit default swaps	—	(18,647)	—	(18,647)
Total	$(52,332)	$(152,955)	$—	$(205,287)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

20	The Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

The Bond Fund of America	21

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $27,729,245,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

22	The Bond Fund of America

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. The average month-end notional amount of open forward currency contracts while held was $1,253,430,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $159,470,605,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,923,190,000.

The Bond Fund of America	23

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$15,245	Unrealized depreciation*	$67,577
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	7,761	Unrealized depreciation on open forward currency contracts	8,801
Swap	Interest	Unrealized appreciation*	274,989	Unrealized depreciation*	408,257
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	18,647
			$297,995		$503,282

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$642,940	Net unrealized depreciation on futures contracts	$(230,614)
Forward currency	Currency	Net realized gain on forward currency contracts	4,313	Net unrealized appreciation on forward currency contracts	2,194
Swap	Interest	Net realized loss on swap contracts	(116,942)	Net unrealized depreciation on swap contracts	(234,905)
Swap	Credit	Net realized loss on swap contracts	(45,679)	Net unrealized depreciation on swap contracts	(40,734)
			$484,632		$(504,059)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

24	The Bond Fund of America

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2019, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$20	$(4)	$—	$—	$16
Bank of New York Mellon	125	(21)	(104)	—	—
Barclays Bank PLC	264	(264)	—	—	—
Citibank	4,649	(473)	—	(3,831)	345
Goldman Sachs	614	(614)	—	—	—
HSBC Bank	154	(30)	—	—	124
JPMorgan Chase	1,470	(1,470)	—	—	—
Standard Chartered Bank	21	(21)	—	—	—
UBS AG	444	(265)	—	—	179
Total	$7,761	$(3,162)	$(104)	$(3,831)	$664
Liabilities:
Bank of America	$4	$(4)	$—	$—	$—
Bank of New York Mellon	21	(21)	—	—	—
Barclays Bank PLC	2,060	(264)	(1,796)	—	—
Citibank	473	(473)	—	—	—
Goldman Sachs	1,154	(614)	(540)	—	—
HSBC Bank	30	(30)	—	—	—
JPMorgan Chase	2,774	(1,470)	(1,149)	—	155
Morgan Stanley	1,810	—	(1,629)	—	181
Standard Chartered Bank	210	(21)	—	—	189
UBS AG	265	(265)	—	—	—
Total	$8,801	$(3,162)	$(5,114)	$—	$525

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The Bond Fund of America	25

During the year ended December 31, 2019, the fund reclassified $750,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $472,685,000.

As of December 31, 2019, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$14,800
Post-October capital loss deferral*	(100,857)
Gross unrealized appreciation on investments	1,658,383
Gross unrealized depreciation on investments	(627,044)
Net unrealized appreciation on investments	1,031,339
Cost of investments	50,107,195

*	This deferral is considered incurred in the subsequent year.

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2019						Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains	Total distributions paid or accrued
Class A	$632,256		$167,895		$800,151		$464,021		$—	$464,021
Class C	17,166		5,689		22,855		14,290		—	14,290
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	25,778		7,064		32,842		17,860		—	17,860
Class F-2	249,463		68,160		317,623		134,102		—	134,102
Class F-3	62,414		16,004		78,418		49,253		—	49,253
Class 529-A	31,813		8,485		40,298		23,226		—	23,226
Class 529-C	3,956		1,302		5,258		3,242		—	3,242
Class 529-E	1,217		336		1,553		939		—	939
Class 529-T	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-1	3,663		923		4,586		2,415		—	2,415
Class R-1	733		282		1,015		498		—	498
Class R-2	8,916		2,975		11,891		6,767		—	6,767
Class R-2E	772		238		1,010		441		—	441
Class R-3	16,313		4,599		20,912		12,339		—	12,339
Class R-4	16,214		4,131		20,345		12,839		—	12,839
Class R-5E	880		317		1,197		128		—	128
Class R-5	5,548		1,252		6,800		4,514		—	4,514
Class R-6	313,911		75,235		389,146		199,676		—	199,676
Total	$1,391,013		$364,887		$1,755,900		$946,550		$—	$946,550

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2019, the investment advisory services fee was $83,255,000, which was equivalent to an annualized rate of 0.186% of average daily net assets.

26	The Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2019, unreimbursed expenses subject to reimbursement totaled $6,714,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended December 31, 2019, AFS voluntarily waived transfer agent services fees of $61,000 for Class F-3 shares.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Prior to July 1, 2019, Class A shares paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes paid a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized the fund to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee will be amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Bond Fund of America	27

For the year ended December 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$52,950	$27,832		$4,366		Not applicable
Class C	7,827	1,056		316		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,169	1,334		341		Not applicable
Class F-2	Not applicable	8,577		2,895		Not applicable
Class F-3	Not applicable	241		714		Not applicable
Class 529-A	2,616	1,311		431		$717
Class 529-C	1,821	229		75		123
Class 529-E	221	24		18		29
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	138		45		76
Class R-1	314	36		13		Not applicable
Class R-2	3,045	1,452		162		Not applicable
Class R-2E	183	65		12		Not applicable
Class R-3	3,070	966		243		Not applicable
Class R-4	1,364	556		216		Not applicable
Class R-5E	Not applicable	34		9		Not applicable
Class R-5	Not applicable	89		68		Not applicable
Class R-6	Not applicable	27		3,676		Not applicable
Total class-specific expenses	$75,580	$43,967		$13,600		$945

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $291,000 in the fund’s statement of operations reflects $205,000 in current fees (either paid in cash or deferred) and a net increase of $86,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2019.

28	The Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$4,797,105	366,940	$786,442		60,160		$(2,517,994)	(193,496)	$3,065,553	233,604
Class C	202,675	15,512	22,117		1,693		(295,471)	(22,768)	(70,679)	(5,563)
Class T	—	—	—		—		—	—	—	—
Class F-1	338,338	25,992	31,497		2,409		(168,855)	(12,993)	200,980	15,408
Class F-2	4,586,576	350,987	307,948		23,534		(1,440,771)	(110,563)	3,453,753	263,958
Class F-3	1,004,030	76,983	77,435		5,919		(414,597)	(31,832)	666,868	51,070
Class 529-A	287,536	22,034	39,969		3,057		(198,383)	(15,204)	129,122	9,887
Class 529-C	48,225	3,702	5,190		397		(72,148)	(5,541)	(18,733)	(1,442)
Class 529-E	12,228	938	1,543		118		(11,992)	(920)	1,779	136
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	40,918	3,137	4,576		350		(23,833)	(1,825)	21,661	1,662
Class R-1	16,870	1,285	1,012		78		(9,765)	(747)	8,117	616
Class R-2	105,968	8,141	11,808		904		(124,454)	(9,575)	(6,678)	(530)
Class R-2E	11,211	861	1,011		77		(6,248)	(476)	5,974	462
Class R-3	180,819	13,861	20,778		1,590		(174,209)	(13,372)	27,388	2,079
Class R-4	151,765	11,648	20,236		1,548		(144,314)	(11,094)	27,687	2,102
Class R-5E	39,735	3,031	1,185		90		(5,989)	(457)	34,931	2,664
Class R-5	40,751	3,129	6,677		511		(43,889)	(3,367)	3,539	273
Class R-6	2,229,367	171,665	388,656		29,727		(647,077)	(49,572)	1,970,946	151,820
Total net increase (decrease)	$14,094,117	1,079,846	$1,728,080		132,162		$(6,299,989)	(483,802)	$9,522,208	728,206

Year ended December 31, 2018

Class A	$2,861,188	227,840	$454,806		36,286		$(3,403,409)	(271,481)	$(87,415)	(7,355)
Class C	121,642	9,691	13,893		1,108		(325,669)	(25,944)	(190,134)	(15,145)
Class T	—	—	—		—		—	—	—	—
Class F-1	191,259	15,227	17,254		1,376		(244,849)	(19,518)	(36,336)	(2,915)
Class F-2	2,836,748	225,999	130,536		10,420		(1,204,214)	(96,250)	1,763,070	140,169
Class F-3	1,006,268	80,033	48,955		3,902		(1,577,549)	(125,862)	(522,326)	(41,927)
Class 529-A	188,116	14,979	23,101		1,843		(204,209)	(16,269)	7,008	553
Class 529-C	35,902	2,859	3,216		257		(74,085)	(5,903)	(34,967)	(2,787)
Class 529-E	6,700	533	933		74		(10,664)	(849)	(3,031)	(242)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	35,211	2,810	2,401		192		(21,209)	(1,694)	16,403	1,308
Class R-1	7,103	566	495		40		(10,597)	(845)	(2,999)	(239)
Class R-2	102,556	8,166	6,686		534		(153,694)	(12,226)	(44,452)	(3,526)
Class R-2E	11,971	953	439		35		(6,077)	(484)	6,333	504
Class R-3	156,978	12,483	12,228		976		(193,761)	(15,424)	(24,555)	(1,965)
Class R-4	125,336	9,970	12,758		1,018		(187,775)	(14,942)	(49,681)	(3,954)
Class R-5E	9,224	732	127		10		(1,259)	(100)	8,092	642
Class R-5	36,921	2,937	4,464		356		(49,926)	(3,976)	(8,541)	(683)
Class R-6	2,314,983	183,807	199,539		15,927		(586,300)	(46,798)	1,928,222	152,936
Total net increase (decrease)	$10,048,106	799,585	$931,831		74,354		$(8,255,246)	(658,565)	$2,724,691	215,374

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $93,209,614,000 and $96,197,824,000, respectively, during the year ended December 31, 2019.

The Bond Fund of America	29

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2019	$12.57	$.31	$.69	$1.00	$(.30)	$(.18)	$(.48)	$13.09	8.02%	$23,197		.60%		.60%		2.35%
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	19,352		.60		.60		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.21	19,939		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	—	(.22)	12.72	2.74	19,437		.61		.61		1.79
12/31/2015	12.81	.23	(.20)	.03	(.25)	—	(.25)	12.59	.23	18,580		.60		.60		1.81
Class C:
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.91)	825		1.39		1.39		1.58
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.40	1,041		1.40		1.40		1.11
12/31/2016	12.59	.12	.12	.24	(.11)	—	(.11)	12.72	1.94	1,276		1.40		1.40		1.00
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	—	(.15)	12.59	(.56)	1,361		1.40		1.40		1.01
Class T:
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24 [5]	—	[6]	.37	[5]	.37	[5]	2.56	[5]
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09 [5]	—	[6]	.39	[5]	.39	[5]	2.58	[5]
12/31/2017[7,8]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.15 [5,9]	—	[6]	.38	[5,10]	.38	[5,10]	2.15	[5,10]
Class F-1:
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977		.64		.64		2.31
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.18)	745		.66		.66		2.32
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.17	801		.65		.65		1.86
12/31/2016	12.59	.22	.12	.34	(.21)	—	(.21)	12.72	2.71	757		.64		.64		1.76
12/31/2015	12.81	.23	(.20)	.03	(.25)	—	(.25)	12.59	.21	673		.63		.63		1.78
Class F-2:
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415		.35		.35		2.59
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.14	5,728		.34		.34		2.65
12/31/2017	12.72	.28	.16	.44	(.27)	—	(.27)	12.89	3.47	4,067		.35		.35		2.16
12/31/2016	12.59	.26	.12	.38	(.25)	—	(.25)	12.72	3.00	3,338		.36		.36		2.03
12/31/2015	12.81	.26	(.20)	.06	(.28)	—	(.28)	12.59	.47	1,521		.37		.37		2.05
Class F-3:
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212		.25		.24		2.70
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.21	1,483		.27		.27		2.70
12/31/2017[7,11]	12.74	.27	.14	.41	(.26)	—	(.26)	12.89	3.25 [9]	2,061		.26	[10]	.26	[10]	2.29	[10]
Class 529-A:
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174		.66		.66		2.29
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.21)	1,003		.69		.69		2.29
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.14	1,022		.68		.68		1.84
12/31/2016	12.59	.22	.12	.34	(.21)	—	(.21)	12.72	2.66	917		.69		.69		1.71
12/31/2015	12.81	.22	(.20)	.02	(.24)	—	(.24)	12.59	.13	898		.70		.70		1.71

30	The Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2019	$12.57	$.21	$.69	$.90	$(.20)	$(.18)	$(.38)	$13.09	7.16%	$180		1.40%		1.40%		1.56%
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.94)	191		1.43		1.43		1.55
12/31/2017	12.72	.14	.16	.30	(.13)	—	(.13)	12.89	2.35	232		1.44		1.44		1.07
12/31/2016	12.59	.12	.12	.24	(.11)	—	(.11)	12.72	1.88	322		1.45		1.45		.95
12/31/2015	12.81	.12	(.20)	(.08)	(.14)	—	(.14)	12.59	(.63)	337		1.46		1.46		.95
Class 529-E:
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46		.85		.85		2.11
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	—	(.27)	12.57	(.40)	43		.88		.88		2.10
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.93	47		.88		.88		1.63
12/31/2016	12.59	.19	.12	.31	(.18)	—	(.18)	12.72	2.45	48		.90		.90		1.50
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	—	(.21)	12.59	(.08)	48		.91		.91		1.50
Class 529-T:
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [5]	—	[6]	.42	[5]	.42	[5]	2.51	[5]
12/31/2018	12.89	.32	(.32)	— [12]	(.32)	—	(.32)	12.57	.04 [5]	—	[6]	.44	[5]	.44	[5]	2.54	[5]
12/31/2017[7,8]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.10 [5,9]	—	[6]	.45	[5,10]	.45	[5,10]	2.08	[5,10]
Class 529-F-1:
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128		.42		.42		2.53
12/31/2018	12.89	.32	(.32)	— [12]	(.32)	—	(.32)	12.57	.03	102		.44		.44		2.54
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.37	88		.45		.45		2.06
12/31/2016	12.59	.25	.12	.37	(.24)	—	(.24)	12.72	2.89	77		.46		.46		1.94
12/31/2015	12.81	.25	(.20)	.05	(.27)	—	(.27)	12.59	.36	71		.47		.47		1.94
Class R-1:
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35		1.35		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.89)	30		1.37		1.37		1.60
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.43	34		1.37		1.37		1.14
12/31/2016	12.59	.13	.12	.25	(.12)	—	(.12)	12.72	1.97	42		1.37		1.37		1.03
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	—	(.15)	12.59	(.53)	47		1.36		1.36		1.05
Class R-2:
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410		1.34		1.34		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.88)	400		1.36		1.36		1.61
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.44	456		1.36		1.36		1.15
12/31/2016	12.59	.13	.12	.25	(.12)	—	(.12)	12.72	1.98	514		1.35		1.35		1.05
12/31/2015	12.81	.14	(.20)	(.06)	(.16)	—	(.16)	12.59	(.51)	545		1.34		1.34		1.07
Class R-2E:
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33		1.05		1.05		1.90
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	—	(.24)	12.57	(.59)	26		1.07		1.07		1.92
12/31/2017	12.72	.19	.16	.35	(.18)	—	(.18)	12.89	2.75	20		1.06		1.06		1.48
12/31/2016	12.59	.17	.12	.29	(.16)	—	(.16)	12.72	2.31	9		1.05		1.05		1.36
12/31/2015	12.81	.18	(.19)	(.01)	(.21)	—	(.21)	12.59	(.07)	1		.96		.96		1.41

See end of table for footnotes.

The Bond Fund of America	31

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]
Class R-3:
12/31/2019	$12.57	$.27	$.69	$.96	$(.26)	$(.18)	$(.44)	$13.09	7.70%	$633		.89%		.89%		2.06%
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	—	(.26)	12.57	(.43)	582		.91		.91		2.06
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.90	622		.91		.91		1.61
12/31/2016	12.59	.19	.12	.31	(.18)	—	(.18)	12.72	2.43	651		.91		.91		1.49
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	—	(.21)	12.59	(.08)	662		.91		.91		1.50
Class R-4:
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567		.59		.59		2.37
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	518		.61		.61		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.22	583		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	—	(.22)	12.72	2.75	556		.60		.60		1.80
12/31/2015	12.81	.23	(.20)	.03	(.25)	—	(.25)	12.59	.24	512		.59		.59		1.82
Class R-5E:
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43		.37		.37		2.53
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	8		.40		.40		2.63
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.39	—	[6]	.42		.40		2.11
12/31/2016	12.59	.25	.12	.37	(.24)	—	(.24)	12.72	2.89	—	[6]	.47		.47		1.91
12/31/2015[7,13]	12.66	.03	(.06)	(.03)	(.04)	—	(.04)	12.59	(.24)[9]	—	[6]	.05	[9]	.05	[9]	.22	[9]
Class R-5:
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173		.29		.29		2.67
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.17	163		.31		.31		2.67
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.52	176		.30		.30		2.21
12/31/2016	12.59	.27	.12	.39	(.26)	—	(.26)	12.72	3.05	149		.31		.31		2.13
12/31/2015	12.81	.27	(.20)	.07	(.29)	—	(.29)	12.59	.54	206		.30		.30		2.11
Class R-6:
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434		.24		.24		2.72
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.22	8,116		.26		.26		2.73
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.58	6,351		.25		.25		2.27
12/31/2016	12.59	.27	.12	.39	(.26)	—	(.26)	12.72	3.11	3,849		.25		.25		2.15
12/31/2015	12.81	.28	(.20)	.08	(.30)	—	(.30)	12.59	.58	2,710		.25		.25		2.16

	Year ended December 31,
Portfolio turnover rate for all share classes[14,15]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	127%	121%	170%	168%	151%
Including mortgage dollar roll transactions	286%	356%	379%	363%	401%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC and/or the fund’s transfer agent. During some of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes. In addition, during one of the years shown, the fund’s transfer agent waived a portion of the fund’s transfer agent services fees for Class F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

32	The Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the summary investment portfolio, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 11, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

The Bond Fund of America	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2019, through December 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	The Bond Fund of America

	Beginning account value 7/1/2019	Ending account value 12/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,019.23	$3.05	.60%
Class A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class C – actual return	1,000.00	1,015.42	6.81	1.34
Class C – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class T – actual return	1,000.00	1,020.42	1.83	.36
Class T – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class F-1 – actual return	1,000.00	1,019.12	3.16	.62
Class F-1 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 – actual return	1,000.00	1,020.52	1.73	.34
Class F-2 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class F-3 – actual return	1,000.00	1,021.10	1.17	.23
Class F-3 – assumed 5% return	1,000.00	1,024.05	1.17	.23
Class 529-A – actual return	1,000.00	1,018.98	3.26	.64
Class 529-A – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 529-C – actual return	1,000.00	1,015.22	7.01	1.38
Class 529-C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class 529-E – actual return	1,000.00	1,018.04	4.22	.83
Class 529-E – assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 529-T – actual return	1,000.00	1,020.12	2.09	.41
Class 529-T – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 529-F-1 – actual return	1,000.00	1,020.23	2.04	.40
Class 529-F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-1 – actual return	1,000.00	1,015.44	6.81	1.34
Class R-1 – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-2 – actual return	1,000.00	1,015.42	6.81	1.34
Class R-2 – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-2E – actual return	1,000.00	1,016.96	5.29	1.04
Class R-2E – assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class R-3 – actual return	1,000.00	1,017.76	4.48	.88
Class R-3 – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class R-4 – actual return	1,000.00	1,019.31	2.95	.58
Class R-4 – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class R-5E – actual return	1,000.00	1,020.40	1.83	.36
Class R-5E – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class R-5 – actual return	1,000.00	1,020.86	1.43	.28
Class R-5 – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class R-6 – actual return	1,000.00	1,021.14	1.12	.22
Class R-6 – assumed 5% return	1,000.00	1,024.10	1.12	.22

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Bond Fund of America	35

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2019:

Long-term capital gains	$364,582,000
Qualified dividend income	$2,739,000
Corporate dividends received deduction	$1,658,000
U.S. government income that may be exempt from state taxation	$376,451,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2020, to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their tax advisors.

36	The Bond Fund of America

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

The Bond Fund of America	37

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38	The Bond Fund of America

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The Bond Fund of America	39

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40	The Bond Fund of America

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The Bond Fund of America	41

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42	The Bond Fund of America

Board of trustees and other officers

Independent trustees1

Name, Date of Birth and Position with Fund	Year First Elected as a Director/ Trustee[2]	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen by Trustee	Other Directorships[3] Held by Trustee During the Past Five Years
William H. Baribault, 1945	2010	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2006	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015-2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2005	Private investor	89	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2019	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None

Interested trustees4,5

Name, Date of Birth and Position with Fund	Year First Elected as a Director/ Trustee/ Officer[2]	Principal Occupation(s) During the Past Five Years and Positions Held with Affiliated Entities or the Principal Underwriter of the Fund	Number of Portfolios Overseen by Trustee	Other Directorships[3] Held by Trustee During the Past Five Years
Michael C. Gitlin, 1970	2015	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 44 for footnotes.

The Bond Fund of America	43

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Pramod Atluri, 1976 President	2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Kristine M. Nishiyama, 1970 Executive Vice President	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
David J. Betanzos, 1974 Senior Vice President	2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Fixed Income Investors, Capital Research and Management Company
David S. Lee, 1972 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Robert H. Neithart, 1965 Senior Vice President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Chairman of the Board, Capital Strategy Research, Inc.[6]
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2011	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

44	The Bond Fund of America

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)
P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

A complete December 31, 2019, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

BFA

Registrant:

a) Audit Fees:
Audit	2018	31,000
	2019	198,000

b) Audit-Related Fees:
	2018	10,000
	2019	9,000

c) Tax Fees:
	2018	8,000
	2019	13,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2018	None
	2019	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2018	1,117,000
	2019	1,812,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2018	8,000
	2019	46,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2018	None
	2019	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,196,000 for fiscal year 2018 and $1,882,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Bond Fund of America®

Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 95.88% U.S. Treasury bonds & notes 42.86% U.S. Treasury 39.79%	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2020	$2,250	$2,253
U.S. Treasury 2.50% 2020	50,000	50,426
U.S. Treasury 2.75% 2020	182,000	183,514
U.S. Treasury 1.125% 2021	500	496
U.S. Treasury 1.125% 2021	—[1]	—[1]
U.S. Treasury 1.50% 2021	102,340	102,181
U.S. Treasury 1.50% 2021	40,000	39,945
U.S. Treasury 1.625% 2021	232,662	232,759
U.S. Treasury 1.625% 2021	13,360	13,377
U.S. Treasury 1.75% 2021	25,177	25,253
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.826% 2021[2]	515,888	516,708
U.S. Treasury 2.00% 2021	3,000	3,020
U.S. Treasury 2.00% 2021	1,000	1,007
U.S. Treasury 2.125% 2021	250,000	251,832
U.S. Treasury 2.125% 2021	93,000	93,973
U.S. Treasury 2.50% 2021[3]	1,245,000	1,257,550
U.S. Treasury 2.50% 2021	62,500	63,084
U.S. Treasury 1.375% 2022	157,000	155,964
U.S. Treasury 1.50% 2022	255,000	254,355
U.S. Treasury 1.625% 2022	252,000	252,081
U.S. Treasury 1.625% 2022	121,757	121,819
U.S. Treasury 1.625% 2022	91,000	91,043
U.S. Treasury 1.75% 2022	60,000	60,217
U.S. Treasury 1.75% 2022	57,000	57,201
U.S. Treasury 1.875% 2022[3]	371,200	373,902
U.S. Treasury 1.875% 2022	281,500	283,245
U.S. Treasury 1.875% 2022	70,000	70,423
U.S. Treasury 1.875% 2022	50,000	50,339
U.S. Treasury 2.00% 2022	399,550	403,793
U.S. Treasury 2.00% 2022	220,460	222,876
U.S. Treasury 2.125% 2022[3]	460,830	467,673
U.S. Treasury 2.125% 2022	85,340	86,436
U.S. Treasury 1.25% 2023	34,400	33,947
U.S. Treasury 1.375% 2023	72,000	71,357
U.S. Treasury 1.375% 2023	13,000	12,876
U.S. Treasury 1.50% 2023[3]	417,860	416,251
U.S. Treasury 1.50% 2023	44,500	44,325
U.S. Treasury 1.625% 2023	163,015	162,972
U.S. Treasury 1.625% 2023	15,000	14,995
U.S. Treasury 1.75% 2023	47,600	47,775
U.S. Treasury 2.125% 2023	81,263	82,729
U.S. Treasury 2.50% 2023	205,735	211,971
U.S. Treasury 2.50% 2023	57,100	58,672
U.S. Treasury 2.625% 2023	438,800	452,236
U.S. Treasury 2.625% 2023	211,578	219,512
U.S. Treasury 2.625% 2023	15,000	15,502
The Bond Fund of America — Page 1 of 49

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$270,000	$279,898
U.S. Treasury 2.75% 2023	1,367	1,420
U.S. Treasury 2.875% 2023	396,200	414,184
U.S. Treasury 2.875% 2023	242,729	253,567
U.S. Treasury 2.875% 2023	129,400	135,369
U.S. Treasury 1.25% 2024	181,500	178,061
U.S. Treasury 1.50% 2024	436,720	433,121
U.S. Treasury 1.50% 2024	268,281	266,070
U.S. Treasury 1.50% 2024	24,235	24,041
U.S. Treasury 1.75% 2024	320,202	321,252
U.S. Treasury 1.75% 2024	209,857	210,554
U.S. Treasury 1.75% 2024	147,483	147,967
U.S. Treasury 2.00% 2024	723,650	733,745
U.S. Treasury 2.00% 2024	183,000	185,546
U.S. Treasury 2.00% 2024	180,000	182,524
U.S. Treasury 2.125% 2024	550,850	561,955
U.S. Treasury 2.125% 2024	115,265	117,426
U.S. Treasury 2.125% 2024	18,000	18,371
U.S. Treasury 2.25% 2024	172,750	177,324
U.S. Treasury 2.25% 2024	55,825	57,131
U.S. Treasury 2.25% 2024	50,633	51,859
U.S. Treasury 2.25% 2024	33,000	33,886
U.S. Treasury 2.375% 2024	230,233	236,825
U.S. Treasury 2.50% 2024	84,000	86,940
U.S. Treasury 2.75% 2024	50,000	52,168
U.S. Treasury 2.00% 2025	97,000	98,433
U.S. Treasury 2.125% 2025	61,750	63,041
U.S. Treasury 2.25% 2025	35,000	35,963
U.S. Treasury 2.50% 2025	14,000	14,551
U.S. Treasury 2.625% 2025	192,822	202,253
U.S. Treasury 2.625% 2025	146,324	153,068
U.S. Treasury 2.75% 2025[3]	992,493	1,043,944
U.S. Treasury 2.75% 2025	31,813	33,518
U.S. Treasury 2.875% 2025	287,175	304,248
U.S. Treasury 1.375% 2026	55,000	53,511
U.S. Treasury 1.625% 2026	227,900	225,097
U.S. Treasury 1.625% 2026	147,850	146,111
U.S. Treasury 1.625% 2026	8,466	8,360
U.S. Treasury 1.75% 2026	215,000	213,807
U.S. Treasury 1.875% 2026	442,000	444,020
U.S. Treasury 1.875% 2026	315,013	316,588
U.S. Treasury 2.00% 2026	15,600	15,782
U.S. Treasury 2.125% 2026	54,000	55,095
U.S. Treasury 2.25% 2026	64,385	66,173
U.S. Treasury 2.50% 2026	24,000	25,012
U.S. Treasury 2.625% 2026	142,585	149,581
U.S. Treasury 2.25% 2027	220,486	226,805
U.S. Treasury 2.25% 2027	68,000	69,952
U.S. Treasury 2.25% 2027	5,000	5,142
U.S. Treasury 2.375% 2027	30,000	31,125
U.S. Treasury 2.75% 2028	25,451	27,107
U.S. Treasury 2.875% 2028	61,335	65,994
U.S. Treasury 2.875% 2028	3,760	4,051
U.S. Treasury 1.625% 2029	391,863	381,718
The Bond Fund of America — Page 2 of 49

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2029	$585,353	$576,438
U.S. Treasury 2.375% 2029	52,349	54,410
U.S. Treasury 2.625% 2029	44,500	47,198
U.S. Treasury 4.375% 2040	22,000	29,554
U.S. Treasury 4.625% 2040	17,000	23,513
U.S. Treasury 4.375% 2041	16,000	21,581
U.S. Treasury 2.875% 2043	3,750	4,089
U.S. Treasury 3.00% 2045[3]	14,850	16,625
U.S. Treasury 2.50% 2046[3]	174,762	178,578
U.S. Treasury 2.875% 2046[3]	19,354	21,248
U.S. Treasury 2.75% 2047[3]	39,500	42,403
U.S. Treasury 3.00% 2047[3]	86,916	97,742
U.S. Treasury 3.00% 2047	13,950	15,689
U.S. Treasury 3.00% 2048[3]	179,901	202,286
U.S. Treasury 3.125% 2048	9,510	10,951
U.S. Treasury 3.375% 2048	5,648	6,815
U.S. Treasury 2.25% 2049	909,217	882,213
U.S. Treasury 2.375% 2049[3]	259,800	258,948
U.S. Treasury 2.875% 2049[3]	263,569	290,564
U.S. Treasury 3.00% 2049[3]	13,709	15,465
		20,071,429
U.S. Treasury inflation-protected securities 3.07%
U.S. Treasury Inflation-Protected Security 0.625% 2023[4]	230,711	234,379
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	44,732	45,020
U.S. Treasury Inflation-Protected Security 0.50% 2024[4]	290,375	295,214
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	24,662	24,898
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	8,447	8,709
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	28,192	28,768
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	21,732	22,074
U.S. Treasury Inflation-Protected Security 0.75% 2028[4]	45,106	47,479
U.S. Treasury Inflation-Protected Security 1.75% 2028[4]	5,159	5,799
U.S. Treasury Inflation-Protected Security 0.25% 2029[4]	294,654	297,918
U.S. Treasury Inflation-Protected Security 2.125% 2041[3,4]	14,477	19,106
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,4]	195,021	203,026
U.S. Treasury Inflation-Protected Security 0.875% 2047[3,4]	15,990	17,173
U.S. Treasury Inflation-Protected Security 1.00% 2049[3,4]	269,614	300,088
		1,549,651
Total U.S. Treasury bonds & notes		21,621,080
Corporate bonds & notes 26.43% Financials 5.98%
ACE INA Holdings Inc. 2.30% 2020	13,345	13,393
ACE INA Holdings Inc. 2.875% 2022	1,585	1,626
ACE INA Holdings Inc. 3.35% 2026	1,885	2,004
ACE INA Holdings Inc. 4.35% 2045	1,465	1,772
Allstate Corp. 3.85% 2049	9,000	9,979
Ally Financial Inc. 5.75% 2025	8,000	8,970
Ally Financial Inc. 8.00% 2031	18,050	24,777
Ally Financial Inc. 8.00% 2031	5,630	7,825
American Express Co. 3.00% 2024	20,000	20,673
American International Group, Inc. 3.90% 2026	2,625	2,813
American International Group, Inc. 4.80% 2045	1,150	1,378
The Bond Fund of America — Page 3 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
AON Corp. 2.20% 2022	$1,195	$1,201
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,234
AXA Equitable Holdings, Inc. 3.90% 2023	5,575	5,842
AXA Equitable Holdings, Inc. 4.35% 2028	4,000	4,342
AXA Equitable Holdings, Inc. 5.00% 2048	13,935	14,978
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 8/11/2021)[5,6]	1,850	1,876
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[6]	21,000	21,160
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	36,500	37,899
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[6]	30,460	31,813
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)[6]	19,780	19,948
Bank of Montreal 4.338% 2028 (USD Semi Annual 30/360 (vs. 3-month LIBOR) 5-year + 1.28% on 10/5/2023)[6]	13,234	13,962
Bank of Nova Scotia 2.50% 2021	17,500	17,601
Bank of Nova Scotia 2.70% 2026	19,000	19,335
Barclays Bank PLC 3.65% 2025	2,000	2,088
Barclays Bank PLC 4.95% 2047	9,900	11,648
BBVA Bancomer SA 6.50% 2021[5]	241	252
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	25,397
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,553
Berkshire Hathaway Inc. 3.125% 2026	4,100	4,321
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,817
BNP Paribas 3.50% 2023[5]	47,425	49,078
BNP Paribas 3.80% 2024[5]	39,000	40,963
BNP Paribas 2.819% 2025[5,6]	5,050	5,109
BNP Paribas 3.375% 2025[5]	25,675	26,659
Capital One Financial Corp. 2.15% 2022	13,625	13,651
Capital One Financial Corp. 4.25% 2025	23,912	26,029
Citigroup Inc. 2.35% 2021	16,500	16,602
Citigroup Inc. 2.70% 2021	13,500	13,628
Citigroup Inc. 2.90% 2021	13,500	13,723
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[6]	12,000	12,694
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	4,000	4,061
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[6]	11,100	12,144
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,334
Cooperatieve Rabobank UA 2.625% 2024[5]	10,900	11,027
Crédit Agricole SA 3.375% 2022[5]	10,250	10,488
Crédit Agricole SA 3.75% 2023[5]	21,000	21,967
Crédit Agricole SA 3.25% 2024[5]	6,200	6,425
Crédit Agricole SA 4.375% 2025[5]	11,130	11,968
Credit Suisse Group AG 3.45% 2021	11,250	11,443
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,6]	32,850	33,460
Credit Suisse Group AG 3.80% 2023	29,264	30,637
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[5,6]	15,200	15,253
Credit Suisse Group AG 3.75% 2025	7,600	8,042
Credit Suisse Group AG 4.55% 2026	11,000	12,210
Credit Suisse Group AG 4.282% 2028[5]	4,286	4,662
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,6]	13,185	14,045
Danske Bank AS 2.00% 2021[5]	20,260	20,175
Danske Bank AS 2.70% 2022[5]	13,475	13,576
Danske Bank AS 3.875% 2023[5]	31,840	33,062
Deutsche Bank AG 2.70% 2020	13,000	13,010
Deutsche Bank AG 3.15% 2021	32,737	32,888
Deutsche Bank AG 3.375% 2021	2,100	2,122
The Bond Fund of America — Page 4 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 4.25% 2021	$36,725	$37,314
Deutsche Bank AG 4.25% 2021	850	874
Deutsche Bank AG 3.30% 2022	4,055	4,097
Deutsche Bank AG 5.00% 2022	4,675	4,883
Deutsche Bank AG 3.95% 2023	11,197	11,483
Deutsche Bank AG 3.70% 2024	10,125	10,275
Deutsche Bank AG 3.70% 2024	6,250	6,360
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	29,275	29,919
Deutsche Bank AG 4.10% 2026	13,950	14,151
DNB Bank ASA 2.375% 2021[5]	22,700	22,852
Ford Motor Credit Co. 3.35% 2022	9,000	9,093
Ford Motor Credit Co. 3.81% 2024	5,242	5,321
Ford Motor Credit Co. 4.063% 2024	9,000	9,189
Ford Motor Credit Co. 5.584% 2024	9,196	9,953
Ford Motor Credit Co. 4.542% 2026	26,034	26,650
FS Energy and Power Fund 7.50% 2023[5]	7,755	7,965
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	41,000	41,744
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 3.08% 2026[2]	5,975	6,041
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[6]	10,080	10,806
Groupe BPCE SA 2.75% 2023[5]	8,600	8,740
Groupe BPCE SA 5.70% 2023[5]	30,476	33,746
Groupe BPCE SA 5.15% 2024[5]	25,098	27,543
Groupe BPCE SA 4.50% 2025[5]	7,795	8,400
Guardian Life Global Funding 2.90% 2024[5]	2,420	2,487
Hartford Financial Services Group, Inc. 2.80% 2029	13,850	14,020
Hartford Financial Services Group, Inc. 3.60% 2049	3,250	3,350
HSBC Holdings PLC 4.125% 2020[5]	9,453	9,575
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[6]	18,500	18,569
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[6]	37,900	40,845
HSBK (Europe) BV 7.25% 2021[5]	3,710	3,896
Intesa Sanpaolo SpA 3.125% 2022[5]	17,025	17,250
Intesa Sanpaolo SpA 3.375% 2023[5]	39,966	40,641
Intesa Sanpaolo SpA 3.25% 2024[5]	1,475	1,483
Intesa Sanpaolo SpA 5.017% 2024[5]	112,000	117,671
Intesa Sanpaolo SpA 5.71% 2026[5]	21,955	23,762
Intesa Sanpaolo SpA 3.875% 2027[5]	7,375	7,382
Intesa Sanpaolo SpA 3.875% 2028[5]	5,997	6,022
Intesa Sanpaolo SpA 4.00% 2029[5]	1,225	1,244
Jefferies Financial Group Inc. 5.50% 2023	4,695	5,105
JPMorgan Chase & Co. 2.40% 2021	17,500	17,616
JPMorgan Chase & Co. 2.55% 2021	26,400	26,605
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[6]	20,134	20,980
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[6]	6,115	6,521
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	54,850	54,782
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[6]	27,439	27,435
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[6]	16,500	16,747
Lloyds Banking Group PLC 4.05% 2023	14,200	15,056
Lloyds Banking Group PLC 4.582% 2025	5,143	5,569
Lloyds Banking Group PLC 4.375% 2028	2,560	2,822
LPL Financial Holdings Inc. 4.625% 2027[5]	4,395	4,494
Marsh & McLennan Cos., Inc. 3.875% 2024	17,120	18,260
Marsh & McLennan Cos., Inc. 4.375% 2029	2,460	2,803
Marsh & McLennan Cos., Inc. 4.75% 2039	750	906
Marsh & McLennan Cos., Inc. 4.90% 2049	1,200	1,521
The Bond Fund of America — Page 5 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[5,6]	$100	$134
MetLife, Inc. 3.60% 2025	100	107
MetLife, Inc. 4.60% 2046	800	984
Metropolitan Life Global Funding I 2.50% 2020[5]	7,500	7,538
Metropolitan Life Global Funding I 2.40% 2021[5]	19,975	20,074
Metropolitan Life Global Funding I 3.45% 2021[5]	1,500	1,542
Metropolitan Life Global Funding I 2.40% 2022[5]	5,965	6,027
Metropolitan Life Global Funding I 3.375% 2022[5]	3,000	3,084
Metropolitan Life Global Funding I 3.60% 2024[5]	3,000	3,174
Metropolitan Life Global Funding I 3.45% 2026[5]	2,315	2,484
Metropolitan Life Global Funding I 3.00% 2027[5]	2,500	2,593
Metropolitan Life Global Funding I 3.05% 2029[5]	5,000	5,216
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	13,540
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,234
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	10,012
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	4,600	4,692
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	17,710
Morgan Stanley 2.50% 2021	14,300	14,412
Morgan Stanley 5.75% 2021	15,605	16,210
Morgan Stanley 2.75% 2022	13,054	13,293
Morgan Stanley 3.125% 2023	10,000	10,285
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[6]	57,500	60,094
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	31,350	31,750
National Australia Bank Ltd. 2.50% 2022	15,500	15,681
National Australia Bank Ltd. 2.875% 2023	13,200	13,531
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[5,6]	5,000	5,176
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[5,6]	33,400	35,429
Nationwide Building Society 4.125% 2032 (5-year USD ICE Swap + 1.849% on 10/18/2027)[5,6]	3,000	3,123
New York Life Global Funding 1.95% 2020[5]	3,625	3,627
New York Life Global Funding 1.95% 2020[5]	2,190	2,190
New York Life Global Funding 1.70% 2021[5]	30,500	30,468
New York Life Global Funding 2.00% 2021[5]	700	702
New York Life Global Funding 2.25% 2022[5]	10,195	10,294
New York Life Global Funding 2.875% 2024[5]	2,500	2,579
New York Life Global Funding 3.00% 2028[5]	2,500	2,591
Nuveen, LLC 4.00% 2028[5]	1,515	1,686
PNC Bank 3.50% 2023	17,840	18,715
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,320
PRICOA Global Funding I 2.45% 2022[5]	3,090	3,127
PRICOA Global Funding I 3.45% 2023[5]	11,525	12,083
Principal Financial Group, Inc. 4.111% 2028[5]	3,500	3,775
Principal Financial Group, Inc. 3.70% 2029	1,765	1,924
Progressive Corp. 4.00% 2029	3,000	3,353
Prudential Financial, Inc. 3.905% 2047	850	914
Prudential Financial, Inc. 4.418% 2048	1,000	1,161
Prudential Financial, Inc. 4.35% 2050	5,000	5,754
Prudential Financial, Inc. 3.70% 2051	21,150	22,249
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[6]	3,500	4,004
Rabobank Nederland 2.50% 2021	8,500	8,551
Rabobank Nederland 4.375% 2025	5,945	6,450
Royal Bank of Canada 3.20% 2021	20,000	20,358
Royal Bank of Canada 2.80% 2022	23,825	24,312
Royal Bank of Scotland PLC 4.519% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[6]	14,130	15,009
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6]	22,200	24,517
The Bond Fund of America — Page 6 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[6]	$5,300	$6,094
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,431
Santander Holdings USA, Inc. 3.50% 2024	13,325	13,707
Santander Holdings USA, Inc. 3.244% 2026[5]	15,000	15,171
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,464
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,373
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	29,684
Svenska Handelsbanken AB 1.875% 2021	8,920	8,907
Synchrony Bank 3.65% 2021	12,975	13,249
Synchrony Financial 2.85% 2022	8,750	8,857
Synchrony Financial 4.375% 2024	5,825	6,214
Toronto-Dominion Bank 2.65% 2024	41,125	42,118
Travelers Cos., Inc. 4.00% 2047	2,250	2,546
Travelers Cos., Inc. 4.05% 2048	2,500	2,847
Travelers Cos., Inc. 4.10% 2049	1,500	1,725
U.S. Bancorp 2.85% 2023	21,000	21,506
U.S. Bancorp 3.40% 2023	13,125	13,711
U.S. Bancorp 2.40% 2024	59,000	59,790
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[5,6]	19,100	19,454
UniCredit SpA 3.75% 2022[5]	14,975	15,345
UniCredit SpA 6.572% 2022[5]	22,250	23,895
UniCredit SpA 4.625% 2027[5]	27,550	29,189
UniCredit SpA 5.861% 2032[5,6]	53,810	56,225
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[5,6]	35,184	40,478
Unum Group 5.625% 2020	345	354
VEB Finance Ltd. 6.902% 2020[5]	4,600	4,707
VEB Finance Ltd. 6.80% 2025[5]	500	598
Wells Fargo & Co. 2.10% 2021	41,300	41,369
Wells Fargo & Co. 2.50% 2021	13,500	13,598
Wells Fargo & Co. 2.625% 2022	16,000	16,236
Wells Fargo & Co. 3.55% 2023	5,000	5,242
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[6]	49,525	49,559
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[6]	24,675	25,599
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[6]	9,860	9,926
Willis North America Inc. 3.875% 2049	3,100	3,096
		3,014,536
Health care 4.43%
Abbott Laboratories 3.40% 2023	6,785	7,136
Abbott Laboratories 3.75% 2026	1,023	1,118
Abbott Laboratories 4.75% 2036	200	250
AbbVie Inc. 2.50% 2020	12,435	12,454
AbbVie Inc. 2.30% 2021	14,335	14,400
AbbVie Inc. 3.20% 2022	3,040	3,120
AbbVie Inc. 2.85% 2023	8,367	8,534
AbbVie Inc. 3.75% 2023	5,333	5,613
AbbVie Inc. 2.60% 2024[5]	33,935	34,168
AbbVie Inc. 2.95% 2026[5]	24,496	24,900
AbbVie Inc. 3.20% 2029[5]	49,815	50,708
AbbVie Inc. 4.05% 2039[5]	20,554	21,795
AbbVie Inc. 4.45% 2046	15,563	16,649
AbbVie Inc. 4.875% 2048	13,000	14,911
AbbVie Inc. 4.25% 2049[5]	30,658	32,404
Allergan PLC 3.00% 2020	20,010	20,025
The Bond Fund of America — Page 7 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Allergan PLC 3.45% 2022	$43,067	$44,052
Allergan PLC 3.80% 2025	3,803	3,995
Allergan PLC 4.75% 2045	5,024	5,465
Allergan, Inc. 5.00% 2021[5]	12,457	13,029
Amgen Inc. 1.85% 2021	7,340	7,327
Anthem, Inc. 2.95% 2022	22,000	22,507
Anthem, Inc. 2.375% 2025	1,534	1,537
Anthem, Inc. 4.101% 2028	7,000	7,603
Anthem, Inc. 2.875% 2029	5,685	5,665
AstraZeneca PLC 2.375% 2022	14,650	14,818
AstraZeneca PLC 3.50% 2023	15,207	15,913
AstraZeneca PLC 3.375% 2025	21,116	22,438
AstraZeneca PLC 4.00% 2029	10,009	11,115
Baxalta Inc. 4.00% 2025	622	670
Bayer US Finance II LLC 3.875% 2023[5]	44,750	46,971
Bayer US Finance II LLC 4.25% 2025[5]	47,849	51,624
Bayer US Finance II LLC 4.375% 2028[5]	31,650	34,533
Bayer US Finance II LLC 4.875% 2048[5]	5,376	6,156
Becton, Dickinson and Co. 2.404% 2020	19,675	19,697
Becton, Dickinson and Co. 2.894% 2022	22,730	23,105
Becton, Dickinson and Co. 3.363% 2024	41,795	43,537
Becton, Dickinson and Co. 3.734% 2024	5,000	5,299
Becton, Dickinson and Co. 3.70% 2027	5,356	5,706
Boston Scientific Corp. 3.375% 2022	5,000	5,163
Boston Scientific Corp. 3.45% 2024	1,985	2,077
Boston Scientific Corp. 3.75% 2026	11,325	12,137
Boston Scientific Corp. 4.70% 2049	1,025	1,245
Bristol-Myers Squibb Co. 2.60% 2022[5]	6,623	6,732
Bristol-Myers Squibb Co. 2.90% 2024[5]	21,114	21,798
Bristol-Myers Squibb Co. 3.20% 2026[5]	15,681	16,457
Bristol-Myers Squibb Co. 3.40% 2029[5]	43,225	46,231
Bristol-Myers Squibb Co. 4.25% 2049[5]	6,867	8,138
Centene Corp. 4.75% 2025[5]	15,000	15,612
Centene Corp. 5.375% 2026[5]	10,415	11,072
Centene Corp. 4.25% 2027[5]	8,090	8,338
Centene Corp. 4.625% 2029[5]	7,255	7,659
Cigna Corp. 3.75% 2023	21,493	22,545
Cigna Corp. 4.375% 2028	21,465	23,793
Cigna Corp. 4.80% 2038	2,020	2,358
Cigna Corp. 4.90% 2048	14,945	17,870
Concordia International Corp. 8.00% 2024	1,308	1,243
CVS Health Corp. 3.35% 2021	2,571	2,614
CVS Health Corp. 4.30% 2028	6,090	6,651
CVS Health Corp. 5.05% 2048	12,004	14,205
Eagle Holding Co. II, LLC 7.75% 2022[5,7]	2,630	2,675
Eli Lilly and Co. 2.35% 2022	3,816	3,864
Eli Lilly and Co. 3.375% 2029	6,266	6,756
EMD Finance LLC 2.40% 2020[5]	17,985	17,991
EMD Finance LLC 2.95% 2022[5]	9,600	9,729
EMD Finance LLC 3.25% 2025[5]	36,850	37,942
Endo International PLC 5.875% 2024[5]	625	608
GlaxoSmithKline PLC 2.875% 2022	6,417	6,556
GlaxoSmithKline PLC 3.375% 2023	41,545	43,328
GlaxoSmithKline PLC 3.00% 2024	14,515	15,137
The Bond Fund of America — Page 8 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
GlaxoSmithKline PLC 3.625% 2025	$14,585	$15,657
HCA Inc. 4.125% 2029	2,825	2,999
HCA Inc. 5.875% 2029	7,130	8,253
HCA Inc. 5.25% 2049	8,300	9,280
Humana Inc. 2.50% 2020	15,000	15,066
Johnson & Johnson 2.25% 2022	12,240	12,375
Kinetic Concepts, Inc. 12.50% 2021[5]	5,955	6,144
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,473
Medtronic, Inc. 3.50% 2025	890	954
Merck & Co., Inc. 2.80% 2023	5,773	5,952
Merck & Co., Inc. 2.90% 2024	5,655	5,886
Merck & Co., Inc. 2.75% 2025	9,550	9,890
Merck & Co., Inc. 3.40% 2029	1,672	1,810
Molina Healthcare, Inc. 4.875% 2025[5]	10,115	10,423
Mylan Laboratories Inc. 3.15% 2021	14,800	14,995
Pfizer Inc. 2.80% 2022	3,707	3,785
Pfizer Inc. 3.20% 2023	37,100	38,696
Pfizer Inc. 2.95% 2024	2,297	2,385
Pfizer Inc. 3.60% 2028	3,772	4,136
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[2,7,8,9,10]	6,845	6,913
Shire PLC 2.40% 2021	51,117	51,408
Shire PLC 2.875% 2023	36,035	36,717
Shire PLC 3.20% 2026	43,426	44,743
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	33,600	36,078
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	68,368	79,613
Team Health Holdings, Inc. 6.375% 2025[5]	5,240	3,513
Teva Pharmaceutical Finance Co. BV 2.20% 2021	3,886	3,771
Teva Pharmaceutical Finance Co. BV 2.80% 2023	235,098	218,544
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,316	93,616
Teva Pharmaceutical Finance Co. BV 7.125% 2025[5]	30,000	30,879
Teva Pharmaceutical Finance Co. BV 3.15% 2026	95,825	80,016
Teva Pharmaceutical Finance Co. BV 6.75% 2028	86,779	88,259
Teva Pharmaceutical Finance Co. BV 4.10% 2046	110,965	80,183
UnitedHealth Group Inc. 3.35% 2022	200	207
UnitedHealth Group Inc. 2.375% 2024	11,540	11,690
UnitedHealth Group Inc. 3.50% 2024	21,200	22,377
UnitedHealth Group Inc. 3.70% 2025	15,430	16,695
UnitedHealth Group Inc. 3.75% 2025	5,880	6,350
UnitedHealth Group Inc. 2.875% 2029	16,410	16,887
UnitedHealth Group Inc. 4.45% 2048	2,000	2,388
UnitedHealth Group Inc. 3.70% 2049	6,795	7,299
Valeant Pharmaceuticals International, Inc. 9.25% 2026[5]	9,160	10,538
WellCare Health Plans, Inc. 5.375% 2026[5]	3,175	3,387
WellPoint, Inc. 3.50% 2024	18,698	19,600
Zimmer Holdings, Inc. 3.15% 2022	14,276	14,574
		2,235,875
Energy 3.35%
Apache Corp. 4.25% 2030	29,770	30,875
Apache Corp. 5.35% 2049	33,485	35,041
Baker Hughes, a GE Co. 4.08% 2047	4,040	4,137
BP Capital Markets PLC 2.315% 2020	4,495	4,496
BP Capital Markets PLC 3.062% 2022	13,481	13,823
The Bond Fund of America — Page 9 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
BP Capital Markets PLC 3.79% 2024	$47,280	$50,311
BP Capital Markets PLC 3.41% 2026	17,500	18,642
BP Capital Markets PLC 4.234% 2028	17,000	19,218
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,640
Canadian Natural Resources Ltd. 2.95% 2023	14,820	15,119
Canadian Natural Resources Ltd. 3.80% 2024	10,500	11,100
Canadian Natural Resources Ltd. 3.85% 2027	23,910	25,500
Cenovus Energy Inc. 3.80% 2023	3,940	4,076
Cenovus Energy Inc. 4.25% 2027	16,800	17,794
Cenovus Energy Inc. 5.25% 2037	2,189	2,425
Cenovus Energy Inc. 5.40% 2047	47,923	55,922
Cheniere Energy, Inc. 3.70% 2029[5]	62,925	64,246
Chevron Corp. 2.10% 2021	10,000	10,048
Chevron Corp. 2.498% 2022	9,675	9,833
Chevron Corp. 2.954% 2026	11,980	12,522
Columbia Pipeline Partners LP 5.80% 2045	2,635	3,335
Concho Resources Inc. 4.30% 2028	18,500	20,163
Concho Resources Inc. 4.85% 2048	5,402	6,297
Constellation Oil Services Holding SA 10.00% 2024[5,7,8,9]	3,225	1,532
DCP Midstream Operating LP 4.95% 2022	1,495	1,555
Diamond Offshore Drilling, Inc. 4.875% 2043	13,470	7,387
Diamondback Energy, Inc. 3.25% 2026	15,071	15,261
Enbridge Energy Partners, LP 5.875% 2025	21,905	25,544
Enbridge Energy Partners, LP 7.375% 2045	39,195	58,469
Enbridge Inc. 4.00% 2023	30,600	32,329
Enbridge Inc. 3.50% 2024	4,582	4,798
Enbridge Inc. 2.50% 2025	17,500	17,623
Energy Transfer Operating, LP 5.875% 2024	1,375	1,522
Energy Transfer Operating, LP 5.50% 2027	10,000	11,247
Energy Transfer Partners, LP 4.15% 2020	3,000	3,032
Energy Transfer Partners, LP 4.20% 2023	5,725	6,011
Energy Transfer Partners, LP 4.50% 2024	2,975	3,167
Energy Transfer Partners, LP 4.95% 2028	7,500	8,215
Energy Transfer Partners, LP 6.125% 2045	19,678	22,797
Energy Transfer Partners, LP 5.30% 2047	32,111	34,243
Energy Transfer Partners, LP 5.40% 2047	37,806	41,059
Energy Transfer Partners, LP 6.00% 2048	17,891	20,849
Energy Transfer Partners, LP 6.25% 2049	20,998	25,306
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 12/31/2049)[6]	22,000	20,823
EQT Corp. 2.50% 2020	14,660	14,659
EQT Corp. 3.00% 2022	9,135	8,976
EQT Corp. 3.90% 2027	11,000	10,298
Equinor ASA 3.625% 2028	15,625	17,149
Equinor ASA 3.25% 2049	10,077	10,154
Exxon Mobil Corp. 2.222% 2021	7,330	7,377
Exxon Mobil Corp. 1.902% 2022	6,460	6,498
Exxon Mobil Corp. 2.019% 2024	47,400	47,549
Exxon Mobil Corp. 2.44% 2029	17,747	17,863
Exxon Mobil Corp. 2.995% 2039	1,230	1,233
Exxon Mobil Corp. 3.095% 2049	980	978
Gazprom OJSC 6.51% 2022[5]	8,350	9,078
Kinder Morgan, Inc. 3.15% 2023	1,280	1,311
Kinder Morgan, Inc. 4.30% 2028	10,000	10,906
Kinder Morgan, Inc. 5.05% 2046	7,500	8,442
The Bond Fund of America — Page 10 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.20% 2048	$5,000	$5,798
Marathon Oil Corp. 3.85% 2025	5,000	5,294
Marathon Oil Corp. 4.40% 2027	5,755	6,257
MPLX LP 3.50% 2022[5]	8,500	8,752
Murphy Oil Corp. 5.875% 2027	2,775	2,917
MV24 Capital BV 6.748% 2034[5]	7,005	7,412
Neptune Energy Group Holdings Ltd. 6.625% 2025[5]	6,445	6,457
Noble Energy, Inc. 3.25% 2029	16,390	16,540
Noble Energy, Inc. 4.95% 2047	22,695	25,125
Noble Energy, Inc. 4.20% 2049	14,250	14,339
Occidental Petroleum Corp. 2.70% 2022	6,000	6,063
Occidental Petroleum Corp. 2.90% 2024	28,085	28,549
Occidental Petroleum Corp. 3.20% 2026	10,741	10,877
Occidental Petroleum Corp. 5.55% 2026	400	454
Occidental Petroleum Corp. 3.50% 2029	47,335	48,293
Occidental Petroleum Corp. 4.40% 2049	17,010	17,538
Odebrecht Drilling Norbe 6.72% 2022[5]	1,718	1,692
Odebrecht Drilling Norbe 7.63% 2026 (86.90% PIK)[5,7]	7,624	1,906
Odebrecht Drilling Norbe 0%[5]	1,072	11
Petrobras Global Finance Co. 8.75% 2026	2,600	3,343
Petrobras Global Finance Co. 7.375% 2027	4,380	5,352
Petrobras Global Finance Co. 5.093% 2030[5]	5,233	5,614
Petrobras Global Finance Co. 7.25% 2044	1,375	1,673
Petróleos Mexicanos 4.50% 2026	12,700	12,683
Petróleos Mexicanos 6.875% 2026	85,066	93,649
Petróleos Mexicanos 6.50% 2027	35,797	38,108
Petróleos Mexicanos 6.84% 2030[5]	1,447	1,546
Petróleos Mexicanos 7.69% 2050[5]	5,700	6,240
QEP Resources, Inc. 5.625% 2026	1,625	1,589
Sabine Pass Liquefaction, LLC 5.625% 2021[6]	925	951
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	5,049
Sabine Pass Liquefaction, LLC 5.625% 2023[6]	14,000	15,237
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,613
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	23,661
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	38,752
Saudi Arabian Oil Co. 2.875% 2024[5]	8,448	8,574
Saudi Arabian Oil Co. 3.50% 2029[5]	41,685	43,195
Saudi Arabian Oil Co. 4.375% 2049[5]	1,325	1,447
Shell International Finance BV 3.50% 2023	22,808	24,019
Shell International Finance BV 2.00% 2024	6,500	6,487
Shell International Finance BV 3.875% 2028	8,780	9,735
Shell International Finance BV 2.375% 2029	3,500	3,467
Shell International Finance BV 3.75% 2046	4,110	4,512
Shell International Finance BV 4.00% 2046	4,280	4,877
Shell International Finance BV 3.125% 2049	16,450	16,237
Targa Resources Partners LP 5.50% 2030[5]	4,190	4,310
Teekay Corp. 9.25% 2022[5]	3,745	3,952
Total Capital International 2.434% 2025	27,975	28,323
Total Capital International 3.455% 2029	17,815	19,305
Total Capital International 3.461% 2049	3,380	3,554
Total Capital SA 3.883% 2028	5,100	5,709
TransCanada PipeLines Ltd. 4.875% 2048	12,500	14,754
TransCanada PipeLines Ltd. 5.10% 2049	13,500	16,450
Transocean Inc. 5.80% 2022[6]	5,135	4,970
The Bond Fund of America — Page 11 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transportadora de Gas Peru SA 4.25% 2028[5]	$2,535	$2,717
Woodside Finance Ltd. 4.60% 2021[5]	9,565	9,792
		1,690,523
Utilities 2.63%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[5]	1,055	1,125
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	2,110	2,171
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[5]	20,500	22,138
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[5]	600	653
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[5]	440	504
Alliant Energy Finance LLC 4.25% 2028[5]	3,804	4,091
Ameren Corp. 2.50% 2024	3,297	3,326
American Electric Power Co., Inc. 4.30% 2028	10,000	11,124
Avangrid, Inc. 3.80% 2029	18,325	19,436
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	8,853
Berkshire Hathaway Energy Co. 4.50% 2045	200	235
Cemig Geração e Transmissão SA 9.25% 2024	700	807
CenterPoint Energy, Inc. 3.85% 2024	36,462	38,460
CenterPoint Energy, Inc. 2.95% 2030	11,350	11,198
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,735
CMS Energy Corp. 3.875% 2024	5,000	5,263
CMS Energy Corp. 3.00% 2026	9,342	9,598
CMS Energy Corp. 4.875% 2044	1,341	1,599
Colbun SA 4.50% 2024	7,500	7,965
Colbun SA 4.50% 2024[5]	1,200	1,274
Colbun SA 3.95% 2027[5]	5,225	5,450
Comision Federal de Electricidad 4.875% 2024[5]	2,500	2,695
Comision Federal de Electricidad 4.75% 2027[5]	370	391
Consolidated Edison Co. of New York, Inc. 3.125% 2027	1,771	1,852
Consumers Energy Co. 3.10% 2050	11,000	10,972
Consumers Energy Co. 3.75% 2050	5,000	5,524
Dominion Resources, Inc., junior subordinated, 2.715% 2021[6]	4,025	4,056
Dominion Resources, Inc., junior subordinated, 3.071% 2024[6]	19,975	20,581
DTE Electric Co. 3.75% 2047	6,000	6,555
DTE Energy Co. 3.70% 2023	5,000	5,219
DTE Energy Co. 3.40% 2029	16,850	17,383
DTE Energy Co., Series C, 2.529% 2024[2]	8,925	8,970
Duke Energy Carolinas, LLC 2.95% 2026	1,771	1,829
Duke Energy Carolinas, LLC 2.45% 2029	32,180	31,956
Duke Energy Carolinas, LLC 3.20% 2049	552	550
Duke Energy Corp. 3.40% 2029	29,000	30,331
Duke Energy Florida, LLC 2.50% 2029	10,976	10,975
Duke Energy Indiana, Inc. 3.25% 2049	3,875	3,873
Duke Energy Progress, LLC 3.60% 2047	4,202	4,400
Edison International 3.125% 2022	13,250	13,460
Edison International 3.55% 2024	33,995	34,830
Edison International 5.75% 2027	9,668	10,860
Edison International 4.125% 2028	27,306	28,010
EDP Finance BV 4.125% 2020[5]	22,061	22,064
EDP Finance BV 5.25% 2021[5]	3,500	3,609
EDP Finance BV 3.625% 2024[5]	14,025	14,601
Electricité de France SA 4.50% 2028[5]	762	847
Electricité de France SA 4.75% 2035[5]	2,001	2,289
Electricité de France SA 4.875% 2038[5]	1,900	2,232
The Bond Fund of America — Page 12 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Electricité de France SA 4.95% 2045[5]	$711	$839
Electricité de France SA 5.00% 2048[5]	305	363
Electricité de France SA 6.00% 2114	£300	658
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	$17,204	19,467
Emera US Finance LP 2.70% 2021	3,085	3,114
Emera US Finance LP 3.55% 2026	7,227	7,506
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,582
Empresas Publicas de Medellin E.S.P. 4.25% 2029[5]	2,010	2,095
Enel Chile SA 4.875% 2028	4,000	4,431
Enel Finance International SA 4.625% 2025[5]	29,000	31,638
Enel Finance International SA 3.50% 2028[5]	8,724	8,928
Enel Finance International SA 6.00% 2039[5]	2,210	2,783
Enel Società per Azioni 8.75% 2073[5,6]	9,500	11,175
Entergy Corp. 2.95% 2026	16,681	16,946
Eversource Energy 3.30% 2028	573	590
Eversource Energy 4.25% 2029	4,458	4,959
Exelon Corp., junior subordinated, 3.497% 2022[6]	21,000	21,565
FirstEnergy Corp. 2.85% 2022	13,402	13,619
FirstEnergy Corp. 3.90% 2027	45,430	48,580
FirstEnergy Corp. 3.50% 2028[5]	8,321	8,663
FirstEnergy Corp. 7.375% 2031	8,895	12,550
FirstEnergy Corp., Series B, 4.25% 2023	23,224	24,485
Florida Power & Light Co. 3.15% 2049	9,375	9,476
Gulf Power Co. 3.30% 2027	1,831	1,907
Interstate Power and Light Co. 3.25% 2024	9,628	10,024
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,371
Israel Electric Corp. Ltd. 8.10% 2096[5]	6,250	8,906
Jersey Central Power & Light Co. 4.30% 2026[5]	4,480	4,877
Metropolitan Edison Co. 4.30% 2029[5]	3,000	3,343
MidAmerican Energy Holdings Co. 3.65% 2029	6,000	6,558
MidAmerican Energy Holdings Co. 3.15% 2050	6,000	5,923
Mississippi Power Co. 3.95% 2028	6,400	6,970
Mississippi Power Co. 4.25% 2042	15,576	16,734
National Grid PLC 3.15% 2027[5]	1,105	1,145
New York State Electric & Gas Corp. 3.25% 2026[5]	2,000	2,074
NextEra Energy Capital Holdings, Inc. 2.403% 2021	10,000	10,074
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	3,899
Niagara Mohawk Power Corp. 3.508% 2024[5]	2,050	2,156
Niagara Mohawk Power Corp. 4.278% 2034[5]	3,000	3,403
NiSource Finance Corp. 2.65% 2022	2,875	2,910
Northern States Power Co. 2.20% 2020	21	21
Northern States Power Co. 2.90% 2050	9,200	8,789
NV Energy, Inc. 6.25% 2020	3,100	3,209
Pacific Gas and Electric Co. 3.50% 2020[11]	711	714
Pacific Gas and Electric Co. 2.45% 2022[11]	803	805
Pacific Gas and Electric Co. 4.25% 2023[5,11]	45,575	46,847
Pacific Gas and Electric Co. 3.75% 2024[11]	7,957	8,100
Pacific Gas and Electric Co. 3.50% 2025[11]	3,266	3,274
Pacific Gas and Electric Co. 2.95% 2026[11]	3,134	3,149
Pacific Gas and Electric Co. 3.30% 2027[11]	1,429	1,433
Pacific Gas and Electric Co. 3.30% 2027[11]	1,158	1,161
Pacific Gas and Electric Co. 4.65% 2028[5,11]	4,375	4,530
Pacific Gas and Electric Co. 6.05% 2034[11]	18,823	19,752
Public Service Co. of Colorado 2.50% 2023	1,430	1,447
The Bond Fund of America — Page 13 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Co. of Colorado 3.20% 2050	$1,475	$1,482
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,272
Public Service Enterprise Group Inc. 2.65% 2022	6,225	6,324
Public Service Enterprise Group Inc. 3.20% 2049	8,475	8,558
Puget Energy, Inc. 6.50% 2020	8,603	8,949
Puget Energy, Inc. 6.00% 2021	8,921	9,474
Puget Energy, Inc. 5.625% 2022	20,491	21,981
Puget Energy, Inc. 3.65% 2025	1,911	1,979
San Diego Gas & Electric Co. 3.75% 2047	6,000	6,234
San Diego Gas & Electric Co. 4.10% 2049	11,704	12,948
SCANA Corp. 4.75% 2021	5,980	6,114
SCANA Corp. 4.125% 2022	12,513	12,859
Southern California Edison Co. 2.90% 2021	17,301	17,484
Southern California Edison Co. 1.845% 2022	4,527	4,472
Southern California Edison Co. 3.40% 2023	3,200	3,320
Southern California Edison Co. 3.50% 2023	29,819	31,081
Southern California Edison Co. 3.70% 2025	4,990	5,288
Southern California Edison Co. 3.65% 2028	7,725	8,281
Southern California Edison Co. 2.85% 2029	21,347	21,340
Southern California Edison Co. 4.20% 2029	38,765	42,922
Southern California Edison Co. 6.00% 2034	12,574	15,480
Southern California Edison Co. 5.35% 2035	21,200	24,841
Southern California Edison Co. 5.75% 2035	6,394	7,798
Southern California Edison Co. 5.625% 2036	3,850	4,690
Southern California Edison Co. 5.55% 2037	2,325	2,808
Southern California Edison Co. 5.95% 2038	17,700	22,435
Southern California Edison Co. 6.05% 2039	5,593	7,292
Southern California Edison Co. 4.50% 2040	7,325	8,042
Southern California Edison Co. 4.00% 2047	11,828	12,435
Southern California Edison Co. 4.125% 2048	10,017	10,687
Southern California Edison Co. 4.875% 2049	4,175	4,945
Southern California Edison Co., Series C, 3.60% 2045	19,475	19,251
Southern California Gas Co. 3.95% 2050	6,000	6,714
State Grid Overseas Investment Ltd. 3.50% 2027[5]	2,000	2,095
Talen Energy Corp. 7.25% 2027[5]	3,875	4,084
Virginia Electric and Power Co. 2.875% 2029	1,425	1,461
Virginia Electric and Power Co. 4.00% 2043	1,508	1,666
Virginia Electric and Power Co. 3.30% 2049	9,250	9,351
Xcel Energy Inc. 3.30% 2025	3,294	3,439
Xcel Energy Inc. 2.60% 2029	5,821	5,766
Xcel Energy Inc. 3.50% 2049	6,450	6,565
		1,328,643
Consumer staples 2.45%
Altria Group, Inc. 2.85% 2022	200	204
Altria Group, Inc. 3.80% 2024	7,100	7,472
Altria Group, Inc. 4.40% 2026	27,923	30,335
Altria Group, Inc. 4.80% 2029	61,140	68,117
Altria Group, Inc. 5.80% 2039	900	1,058
Altria Group, Inc. 4.50% 2043	100	102
Altria Group, Inc. 5.95% 2049	61,573	74,551
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	32,310	38,270
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,200
Anheuser-Busch InBev NV 4.75% 2029	21,001	24,331
The Bond Fund of America — Page 14 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.90% 2031	$3,000	$3,572
Anheuser-Busch InBev NV 4.60% 2048	14,275	16,268
Anheuser-Busch InBev NV 5.55% 2049	43,981	57,055
British American Tobacco International Finance PLC 3.50% 2022[5]	216	222
British American Tobacco International Finance PLC 3.95% 2025[5]	20,022	21,176
British American Tobacco PLC 2.764% 2022	21,380	21,691
British American Tobacco PLC 3.222% 2024	56,306	57,582
British American Tobacco PLC 3.215% 2026	17,500	17,640
British American Tobacco PLC 3.557% 2027	107,870	110,101
British American Tobacco PLC 4.39% 2037	20,000	20,246
British American Tobacco PLC 4.54% 2047	38,451	38,627
British American Tobacco PLC 4.758% 2049	44,969	46,542
Coca-Cola Co. 1.75% 2024	36,000	35,881
Conagra Brands, Inc. 4.30% 2024	20,146	21,694
Conagra Brands, Inc. 4.60% 2025	14,695	16,230
Conagra Brands, Inc. 5.30% 2038	3,867	4,590
Conagra Brands, Inc. 5.40% 2048	20,328	24,794
Constellation Brands, Inc. 2.65% 2022	14,125	14,325
Constellation Brands, Inc. 2.70% 2022	1,995	2,020
Constellation Brands, Inc. 3.20% 2023	10,638	10,930
Constellation Brands, Inc. 4.25% 2023	8,588	9,128
Constellation Brands, Inc. 3.70% 2026	3,350	3,556
Constellation Brands, Inc. 3.60% 2028	1,650	1,745
Constellation Brands, Inc. 4.10% 2048	1,000	1,045
Costco Wholesale Corp. 2.30% 2022	3,500	3,544
Costco Wholesale Corp. 2.75% 2024	14,500	15,011
Imperial Tobacco Finance PLC 3.50% 2023[5]	3,173	3,248
JBS Investments GmbH II 5.75% 2028[5]	8,057	8,511
Keurig Dr Pepper Inc. 3.551% 2021	8,500	8,683
Keurig Dr Pepper Inc. 4.057% 2023	36,670	38,674
Keurig Dr Pepper Inc. 4.417% 2025	9,925	10,842
Keurig Dr Pepper Inc. 4.597% 2028	22,033	24,754
Keurig Dr Pepper Inc. 5.085% 2048	19,000	22,915
Kraft Heinz Co. 3.50% 2022	25	26
Kraft Heinz Co. 4.875% 2049[5]	3,200	3,373
Kroger Co. 2.60% 2021	1,500	1,509
Molson Coors Brewing Co. 2.25% 2020	9,925	9,921
Molson Coors Brewing Co. 2.10% 2021	6,190	6,195
Molson Coors Brewing Co. 4.20% 2046	7,050	7,028
Nestlé Holdings, Inc. 3.35% 2023[5]	26,000	27,196
Philip Morris International Inc. 2.50% 2022	16,500	16,741
Philip Morris International Inc. 2.875% 2024	11,985	12,334
Philip Morris International Inc. 3.375% 2029	13,550	14,221
Reckitt Benckiser Group PLC 2.375% 2022[5]	10,935	11,015
Reckitt Benckiser Treasury Services PLC 2.75% 2024[5]	4,305	4,390
Reynolds American Inc. 3.25% 2020	3,000	3,014
Reynolds American Inc. 3.25% 2022	17,491	17,843
Reynolds American Inc. 4.45% 2025	10,635	11,450
Reynolds American Inc. 4.75% 2042	2,500	2,469
Reynolds American Inc. 5.85% 2045	7,195	8,249
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,661
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,070
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,128
Wal-Mart Stores, Inc. 2.85% 2024	57,435	59,576
The Bond Fund of America — Page 15 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 3.05% 2026	$16,440	$17,335
Wal-Mart Stores, Inc. 3.70% 2028	5,694	6,279
WM. Wrigley Jr. Co. 3.375% 2020[5]	41,650	42,059
		1,236,564
Consumer discretionary 2.27%
Amazon.com, Inc. 2.40% 2023	10,603	10,792
Amazon.com, Inc. 3.15% 2027	4,460	4,720
Amazon.com, Inc. 3.875% 2037	550	625
Amazon.com, Inc. 4.05% 2047	503	591
American Honda Finance Corp. 1.65% 2021	9,565	9,546
American Honda Finance Corp. 2.60% 2022	3,000	3,061
American Honda Finance Corp. 3.50% 2028	2,035	2,192
Bayerische Motoren Werke AG 2.15% 2020[5]	2,000	2,001
Bayerische Motoren Werke AG 1.85% 2021[5]	1,500	1,497
Bayerische Motoren Werke AG 2.00% 2021[5]	2,000	2,003
Bayerische Motoren Werke AG 2.95% 2022[5]	5,000	5,095
Bayerische Motoren Werke AG 3.45% 2023[5]	19,534	20,268
Bayerische Motoren Werke AG 3.15% 2024[5]	17,616	18,220
BMW Finance NV 2.25% 2022[5]	7,500	7,534
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	11,925	11,902
DaimlerChrysler North America Holding Corp. 2.55% 2022[5]	12,750	12,844
DaimlerChrysler North America Holding Corp. 2.70% 2024[5]	7,500	7,565
DaimlerChrysler North America Holding Corp. 3.65% 2024[5]	38,644	40,426
DaimlerChrysler North America Holding Corp. 3.30% 2025[5]	200	206
Ford Motor Credit Co. 2.343% 2020	25,295	25,251
Ford Motor Credit Co. 3.157% 2020	18,661	18,737
Ford Motor Credit Co. 3.20% 2021	9,415	9,468
Ford Motor Credit Co. 3.336% 2021	4,500	4,534
Ford Motor Credit Co. 3.47% 2021	15,066	15,206
Ford Motor Credit Co. 3.813% 2021	30,785	31,355
Ford Motor Credit Co. 3.219% 2022	1,427	1,437
Ford Motor Credit Co. 3.339% 2022	24,608	24,852
Ford Motor Credit Co. 5.596% 2022	19,250	20,285
Ford Motor Credit Co. 3.096% 2023	18,127	18,114
Ford Motor Credit Co. 4.14% 2023	22,000	22,635
Ford Motor Credit Co. 4.375% 2023	14,367	14,939
Ford Motor Credit Co. 3.664% 2024	20,763	20,873
Ford Motor Credit Co. 4.134% 2025	400	406
General Motors Co. 4.35% 2025	10,410	11,155
General Motors Co. 6.25% 2043	3,959	4,444
General Motors Co. 6.75% 2046	3,193	3,753
General Motors Co. 5.40% 2048	13,000	13,450
General Motors Co. 5.95% 2049	10,193	11,287
General Motors Financial Co. 3.20% 2021	13,200	13,382
General Motors Financial Co. 3.55% 2021	1,400	1,427
General Motors Financial Co. 4.20% 2021	5,674	5,883
General Motors Financial Co. 3.15% 2022	42,311	43,121
General Motors Financial Co. 3.45% 2022	14,955	15,296
General Motors Financial Co. 3.55% 2022	1,850	1,905
General Motors Financial Co. 3.25% 2023	47,908	48,979
General Motors Financial Co. 3.70% 2023	16,000	16,499
General Motors Financial Co. 4.15% 2023	14,010	14,742
General Motors Financial Co. 3.50% 2024	4,470	4,606
The Bond Fund of America — Page 16 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.95% 2024	$15,500	$16,205
General Motors Financial Co. 5.10% 2024	11,546	12,536
General Motors Financial Co. 4.00% 2026	2,000	2,097
General Motors Financial Co. 5.25% 2026	3,100	3,443
Home Depot, Inc. 3.90% 2028	825	926
Home Depot, Inc. 2.95% 2029	21,294	22,151
Home Depot, Inc. 4.50% 2048	863	1,064
Hyundai Capital America 2.55% 2020[5]	11,500	11,505
Hyundai Capital America 2.75% 2020[5]	11,406	11,447
Hyundai Capital America 3.45% 2021[5]	33,735	34,153
Hyundai Capital America 3.75% 2021[5]	21,500	21,931
Hyundai Capital America 2.85% 2022[5]	7,412	7,496
Hyundai Capital America 3.10% 2022[5]	13,890	14,069
Hyundai Capital America 3.25% 2022[5]	24,685	25,157
Hyundai Capital America 3.95% 2022[5]	15,000	15,423
Las Vegas Sands Corp. 3.90% 2029	7,855	8,209
Lowe’s Cos., Inc. 3.65% 2029	13,007	13,904
Lowe’s Cos., Inc. 4.05% 2047	2,425	2,616
Lowe’s Cos., Inc. 4.55% 2049	24,249	28,585
McDonald’s Corp. 4.45% 2047	4,000	4,591
McDonald’s Corp. 4.45% 2048	3,500	4,005
Melco International Development Ltd. 5.375% 2029[5]	885	910
MGM Resorts International 5.50% 2027	5,255	5,843
Morongo Band of Mission Indians 7.00% 2039[5]	11,225	13,010
Neiman Marcus Group Ltd. LLC 8.75% 2024[5]	5,202	1,717
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[5,7]	3,266	1,698
Newell Rubbermaid Inc. 3.85% 2023	16,509	17,156
Newell Rubbermaid Inc. 4.20% 2026	18,569	19,360
Newell Rubbermaid Inc. 5.50% 2046	1,630	1,746
Nissan Motor Co., Ltd. 2.60% 2022[5]	15,570	15,589
Panther BF Aggregator 2, LP 6.25% 2026[5]	775	837
Party City Holdings Inc. 6.625% 2026[5]	2,640	1,867
PetSmart, Inc. 7.125% 2023[5]	4,900	4,814
PetSmart, Inc. 5.875% 2025[5]	3,975	4,059
PetSmart, Inc. 8.875% 2025[5]	2,650	2,624
S.A.C.I. Falabella 3.75% 2027[5]	8,295	8,476
Sands China Ltd. 4.60% 2023	9,091	9,612
Sands China Ltd. 5.40% 2028	45,000	50,851
Scientific Games Corp. 8.25% 2026[5]	10,165	11,226
Starbucks Corp. 3.10% 2023	15,237	15,734
Starbucks Corp. 3.80% 2025	14,000	15,082
Starbucks Corp. 4.50% 2048	6,150	7,154
Toyota Motor Credit Corp. 2.15% 2022	2,000	2,015
Toyota Motor Credit Corp. 2.60% 2022	9,860	10,008
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,408
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,407
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,729
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	8,028	8,303
Volkswagen Group of America Finance, LLC 2.70% 2022[5]	11,831	11,968
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	3,000	3,197
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	22,214	22,571
The Bond Fund of America — Page 17 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.625% 2025[5]	$3,477	$3,849
Volkswagen Group of America Finance, LLC 4.75% 2028[5]	2,000	2,253
		1,143,695
Information technology 1.47%
Broadcom Inc. 4.25% 2026[5]	100,225	106,571
Broadcom Inc. 4.75% 2029[5]	175,929	192,535
Broadcom Ltd. 3.00% 2022	40,500	41,096
Broadcom Ltd. 2.65% 2023	16,500	16,595
Broadcom Ltd. 3.625% 2024	36,609	37,937
Broadcom Ltd. 3.875% 2027	48,250	50,110
Broadcom Ltd. 3.50% 2028	27,782	27,974
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.549% 2025[2,10]	1,225	1,236
Fidelity National Information Services, Inc. 3.75% 2029	2,365	2,588
Financial & Risk US Holdings, Inc. 6.25% 2026[5]	10,100	11,040
Financial & Risk US Holdings, Inc. 8.25% 2026[5]	2,150	2,425
Fiserv, Inc. 2.75% 2024	19,000	19,341
Fiserv, Inc. 3.50% 2029	44,285	46,573
Fiserv, Inc. 4.40% 2049	13,825	15,712
International Business Machines Corp. 3.00% 2024	32,750	33,934
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[2,10]	1,475	1,515
Microsoft Corp. 1.55% 2021	3,975	3,970
Microsoft Corp. 3.125% 2025	5,750	6,086
Microsoft Corp. 3.30% 2027	20,030	21,410
Microsoft Corp. 3.70% 2046	3,250	3,670
Microsoft Corp. 4.25% 2047	2,125	2,603
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.799% 2023[2,8,10]	5,970	5,418
Oracle Corp. 1.90% 2021	12,250	12,276
PayPal Holdings, Inc. 2.40% 2024	43,150	43,599
PayPal Holdings, Inc. 2.65% 2026	12,234	12,410
PayPal Holdings, Inc. 2.85% 2029	12,580	12,669
Unisys Corp. 10.75% 2022[5]	3,325	3,584
Visa Inc. 2.15% 2022	4,535	4,586
Xerox Corp. 3.50% 2020	500	505
		739,968
Industrials 1.41%
3M Co. 2.25% 2023	10,722	10,812
3M Co. 3.25% 2024	9,872	10,331
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,021
Air Lease Corp. 2.25% 2023	5,226	5,231
Airbus Group SE 2.70% 2023[5]	985	1,002
Ashtead Group PLC 4.00% 2028[5]	11,531	11,675
Avolon Holdings Funding Ltd. 3.625% 2022[5]	4,500	4,616
Avolon Holdings Funding Ltd. 3.95% 2024[5]	51,833	54,080
Beacon Roofing Supply, Inc. 4.875% 2025[5]	11,000	11,078
Boeing Co. 2.80% 2024	3,485	3,564
Boeing Co. 3.10% 2026	26,350	27,189
Boeing Co. 2.70% 2027	11,740	11,901
Boeing Co. 3.20% 2029	13,845	14,432
Boeing Co. 2.95% 2030	12,617	12,912
Boeing Co. 3.60% 2034	6,790	7,273
Boeing Co. 3.90% 2049	5,430	5,885
The Bond Fund of America — Page 18 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[5]	$3,242	$3,463
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021	13	13
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,810	1,903
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	1,660	1,720
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	1,768	1,800
CSX Corp. 3.80% 2028	9,435	10,292
CSX Corp. 4.25% 2029	7,502	8,446
CSX Corp. 2.40% 2030	17,855	17,486
CSX Corp. 3.35% 2049	3,475	3,432
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	888	934
DP World Crescent 4.848% 2028[5]	3,180	3,494
Dun & Bradstreet Corp. 6.875% 2026[5]	5,395	5,965
Dun & Bradstreet Corp. 10.25% 2027[5]	3,535	4,072
ENA Norte Trust 4.95% 2028[5]	2,069	2,142
ENA Norte Trust 4.95% 2028	545	564
Euramax International, Inc. 12.00% 2020[5]	2,075	2,060
F-Brasile SpA 7.375% 2026[5]	1,790	1,897
Fortive Corp. 2.35% 2021	3,550	3,565
FXI Holdings, Inc. 12.25% 2026[5]	8,300	8,658
GE Capital International Funding Co. 4.418% 2035	2,500	2,666
General Dynamics Corp. 3.375% 2023	6,645	6,943
General Dynamics Corp. 3.50% 2025	8,025	8,598
General Dynamics Corp. 3.75% 2028	7,570	8,331
General Electric Capital Corp. 3.373% 2025	32,950	34,323
General Electric Co. 2.70% 2022	1,000	1,014
General Electric Co. 4.125% 2042	40	41
Hardwoods Acquisition Inc. 7.50% 2021[5]	5,780	2,948
Harris Corp. 3.832% 2025	885	944
Honeywell International Inc. 2.30% 2024	22,497	22,804
Honeywell International Inc. 2.70% 2029	9,333	9,556
IHS Markit Ltd. 4.25% 2029	8,000	8,631
Lima Metro Line 2 Finance Ltd. 5.875% 2034[5]	3,167	3,675
Lima Metro Line 2 Finance Ltd. 4.35% 2036[5]	465	494
Lockheed Martin Corp. 2.50% 2020	2,805	2,820
Lockheed Martin Corp. 4.50% 2036	815	966
Lockheed Martin Corp. 4.70% 2046	5,635	7,184
Mexico City Airport Trust 5.50% 2046	3,369	3,486
Mexico City Airport Trust 5.50% 2047	7,316	7,570
Mexico City Airport Trust 5.50% 2047[5]	1,513	1,566
Norfolk Southern Corp. 2.55% 2029	4,712	4,703
Norfolk Southern Corp. 3.40% 2049	1,623	1,614
Northrop Grumman Corp. 2.55% 2022	8,955	9,089
Northrop Grumman Corp. 2.93% 2025	25,040	25,813
Northrop Grumman Corp. 3.25% 2028	6,985	7,287
Parker-Hannifin Corp. 2.70% 2024	3,770	3,852
Parker-Hannifin Corp. 3.25% 2029	7,835	8,190
Parker-Hannifin Corp. 4.00% 2049	600	650
Pisces Parent LLC 8.00% 2026[5]	5,651	5,905
Republic Services, Inc. 2.50% 2024	7,000	7,081
Rockwell Collins, Inc. 2.80% 2022	9,010	9,168
Rockwell Collins, Inc. 3.20% 2024	10,105	10,516
Roper Technologies, Inc. 2.80% 2021	860	873
Rutas 2 and 7 Finance Ltd. 0% 2036[5]	1,795	1,168
Siemens AG 1.70% 2021[5]	13,500	13,480
The Bond Fund of America — Page 19 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Siemens AG 2.70% 2022[5]	$29,620	$30,141
Siemens AG 2.90% 2022[5]	10,000	10,227
Siemens AG 2.35% 2026[5]	6,430	6,394
Uber Technologies, Inc. 7.50% 2023[5]	5,200	5,447
Uber Technologies, Inc. 8.00% 2026[5]	4,200	4,388
Union Pacific Corp. 3.15% 2024	5,705	5,939
Union Pacific Corp. 3.95% 2028	9,350	10,326
Union Pacific Corp. 3.70% 2029	18,955	20,711
Union Pacific Corp. 4.30% 2049	4,550	5,248
Union Pacific Corp. 3.95% 2059	11,880	12,476
United Technologies Corp. 3.65% 2023	13,000	13,703
United Technologies Corp. 3.95% 2025	17,415	18,996
United Technologies Corp. 2.65% 2026	500	512
United Technologies Corp. 3.125% 2027	1,000	1,050
United Technologies Corp. 4.125% 2028	6,320	7,119
United Technologies Corp. 4.50% 2042	1,000	1,198
United Technologies Corp. 4.625% 2048	500	626
Vinci SA 3.75% 2029[5]	7,514	8,197
Waste Management, Inc. 2.95% 2024	10,000	10,332
Wesco Aircraft Holdings, Inc. 8.50% 2024[5]	7,000	7,260
Westinghouse Air Brake Technologies Corp. 4.40% 2024[6]	11,994	12,742
		711,889
Communication services 0.93%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,410
AT&T Inc. 4.35% 2029	$5,050	5,615
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	300	302
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,900
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,990	6,211
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	9,335	9,948
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	4,000	4,536
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[5]	6,865	7,015
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	8,555
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	8,300	9,301
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	19,618	22,884
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	19,883	21,612
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	10,500	11,052
CenturyLink, Inc. 5.125% 2026[5]	6,800	6,937
Comcast Corp. 3.95% 2025	10,500	11,459
Comcast Corp. 3.30% 2027	5,075	5,375
Comcast Corp. 4.15% 2028	4,000	4,503
Comcast Corp. 2.65% 2030	61,390	61,638
Comcast Corp. 4.60% 2038	2,500	2,979
Comcast Corp. 3.25% 2039	2,120	2,152
Comcast Corp. 4.00% 2047	2,330	2,565
Comcast Corp. 4.00% 2048	1,580	1,754
Comcast Corp. 4.70% 2048	3,970	4,893
Comcast Corp. 3.45% 2050	8,600	8,810
Digicel Group Ltd. 6.00% 2021[5]	765	599
Fox Corp. 4.03% 2024[5]	4,090	4,360
Fox Corp. 5.576% 2049[5]	8,355	10,627
France Télécom 9.00% 2031[6]	2,300	3,560
Frontier Communications Corp. 8.00% 2027[5]	6,660	6,972
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,006
The Bond Fund of America — Page 20 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Level 3 Communications, Inc. 4.625% 2027[5]	$16,300	$16,718
Level 3 Communications, Inc. 3.875% 2029[5]	6,900	6,965
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.85% 2020 (100% PIK)[2,7,10]	2,275	1,451
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[5]	29,045	29,999
Netflix, Inc. 5.875% 2028	18,500	20,543
Netflix, Inc. 5.375% 2029[5]	6,440	6,870
Netflix, Inc. 4.875% 2030[5]	50,941	51,831
SoftBank Group Corp. 3.36% 2023[5]	10,041	10,143
Sprint Corp. 6.875% 2028	5,200	5,613
Tencent Holdings Ltd. 3.28% 2024[5]	23,000	23,673
Tencent Holdings Ltd. 3.595% 2028	5,000	5,222
Verizon Communications Inc. 4.40% 2034	10,000	11,587
Vodafone Group PLC 5.25% 2048	13,985	16,836
Vodafone Group PLC 4.25% 2050	7,475	7,811
WPP Finance 2010 3.75% 2024	1,000	1,055
		468,847
Real estate 0.92%
Alexandria Real Estate Equities, Inc. 3.80% 2026	4,085	4,366
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,580
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,149
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,213	1,198
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,378
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,615	2,729
American Campus Communities, Inc. 3.35% 2020	11,210	11,304
American Campus Communities, Inc. 3.75% 2023	15,160	15,798
American Campus Communities, Inc. 4.125% 2024	11,740	12,519
American Campus Communities, Inc. 3.30% 2026	18,950	19,638
American Campus Communities, Inc. 3.625% 2027	20,865	22,002
EPR Properties 3.75% 2029	11,000	11,149
Equinix, Inc. 2.625% 2024	48,182	48,372
Equinix, Inc. 2.90% 2026	24,462	24,551
Equinix, Inc. 3.20% 2029	22,854	22,981
Essex Portfolio LP 3.625% 2022	4,370	4,520
Essex Portfolio LP 3.25% 2023	4,935	5,071
Essex Portfolio LP 3.875% 2024	5,500	5,814
Essex Portfolio LP 3.50% 2025	4,800	5,038
Essex Portfolio LP 3.375% 2026	1,070	1,112
Essex Portfolio LP 4.00% 2029	1,960	2,129
Gaming and Leisure Properties, Inc. 3.35% 2024	2,333	2,388
Gaming and Leisure Properties, Inc. 4.00% 2030	9,314	9,528
Hospitality Properties Trust 4.25% 2021	20,250	20,542
Hospitality Properties Trust 5.00% 2022	14,650	15,410
Hospitality Properties Trust 4.50% 2023	9,680	10,063
Hospitality Properties Trust 4.50% 2025	6,875	7,072
Hospitality Properties Trust 3.95% 2028	100	98
Howard Hughes Corp. 5.375% 2025[5]	6,200	6,479
Iron Mountain Inc. 5.25% 2028[5]	6,750	7,033
Kimco Realty Corp. 3.40% 2022	8,655	8,941
Kimco Realty Corp. 3.125% 2023	3,175	3,253
Kimco Realty Corp. 2.70% 2024	16,980	17,182
Kimco Realty Corp. 3.30% 2025	5,000	5,203
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,228
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,868
The Bond Fund of America — Page 21 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Piedmont Operating Partnership LP 4.45% 2024	$3,000	$3,199
Scentre Group 2.375% 2021[5]	11,410	11,430
Scentre Group 3.25% 2025[5]	10,655	10,900
Scentre Group 3.50% 2025[5]	7,550	7,835
WEA Finance LLC 3.25% 2020[5]	11,935	12,032
WEA Finance LLC 3.75% 2024[5]	2,480	2,611
Westfield Corp. Ltd. 3.15% 2022[5]	32,440	33,160
Westfield Corp. Ltd. 3.50% 2029[5]	35,200	36,478
		461,331
Materials 0.59%
Air Liquide SA 2.25% 2029[5]	3,643	3,574
ArcelorMittal 3.60% 2024	30,625	31,443
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[5,6]	6,440	6,649
Braskem Idesa Sapi 7.45% 2029[5]	5,946	6,346
Braskem SA 4.50% 2030[5]	29,325	29,222
Chevron Phillips Chemical Co. LLC 3.30% 2023[5]	9,250	9,526
Chevron Phillips Chemical Co. LLC 3.70% 2028[5]	3,000	3,176
Consolidated Energy Finance SA 6.50% 2026[5]	7,960	7,485
CRH America, Inc. 3.875% 2025[5]	2,000	2,137
CRH America, Inc. 5.125% 2045[5]	2,000	2,333
Cydsa SAB de CV 6.25% 2027[5]	2,530	2,607
Cydsa SAB de CV 6.25% 2027	1,500	1,546
Dow Chemical Co. 3.15% 2024	1,645	1,706
Dow Chemical Co. 3.625% 2026	14,418	15,169
Dow Chemical Co. 4.80% 2028	4,000	4,578
Dow Chemical Co. 4.625% 2044	1,100	1,217
Dow Chemical Co. 5.55% 2048	8,600	10,737
Dow Chemical Co. 4.80% 2049	9,727	11,264
DowDuPont Inc. 4.493% 2025	3,210	3,534
DowDuPont Inc. 5.419% 2048	12,159	15,031
First Quantum Minerals Ltd. 6.50% 2024[5]	11,500	11,553
First Quantum Minerals Ltd. 7.50% 2025[5]	3,000	3,074
First Quantum Minerals Ltd. 6.875% 2026[5]	3,600	3,652
Glencore Funding LLC 4.125% 2024[5]	25,850	27,071
Hexion Inc. 7.875% 2027[5]	10,000	10,425
Holcim Ltd. 5.15% 2023[5]	3,515	3,776
LSB Industries, Inc. 9.625% 2023[5]	4,025	4,145
LYB International Finance III, LLC 4.20% 2049	1,740	1,818
LyondellBasell Industries NV 6.00% 2021	900	956
Mosaic Co. 4.05% 2027	1,000	1,038
Nova Chemicals Corp. 5.25% 2027[5]	7,500	7,720
Nutrien Ltd. 4.20% 2029	500	551
Nutrien Ltd. 5.00% 2049	7,500	8,931
Praxair, Inc. 3.00% 2021	2,000	2,041
Sherwin-Williams Co. 2.75% 2022	1,958	1,992
Sherwin-Williams Co. 3.125% 2024	6,500	6,718
Sherwin-Williams Co. 3.45% 2027	112	119
Sherwin-Williams Co. 2.95% 2029	7,250	7,349
Sherwin-Williams Co. 4.50% 2047	2,601	2,951
Sherwin-Williams Co. 3.80% 2049	5,038	5,142
TPC Group Inc. 10.50% 2024[5]	3,629	3,664
Tronox Ltd. 6.50% 2026[5]	3,900	4,028
The Bond Fund of America — Page 22 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Warrior Met Coal, Inc. 8.00% 2024[5]	$1,865	$1,894
Westlake Chemical Corp. 5.00% 2046	7,090	7,589
Westlake Chemical Corp. 4.375% 2047	1,960	1,981
		299,458
Total corporate bonds & notes		13,331,329
Mortgage-backed obligations 21.13% Federal agency mortgage-backed obligations 20.20%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[2,5,12]	2,312	2,342
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[2,5,12]	3,444	3,454
Fannie Mae 7.00% 2036[12]	127	134
Fannie Mae 6.00% 2037[12]	4	4
Fannie Mae 7.00% 2037[12]	156	167
Fannie Mae 7.00% 2037[12]	108	114
Fannie Mae 7.00% 2037[12]	88	91
Fannie Mae 7.50% 2037[12]	107	113
Fannie Mae 7.50% 2037[12]	59	68
Fannie Mae 7.50% 2037[12]	47	53
Fannie Mae 4.50% 2046[12]	1,317	1,370
Fannie Mae 4.50% 2046[12]	840	873
Fannie Mae 4.50% 2047[12]	3,011	3,130
Fannie Mae 7.00% 2047[12]	12	14
Fannie Mae Pool #MA1079 2.50% 2022[12]	1,000	1,008
Fannie Mae Pool #MA1104 2.50% 2022[12]	1,000	1,008
Fannie Mae Pool #FM1004 2.50% 2023[12]	4,000	4,034
Fannie Mae Pool #MA1370 2.50% 2023[12]	1,000	1,008
Fannie Mae Pool #MA1721 2.50% 2023[12]	9	9
Fannie Mae Pool #993733 5.50% 2023[12]	1,567	1,621
Fannie Mae Pool #976945 5.50% 2023[12]	8	9
Fannie Mae Pool #976948 6.00% 2023[12]	49	50
Fannie Mae Pool #FM0000 2.50% 2024[12]	1,000	1,008
Fannie Mae Pool #932119 4.50% 2024[12]	1,477	1,541
Fannie Mae Pool #AD6392 4.50% 2025[12]	1,584	1,665
Fannie Mae Pool #AD3149 4.50% 2025[12]	884	929
Fannie Mae Pool #AD5692 4.50% 2025[12]	840	884
Fannie Mae Pool #AB1068 4.50% 2025[12]	6	7
Fannie Mae Pool #MA2776 2.50% 2026[12]	9,455	9,538
Fannie Mae Pool #AJ5673 3.00% 2026[12]	1,275	1,313
Fannie Mae Pool #AJ5476 3.00% 2026[12]	260	267
Fannie Mae Pool #AR8558 3.00% 2027[12]	811	837
Fannie Mae Pool #MA2973 3.00% 2027[12]	518	531
Fannie Mae Pool #MA3131 3.00% 2027[12]	317	326
Fannie Mae Pool #AK3260 3.00% 2027[12]	312	322
Fannie Mae Pool #AK0490 3.00% 2027[12]	192	197
Fannie Mae Pool #AB5095 3.00% 2027[12]	60	62
Fannie Mae Pool #AX5306 3.50% 2027[12]	20,434	21,175
Fannie Mae Pool #AS3604 3.00% 2029[12]	129	132
Fannie Mae Pool #BM4299 3.00% 2030[12]	198	203
Fannie Mae Pool #CA3178 3.00% 2031[12]	1,326	1,365
Fannie Mae Pool #890710 3.00% 2031[12]	28	28
Fannie Mae Pool #BM4151 2.50% 2032[12]	42,155	42,645
Fannie Mae Pool #BH7659 3.00% 2032[12]	19,869	20,422
Fannie Mae Pool #CA3274 3.00% 2032[12]	950	978
The Bond Fund of America — Page 23 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BE3641 3.00% 2032[12]	$29	$30
Fannie Mae Pool #BK1209 3.00% 2033[12]	7,146	7,345
Fannie Mae Pool #BH9235 3.00% 2033[12]	1,752	1,807
Fannie Mae Pool #MA3409 3.00% 2033[12]	1,741	1,785
Fannie Mae Pool #BJ4890 3.00% 2033[12]	844	871
Fannie Mae Pool #BK1112 3.00% 2033[12]	846	869
Fannie Mae Pool #BK5161 3.00% 2033[12]	828	851
Fannie Mae Pool #BJ4685 3.00% 2033[12]	736	756
Fannie Mae Pool #MA3461 3.00% 2033[12]	646	662
Fannie Mae Pool #MA3247 3.00% 2033[12]	619	636
Fannie Mae Pool #BM5111 3.00% 2033[12]	541	558
Fannie Mae Pool #BK5466 3.00% 2033[12]	536	551
Fannie Mae Pool #BJ4856 3.00% 2033[12]	526	543
Fannie Mae Pool #BK6720 3.00% 2033[12]	527	542
Fannie Mae Pool #BK7453 3.00% 2033[12]	513	527
Fannie Mae Pool #MA3516 3.00% 2033[12]	508	521
Fannie Mae Pool #MA3283 3.00% 2033[12]	366	377
Fannie Mae Pool #BK7123 3.00% 2033[12]	362	371
Fannie Mae Pool #MA3339 3.00% 2033[12]	338	348
Fannie Mae Pool #BJ5705 3.00% 2033[12]	330	338
Fannie Mae Pool #BK9015 3.00% 2033[12]	291	299
Fannie Mae Pool #BK4146 3.00% 2033[12]	163	168
Fannie Mae Pool #BK5472 3.00% 2033[12]	37	38
Fannie Mae Pool #CA2106 3.50% 2033[12]	409	424
Fannie Mae Pool #MA3518 4.00% 2033[12]	76	79
Fannie Mae Pool #MA3764 2.50% 2034[12]	132,955	134,124
Fannie Mae Pool #MA3827 2.50% 2034[12]	117,582	118,616
Fannie Mae Pool #MA3797 2.50% 2034[12]	7,999	8,070
Fannie Mae Pool #FM2057 2.50% 2034[12]	7,999	8,070
Fannie Mae Pool #BJ9733 2.50% 2034[12]	7,999	8,069
Fannie Mae Pool #CA4453 2.50% 2034[12]	7,990	8,061
Fannie Mae Pool #BO1359 2.50% 2034[12]	4,000	4,038
Fannie Mae Pool #MA3674 2.50% 2034[12]	1,000	1,009
Fannie Mae Pool #CA4922 3.00% 2034[12]	10,611	10,882
Fannie Mae Pool #BN4889 3.00% 2034[12]	2,177	2,232
Fannie Mae Pool #BJ7631 3.00% 2034[12]	796	816
Fannie Mae Pool #BK9093 3.00% 2034[12]	529	543
Fannie Mae Pool #FM1776 3.00% 2034[12]	430	441
Fannie Mae Pool #BN3975 3.00% 2034[12]	411	421
Fannie Mae Pool #BN8602 3.00% 2034[12]	395	405
Fannie Mae Pool #BN6313 3.00% 2034[12]	370	380
Fannie Mae Pool #BN9743 3.00% 2034[12]	369	378
Fannie Mae Pool #MA3896 2.50% 2035[12]	15,658	15,796
Fannie Mae Pool #MA3897 3.00% 2035[12]	27,143	27,819
Fannie Mae Pool #AS8355 3.00% 2036[12]	22,318	22,905
Fannie Mae Pool #AS8554 3.00% 2036[12]	2,585	2,653
Fannie Mae Pool #MA2746 4.00% 2036[12]	4,669	4,975
Fannie Mae Pool #MA2588 4.00% 2036[12]	3,632	3,869
Fannie Mae Pool #MA2787 4.00% 2036[12]	2,419	2,577
Fannie Mae Pool #MA2717 4.00% 2036[12]	2,291	2,441
Fannie Mae Pool #AS6870 4.00% 2036[12]	1,012	1,078
Fannie Mae Pool #MA2897 3.00% 2037[12]	48,808	50,090
Fannie Mae Pool #MA2866 3.00% 2037[12]	27,840	28,571
Fannie Mae Pool #924866 3.64% 2037[2,12]	29	30
The Bond Fund of America — Page 24 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #945680 6.00% 2037[12]	$38	$43
Fannie Mae Pool #954936 7.00% 2037[12]	41	44
Fannie Mae Pool #889982 5.50% 2038[12]	36	41
Fannie Mae Pool #988588 5.50% 2038[12]	6	7
Fannie Mae Pool #AC2641 4.50% 2039[12]	6,755	7,333
Fannie Mae Pool #AE7567 4.00% 2040[12]	5,385	5,777
Fannie Mae Pool #AE1761 4.00% 2040[12]	4,881	5,237
Fannie Mae Pool #AH0007 4.00% 2040[12]	4,586	4,920
Fannie Mae Pool #AH0539 4.00% 2040[12]	1,017	1,091
Fannie Mae Pool #AE8073 4.00% 2040[12]	795	854
Fannie Mae Pool #AD8522 4.00% 2040[12]	255	274
Fannie Mae Pool #AE5471 4.50% 2040[12]	1,423	1,546
Fannie Mae Pool #AB1297 5.00% 2040[12]	579	639
Fannie Mae Pool #AJ7471 4.00% 2041[12]	1,590	1,701
Fannie Mae Pool #AB4050 4.00% 2041[12]	1,269	1,365
Fannie Mae Pool #AI5172 4.00% 2041[12]	1,012	1,072
Fannie Mae Pool #AJ4189 4.00% 2041[12]	829	893
Fannie Mae Pool #AJ4154 4.00% 2041[12]	757	814
Fannie Mae Pool #AJ0257 4.00% 2041[12]	330	356
Fannie Mae Pool #AL0658 4.50% 2041[12]	1,552	1,686
Fannie Mae Pool #AI1862 5.00% 2041[12]	2,640	2,942
Fannie Mae Pool #AH6099 5.00% 2041[12]	2,669	2,886
Fannie Mae Pool #AI3510 5.00% 2041[12]	1,685	1,877
Fannie Mae Pool #AJ0704 5.00% 2041[12]	1,395	1,555
Fannie Mae Pool #AJ5391 5.00% 2041[12]	932	1,039
Fannie Mae Pool #AH9479 5.00% 2041[12]	96	106
Fannie Mae Pool #AH8144 5.00% 2041[12]	89	98
Fannie Mae Pool #AX3703 4.00% 2042[12]	8,482	9,096
Fannie Mae Pool #AK6740 4.00% 2042[12]	7,575	8,127
Fannie Mae Pool #AL2745 4.00% 2042[12]	6,461	6,954
Fannie Mae Pool #890407 4.00% 2042[12]	2,117	2,272
Fannie Mae Pool #AK4949 4.00% 2042[12]	596	638
Fannie Mae Pool #AV0786 4.00% 2043[12]	6,390	6,848
Fannie Mae Pool #AT2683 4.00% 2043[12]	6,014	6,424
Fannie Mae Pool #AL8421 3.50% 2044[12]	32,182	33,910
Fannie Mae Pool #AX0817 4.00% 2044[12]	630	666
Fannie Mae Pool #AZ7366 4.00% 2045[12]	43,207	46,448
Fannie Mae Pool #AS6348 4.00% 2045[12]	7,155	7,677
Fannie Mae Pool #BC4764 3.00% 2046[12]	6,657	6,816
Fannie Mae Pool #MA2833 3.00% 2046[12]	109	111
Fannie Mae Pool #BC9077 3.50% 2046[12]	37,065	38,863
Fannie Mae Pool #BD9236 3.50% 2046[12]	876	917
Fannie Mae Pool #AL8522 3.50% 2046[12]	68	72
Fannie Mae Pool #AL8387 4.00% 2046[12]	34,741	36,816
Fannie Mae Pool #AS6839 4.00% 2046[12]	11,280	12,082
Fannie Mae Pool #BC1352 4.00% 2046[12]	3,970	4,156
Fannie Mae Pool #BD1968 4.00% 2046[12]	118	126
Fannie Mae Pool #BC8647 4.50% 2046[12]	1,421	1,502
Fannie Mae Pool #BD9248 4.50% 2046[12]	760	802
Fannie Mae Pool #BD1550 4.50% 2046[12]	730	778
Fannie Mae Pool #BD7529 4.50% 2046[12]	650	696
Fannie Mae Pool #BD7600 4.50% 2046[12]	382	402
Fannie Mae Pool #BM5632 3.00% 2047[12]	59,106	60,465
Fannie Mae Pool #MA3147 3.00% 2047[12]	15,399	15,712
The Bond Fund of America — Page 25 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA0377 3.00% 2047[12]	$3,196	$3,266
Fannie Mae Pool #BD2440 3.50% 2047[12]	5,786	6,008
Fannie Mae Pool #BJ2524 3.50% 2047[12]	1,639	1,704
Fannie Mae Pool #CA0770 3.50% 2047[12]	634	659
Fannie Mae Pool #BJ1910 3.50% 2047[12]	333	346
Fannie Mae Pool #CA0453 4.00% 2047[12]	24,608	25,770
Fannie Mae Pool #MA3211 4.00% 2047[12]	15,481	16,249
Fannie Mae Pool #BD3554 4.00% 2047[12]	3,140	3,281
Fannie Mae Pool #BM4413 4.50% 2047[12]	20,225	21,394
Fannie Mae Pool #BH0876 4.50% 2047[12]	6,688	7,089
Fannie Mae Pool #BJ3525 4.50% 2047[12]	4,512	4,756
Fannie Mae Pool #BJ3558 4.50% 2047[12]	3,540	3,740
Fannie Mae Pool #BJ3581 4.50% 2047[12]	2,110	2,229
Fannie Mae Pool #257063 7.00% 2047[12]	48	54
Fannie Mae Pool #BF0293 3.00% 2048[12]	27,053	27,698
Fannie Mae Pool #CA2690 3.00% 2048[12]	13,783	14,079
Fannie Mae Pool #BJ7445 3.00% 2048[12]	835	846
Fannie Mae Pool #BM4488 3.435% 2048[2,12]	26,830	27,464
Fannie Mae Pool #BF0318 3.50% 2048[12]	102,346	107,192
Fannie Mae Pool #CA1532 3.50% 2048[12]	20,502	21,297
Fannie Mae Pool #CA2452 3.50% 2048[12]	13,206	13,618
Fannie Mae Pool #BJ3790 3.50% 2048[12]	5,249	5,454
Fannie Mae Pool #CA1189 3.50% 2048[12]	4,987	5,175
Fannie Mae Pool #BJ4154 3.50% 2048[12]	85	89
Fannie Mae Pool #BK7608 4.00% 2048[12]	108,960	113,403
Fannie Mae Pool #MA3467 4.00% 2048[12]	19,134	19,935
Fannie Mae Pool #MA3443 4.00% 2048[12]	18,434	19,160
Fannie Mae Pool #BK7274 4.00% 2048[12]	2,890	3,018
Fannie Mae Pool #MA3384 4.00% 2048[12]	2,441	2,548
Fannie Mae Pool #BK8819 4.00% 2048[12]	1,357	1,410
Fannie Mae Pool #FM1437 4.00% 2048[12]	983	1,025
Fannie Mae Pool #MA3521 4.00% 2048[12]	267	278
Fannie Mae Pool #BK0163 4.50% 2048[12]	6,759	7,141
Fannie Mae Pool #BN1576 4.50% 2048[12]	4,230	4,465
Fannie Mae Pool #CA2056 4.50% 2048[12]	3,036	3,208
Fannie Mae Pool #BN3309 4.50% 2048[12]	1,474	1,551
Fannie Mae Pool #CA3099 4.50% 2048[12]	373	393
Fannie Mae Pool #CA2484 4.50% 2048[12]	296	312
Fannie Mae Pool #MA3496 4.50% 2048[12]	211	223
Fannie Mae Pool #BN2000 4.50% 2048[12]	175	184
Fannie Mae Pool #CA2166 4.50% 2048[12]	55	59
Fannie Mae Pool #MA3385 4.50% 2048[12]	34	36
Fannie Mae Pool #CA1574 5.00% 2048[12]	19,018	20,409
Fannie Mae Pool #MA3833 2.50% 2049[12]	50,000	49,435
Fannie Mae Pool #CA4858 3.00% 2049[12]	288,941	295,251
Fannie Mae Pool #CA4299 3.00% 2049[12]	6,200	6,294
Fannie Mae Pool #CA3807 3.00% 2049[12]	4,648	4,783
Fannie Mae Pool #CA4534 3.00% 2049[12]	3,242	3,326
Fannie Mae Pool #CA3806 3.00% 2049[12]	2,351	2,422
Fannie Mae Pool #BO0348 3.00% 2049[12]	482	489
Fannie Mae Pool #MA3803 3.50% 2049[12]	172,169	177,157
Fannie Mae Pool #MA3775 3.50% 2049[12]	131,929	135,675
Fannie Mae Pool #MA3692 3.50% 2049[12]	101,594	104,406
Fannie Mae Pool #CA4021 3.50% 2049[12]	91,492	95,237
The Bond Fund of America — Page 26 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA4358 3.50% 2049[12]	$56,129	$57,671
Fannie Mae Pool #CA4802 3.50% 2049[12]	53,325	56,129
Fannie Mae Pool #CA3309 3.50% 2049[12]	41,980	43,337
Fannie Mae Pool #CA4566 3.50% 2049[12]	38,304	39,391
Fannie Mae Pool #FM1886 3.50% 2049[12]	26,727	27,590
Fannie Mae Pool #MA3686 3.50% 2049[12]	20,361	20,925
Fannie Mae Pool #CA4026 3.50% 2049[12]	12,393	12,775
Fannie Mae Pool #BN7588 3.50% 2049[12]	11,028	11,367
Fannie Mae Pool #BO1588 3.50% 2049[12]	9,974	10,440
Fannie Mae Pool #FM0020 3.50% 2049[12]	900	928
Fannie Mae Pool #BN6683 3.50% 2049[12]	646	665
Fannie Mae Pool #BN3448 3.50% 2049[12]	496	510
Fannie Mae Pool #CA3663 3.50% 2049[12]	194	200
Fannie Mae Pool #FM1596 3.50% 2049[12]	68	70
Fannie Mae Pool #MA3614 3.50% 2049[12]	54	55
Fannie Mae Pool #BJ8402 3.549% 2049[2,12]	4,721	4,858
Fannie Mae Pool #FM1963 4.00% 2049[12]	81,633	87,350
Fannie Mae Pool #MA3776 4.00% 2049[12]	27,072	28,256
Fannie Mae Pool #BO2995 4.00% 2049[12]	18,267	19,242
Fannie Mae Pool #FM0021 4.00% 2049[12]	18,086	18,866
Fannie Mae Pool #FM1913 4.00% 2049[12]	6,547	6,912
Fannie Mae Pool #MA3804 4.00% 2049[12]	2,915	3,045
Fannie Mae Pool #BO2188 4.00% 2049[12]	2,813	2,933
Fannie Mae Pool #CA4574 4.00% 2049[12]	871	908
Fannie Mae Pool #MA3639 4.50% 2049[12]	71,418	75,115
Fannie Mae Pool #CA2963 4.50% 2049[12]	7,193	7,567
Fannie Mae Pool #FM1389 4.50% 2049[12]	5,975	6,280
Fannie Mae Pool #BN5444 4.50% 2049[12]	3,552	3,742
Fannie Mae Pool #MA3616 4.50% 2049[12]	2,809	2,956
Fannie Mae Pool #MA3593 4.50% 2049[12]	2,586	2,721
Fannie Mae Pool #MA3564 4.50% 2049[12]	21	22
Fannie Mae Pool #BN6006 4.50% 2049[12]	11	11
Fannie Mae Pool #MA3905 3.00% 2050[12]	207,487	210,387
Fannie Mae Pool #MA3906 3.50% 2050[12]	46,349	47,806
Fannie Mae Pool #BF0264 3.50% 2058[12]	27,084	28,439
Fannie Mae, Series 2001-4, Class NA, 9.013% 2025[2,12]	3	4
Fannie Mae, Series 2001-4, Class GA, 9.16% 2025[2,12]	3	4
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[5,12]	460	460
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[12]	89	106
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[12]	839	906
Fannie Mae, Series 2001-20, Class E, 9.50% 2031[2,12]	1	1
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[12]	1,465	1,676
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[12]	266	299
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[12]	741	875
Fannie Mae, Series 2002-W1, Class 2A, 5.638% 2042[2,12]	1,078	1,169
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.483% 2026[2,12]	10	10
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[2,12]	3,700	3,859
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.079% 2027[2,12]	5,000	5,240
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[12]	751	684
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[12]	750	665
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[12]	257	231
Freddie Mac 4.50% 2030[12]	425	448
Freddie Mac 5.50% 2033[12]	3	4
Freddie Mac 4.00% 2036[12]	28,097	29,949
The Bond Fund of America — Page 27 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2036[12]	$6,792	$7,240
Freddie Mac 4.00% 2036[12]	2,679	2,855
Freddie Mac 4.00% 2036[12]	2,448	2,609
Freddie Mac 4.00% 2036[12]	1,002	1,068
Freddie Mac 3.00% 2037[12]	1,357	1,394
Freddie Mac 4.00% 2037[12]	8,310	8,811
Freddie Mac 4.50% 2037[12]	2,673	2,904
Freddie Mac 5.50% 2037[12]	24	27
Freddie Mac 5.50% 2037[12]	5	6
Freddie Mac 7.50% 2037[12]	105	117
Freddie Mac 5.50% 2038[12]	736	827
Freddie Mac 5.50% 2038[12]	280	315
Freddie Mac 5.50% 2038[12]	119	134
Freddie Mac 5.50% 2038[12]	75	84
Freddie Mac 5.50% 2038[12]	4	4
Freddie Mac 3.50% 2039[12]	81,910	84,955
Freddie Mac 3.50% 2039[12]	35,374	36,612
Freddie Mac 3.50% 2039[12]	4,937	5,128
Freddie Mac 4.50% 2039[12]	693	753
Freddie Mac 5.00% 2039[12]	5,209	5,751
Freddie Mac 5.50% 2039[12]	1,733	1,953
Freddie Mac 4.50% 2040[12]	12,704	13,807
Freddie Mac 4.50% 2040[12]	14	15
Freddie Mac 5.50% 2040[12]	28	31
Freddie Mac 4.50% 2041[12]	5,380	5,849
Freddie Mac 4.50% 2041[12]	1,346	1,463
Freddie Mac 4.50% 2041[12]	740	804
Freddie Mac 4.50% 2041[12]	261	280
Freddie Mac 4.50% 2041[12]	12	13
Freddie Mac 5.00% 2041[12]	4,013	4,423
Freddie Mac 5.00% 2041[12]	1,547	1,682
Freddie Mac 5.50% 2041[12]	34	38
Freddie Mac 4.00% 2043[12]	10,493	11,239
Freddie Mac 3.50% 2045[12]	1,176	1,254
Freddie Mac 4.00% 2045[12]	1,809	1,919
Freddie Mac 3.00% 2046[12]	110,002	113,535
Freddie Mac 3.50% 2046[12]	629	648
Freddie Mac 4.50% 2046[12]	1,620	1,717
Freddie Mac 4.50% 2046[12]	890	959
Freddie Mac 4.50% 2046[12]	868	934
Freddie Mac 4.50% 2046[12]	661	710
Freddie Mac 4.50% 2046[12]	439	465
Freddie Mac 3.50% 2047[12]	65,902	68,542
Freddie Mac 3.50% 2047[12]	36,735	38,208
Freddie Mac 3.50% 2047[12]	24,180	25,142
Freddie Mac 3.50% 2047[12]	20,307	21,054
Freddie Mac 3.50% 2047[12]	7,055	7,348
Freddie Mac 4.00% 2047[12]	15,308	16,141
Freddie Mac 4.00% 2047[12]	13,692	14,396
Freddie Mac 4.00% 2047[12]	1,464	1,542
Freddie Mac 4.50% 2047[12]	4,744	5,006
Freddie Mac 4.50% 2047[12]	3,974	4,203
Freddie Mac 4.50% 2047[12]	2,905	3,071
Freddie Mac 4.50% 2047[12]	2,205	2,331
The Bond Fund of America — Page 28 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.50% 2047[12]	$194	$208
Freddie Mac 3.50% 2048[12]	71,890	75,310
Freddie Mac 3.50% 2048[12]	57,388	60,593
Freddie Mac 3.50% 2048[12]	50,646	52,208
Freddie Mac 3.50% 2048[12]	43,921	45,286
Freddie Mac 3.50% 2048[12]	416	437
Freddie Mac 4.00% 2048[12]	15,462	16,252
Freddie Mac 4.00% 2048[12]	5,091	5,360
Freddie Mac Pool #ZK7582 3.00% 2027[12]	4,655	4,807
Freddie Mac Pool #ZK7581 3.00% 2027[12]	3,345	3,446
Freddie Mac Pool #ZK3817 3.00% 2027[12]	391	403
Freddie Mac Pool #ZK3848 3.00% 2027[12]	137	141
Freddie Mac Pool #G15537 2.50% 2028[12]	6,505	6,593
Freddie Mac Pool #G15975 2.50% 2029[12]	11,917	12,078
Freddie Mac Pool #G15732 3.00% 2030[12]	13,295	13,766
Freddie Mac Pool #V61295 2.50% 2031[12]	12,941	13,128
Freddie Mac Pool #G18652 3.00% 2032[12]	25,290	26,008
Freddie Mac Pool #G18655 3.00% 2032[12]	15,739	16,186
Freddie Mac Pool #SB0032 3.50% 2032[12]	22,590	23,410
Freddie Mac Pool #ZT0716 3.00% 2033[12]	28,476	29,214
Freddie Mac Pool #ZS8715 3.00% 2033[12]	12,456	12,772
Freddie Mac Pool #ZT1931 3.00% 2033[12]	217	222
Freddie Mac Pool #SB8015 2.50% 2034[12]	176,155	177,704
Freddie Mac Pool #SB8010 2.50% 2034[12]	24,451	24,666
Freddie Mac Pool #SB8020 2.50% 2034[12]	7,999	8,070
Freddie Mac Pool #SB8013 2.50% 2034[12]	7,999	8,070
Freddie Mac Pool #SB0105 2.50% 2034[12]	5,999	6,052
Freddie Mac Pool #ZT2094 2.50% 2034[12]	4,000	4,035
Freddie Mac Pool #QN1174 2.50% 2034[12]	3,000	3,026
Freddie Mac Pool #SB8002 3.00% 2034[12]	3,552	3,641
Freddie Mac Pool #ZT2019 3.00% 2034[12]	1,595	1,635
Freddie Mac Pool #ZT2091 3.00% 2034[12]	1,470	1,507
Freddie Mac Pool #SB8021 3.00% 2034[12]	1,000	1,026
Freddie Mac Pool #ZT1731 3.00% 2034[12]	115	118
Freddie Mac Pool #SB8027 3.00% 2035[12]	758	779
Freddie Mac Pool #C92056 3.00% 2039[12]	21,479	21,990
Freddie Mac Pool #C92053 3.00% 2039[12]	6,620	6,777
Freddie Mac Pool #760012 3.01% 2045[2,12]	2,111	2,126
Freddie Mac Pool #760013 3.009% 2045[2,12]	1,648	1,663
Freddie Mac Pool #760014 3.486% 2045[2,12]	8,476	8,649
Freddie Mac Pool #G60344 4.00% 2045[12]	25,672	27,615
Freddie Mac Pool #G67701 3.00% 2046[12]	78,805	81,147
Freddie Mac Pool #G08791 3.00% 2047[12]	20,222	20,618
Freddie Mac Pool #G61733 3.00% 2047[12]	14,418	14,846
Freddie Mac Pool #760015 3.238% 2047[2,12]	7,284	7,337
Freddie Mac Pool #V84817 3.50% 2047[12]	331	341
Freddie Mac Pool #ZT2102 3.00% 2048[12]	170,902	173,454
Freddie Mac Pool #G08799 3.00% 2048[12]	27,596	28,108
Freddie Mac Pool #ZS4754 3.00% 2048[12]	12,521	12,746
Freddie Mac Pool #ZT1544 3.50% 2048[12]	71,731	73,916
Freddie Mac Pool #ZA5447 3.50% 2048[12]	29,145	30,054
Freddie Mac Pool #V84872 3.50% 2048[12]	1,793	1,854
Freddie Mac Pool #ZS4777 3.50% 2048[12]	171	176
Freddie Mac Pool #ZA5889 4.00% 2048[12]	9,379	9,898
The Bond Fund of America — Page 29 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT1545 4.00% 2048[12]	$6,031	$6,280
Freddie Mac Pool #SI2002 4.00% 2048[12]	4,330	4,541
Freddie Mac Pool #ZT1546 4.50% 2048[12]	683	719
Freddie Mac Pool #SD7507 3.00% 2049[12]	418,035	430,200
Freddie Mac Pool #QA4692 3.00% 2049[12]	54,300	55,712
Freddie Mac Pool #SD7509 3.00% 2049[12]	39,428	40,454
Freddie Mac Pool #QA4673 3.00% 2049[12]	13,143	13,526
Freddie Mac Pool #SD8005 3.50% 2049[12]	303,532	311,878
Freddie Mac Pool #SD7508 3.50% 2049[12]	146,448	154,148
Freddie Mac Pool #SD8011 3.50% 2049[12]	141,138	145,061
Freddie Mac Pool #SD8001 3.50% 2049[12]	54,201	55,708
Freddie Mac Pool #QA5125 3.50% 2049[12]	47,931	50,452
Freddie Mac Pool #V85471 3.50% 2049[12]	40,070	41,396
Freddie Mac Pool #ZT1951 3.50% 2049[12]	35,359	36,338
Freddie Mac Pool #ZT2086 3.50% 2049[12]	34,056	35,006
Freddie Mac Pool #G08856 3.50% 2049[12]	10,165	10,457
Freddie Mac Pool #ZT1776 3.50% 2049[12]	7,783	8,001
Freddie Mac Pool #ZA7047 3.50% 2049[12]	5,830	6,011
Freddie Mac Pool #V85284 3.50% 2049[12]	4,314	4,448
Freddie Mac Pool #ZT1863 3.50% 2049[12]	3,015	3,099
Freddie Mac Pool #ZT1709 3.50% 2049[12]	1,342	1,380
Freddie Mac Pool #SD8003 4.00% 2049[12]	2,000	2,079
Freddie Mac Pool #ZA7009 4.50% 2049[12]	2,786	2,941
Freddie Mac Pool #ZA6269 4.50% 2049[12]	2,516	2,649
Freddie Mac Pool #RA1914 3.00% 2050[12]	73,110	74,764
Freddie Mac, Series 2122, Class QM, 6.25% 2029[12]	497	539
Freddie Mac, Series 3257, Class PA, 5.50% 2036[12]	4,533	5,170
Freddie Mac, Series 3286, Class JN, 5.50% 2037[12]	3,465	3,755
Freddie Mac, Series 3318, Class JT, 5.50% 2037[12]	2,052	2,251
Freddie Mac, Series 4582, Class GA, 3.75% 2052[2,12]	8,252	8,487
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[12]	3,325	3,354
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[12]	5,065	5,331
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[2,12]	6,940	7,397
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[2,12]	5,250	5,769
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[12]	4,000	4,414
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[12]	3,965	4,387
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[2,12]	1,500	1,680
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[12]	5,000	5,383
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[12]	4,060	4,406
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[12]	1,788	1,591
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[12]	517	467
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[12]	510	464
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[12]	412	381
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[12]	301	273
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,12]	58,054	59,008
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[12]	57,256	58,319
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[2,12]	50,254	51,260
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[12]	5,785	5,885
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[6,12]	20,580	21,157
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,12]	16,205	16,701
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[12]	81,491	85,937
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[12]	20,695	21,399
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[12]	12,972	13,468
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[12]	11,502	12,297
The Bond Fund of America — Page 30 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[12]	$42,729	$44,397
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[12]	128,734	131,186
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[12]	58,200	60,267
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[12]	35,927	37,107
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[12]	180,989	183,485
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[12]	96,285	96,950
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[12]	26,831	27,856
Government National Mortgage Assn. 2.50% 2028[12]	1,605	1,630
Government National Mortgage Assn. 5.00% 2035[12]	369	391
Government National Mortgage Assn. 6.50% 2038[12]	189	214
Government National Mortgage Assn. 5.00% 2039[12]	547	578
Government National Mortgage Assn. 4.50% 2040[12]	2,065	2,232
Government National Mortgage Assn. 5.50% 2040[12]	3,170	3,540
Government National Mortgage Assn. 4.50% 2041[12]	7,664	8,098
Government National Mortgage Assn. 4.50% 2041[12]	1,033	1,091
Government National Mortgage Assn. 4.50% 2041[12]	482	511
Government National Mortgage Assn. 4.50% 2041[12]	460	487
Government National Mortgage Assn. 5.00% 2041[12]	2,874	3,133
Government National Mortgage Assn. 3.50% 2042[12]	648	660
Government National Mortgage Assn. 3.50% 2043[12]	1,810	1,901
Government National Mortgage Assn. 4.00% 2045[12]	235	249
Government National Mortgage Assn. 3.00% 2047[12]	33,367	34,258
Government National Mortgage Assn. 3.00% 2047[12]	16,271	16,706
Government National Mortgage Assn. 4.00% 2047[12]	52,472	54,909
Government National Mortgage Assn. 3.50% 2048[12]	13,114	13,524
Government National Mortgage Assn. 3.50% 2048[12]	798	823
Government National Mortgage Assn. 3.50% 2048[12]	320	331
Government National Mortgage Assn. 4.00% 2048[12]	24,318	25,405
Government National Mortgage Assn. 4.50% 2049[12]	19,430	20,303
Government National Mortgage Assn. 4.50% 2049[12]	274	284
Government National Mortgage Assn. 5.00% 2049[12]	1,976	2,064
Government National Mortgage Assn. 3.50% 2050[12,13]	136,138	140,292
Government National Mortgage Assn. 4.00% 2050[12,13]	85,503	88,500
Government National Mortgage Assn. 4.50% 2050[12,13]	71,520	74,786
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[12]	12,391	12,778
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[12]	10,374	10,701
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[12]	1,083	1,125
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[12]	215	229
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[12]	197,169	204,301
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[12]	31,372	32,507
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[12]	195,799	202,926
Government National Mortgage Assn. Pool #MA6340 4.00% 2049[12]	107,000	111,805
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[12]	75,242	77,946
Government National Mortgage Assn. Pool #MA6220 4.00% 2049[12]	54,792	57,144
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[12]	30,812	31,958
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[12]	30,485	31,744
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[12]	199,495	209,211
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[12]	107,927	112,769
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[12]	103,690	108,969
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[12]	20,706	21,770
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[12]	16,819	17,695
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[12]	9,237	9,769
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[12]	4,783	5,049
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[12]	596	630
The Bond Fund of America — Page 31 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #694836 5.644% 2059[12]	$1	$1
Government National Mortgage Assn. Pool #721648 4.874% 2061[12]	10	10
Government National Mortgage Assn. Pool #725879 4.901% 2061[12]	7	7
Government National Mortgage Assn. Pool #725876 4.909% 2061[12]	6	6
Government National Mortgage Assn. Pool #765136 4.906% 2061[12]	3	3
Government National Mortgage Assn. Pool #710085 5.073% 2061[12]	24	25
Government National Mortgage Assn. Pool #AC1008 4.437% 2063[12]	9	10
Government National Mortgage Assn. Pool #AG8238 4.926% 2064[12]	25	26
Government National Mortgage Assn. Pool #725893 5.20% 2064[12]	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[12]	4	4
Government National Mortgage Assn. Pool #AE9612 4.999% 2065[12]	33	34
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.118% 2020[2,12]	293	293
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.144% 2020[2,12]	305	305
Uniform Mortgage-Backed Security 2.50% 2035[12,13]	67,894	68,473
Uniform Mortgage-Backed Security 3.00% 2035[12,13]	871,005	891,902
Uniform Mortgage-Backed Security 3.50% 2050[12,13]	5,000	5,141
Uniform Mortgage-Backed Security 4.50% 2050[12,13]	10,587	11,146
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[12]	500	514
		10,191,067
Collateralized mortgage-backed obligations (privately originated) 0.78%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[2,5,12]	20,518	20,811
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.392% 2029[2,5,12]	5,715	5,728
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[2,5,12]	7,864	7,883
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[2,5,12]	3,590	3,618
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[2,5,12]	874	881
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[2,5,12]	448	449
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.318% 2045[2,5,12]	2,000	2,025
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[2,5,12]	500	508
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[5,12]	1,000	1,021
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.041% 2046[2,5,12]	2,743	2,714
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[2,5,12]	170	182
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[12]	237	247
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[12]	81	85
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[12]	1,128	1,165
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[12]	501	522
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[5,8,12]	8,898	8,893
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[5,8,12]	2,862	2,836
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[2,5,12]	7,471	7,480
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,12]	23,009	23,873
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,12]	22,528	23,490
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.442% 2024[2,12]	470	471
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.992% 2024[2,12]	3,748	3,793
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.742% 2025[2,12]	3,460	3,496
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[2,5,12]	18,065	18,224
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[2,5,12]	2,074	2,119
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[2,5,12]	1,979	2,022
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[2,5,12]	7,029	7,052
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,5,12]	9,080	9,169
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[2,5,12]	62,022	62,018
The Bond Fund of America — Page 32 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 2.592% 2052[2,5,12]	$8,945	$8,970
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[2,5,12]	2,636	2,642
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[2,5,12]	8,544	8,625
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[2,5,12]	8,248	8,267
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[2,5,12]	3,512	3,517
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[2,5,12]	2,674	2,678
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[2,5,12]	8,322	8,244
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[2,5,12]	4,379	4,459
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[2,5,12]	27,286	27,543
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[2,5,12]	4,719	4,760
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.442% 2052[2,5,12]	78,659	78,867
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 2.212% 2037[2,12]	9,432	8,885
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.392% 2057[2,5,12]	1,362	1,362
		391,594
Commercial mortgage-backed securities 0.15%
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.747% 2047[2,12]	600	633
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[2,12]	5,250	5,483
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[12]	4,000	4,131
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[5,12]	9,991	10,204
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.334% 2044[2,5,12]	2,500	2,588
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.741% 2046[2,5,12]	1,600	1,647
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[2,5,12]	4,000	4,085
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.679% 2047[2,5,12]	2,500	2,531
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.9508% 2048[12]	3,500	3,662
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.616% 2048[2,12]	600	629
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5,12]	9,296	9,818
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[2,12]	1,511	1,561
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.239% 2046[2,5,12]	2,700	2,617
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.755% 2046[2,12]	1,000	1,061
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[2,12]	2,000	2,107
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[5,12]	6,885	6,986
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[5,12]	4,950	5,061
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[2,5,12]	1,298	1,323
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[12]	6,190	6,377
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.534% 2058[2,12]	1,000	1,053
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[2,12]	1,000	1,031
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[2,12]	2,500	2,552
		77,140
Total mortgage-backed obligations		10,659,801
Asset-backed obligations 2.33%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[5,12]	5,445	5,452
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,12]	4,692	4,692
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[5,12]	9,175	9,205
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[5,12]	4,460	4,567
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[5,12]	2,210	2,249
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[12]	166	167
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[12]	569	570
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[12]	5,000	5,002
The Bond Fund of America — Page 33 of 49

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[12]	$6,030	$6,067
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[12]	2,752	2,757
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 2025[2,5,12]	2,097	2,097
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[12]	844	848
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[12]	1,160	1,176
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[12]	1,245	1,268
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[12]	650	665
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[2,5,12]	19,827	20,060
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[5,12]	415	415
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[5,12]	60	60
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[5,12]	243	243
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[5,12]	719	720
CPS Auto Receivables Trust, Series 2019-D, Class A, 2.17% 2022[5,12]	18,431	18,428
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[5,12]	1,106	1,109
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[5,12]	5,143	5,153
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[5,12]	500	501
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[5,12]	1,240	1,247
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[5,12]	2,000	2,021
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[5,12]	2,570	2,607
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[5,12]	2,169	2,179
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[5,12]	2,025	2,038
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[5,12]	5,325	5,408
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 1.92% 2035[2,12]	1,762	1,717
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.88% 2037[2,12]	2,786	2,684
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.89% 2037[2,12]	4,332	4,193
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[5,12]	93	93
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[12]	571	572
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93% 2022[12]	158	158
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[5,12]	899	899
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[12]	436	436
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[12]	4,660	4,708
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[12]	3,970	3,999
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[12]	1,643	1,651
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[12]	134	135
Drive Auto Receivables Trust, Series 2018-1 Class D, 3.81% 2024[12]	70	71
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[12]	12,690	12,829
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[12]	8,760	8,908
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[12]	6,030	6,119
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[5,12]	8,766	8,788
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[5,12]	2,980	2,990
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[5,12]	4,004	4,017
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[5,12]	415	419
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[5,12]	26,903	26,916
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[5,12]	1,570	1,575
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[5,12]	812	812
Drivetime Auto Owner Trust, Series 2019-2A Class B, 2.99% 2023[5,12]	3,240	3,263
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[5,12]	2,156	2,158
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 2023[5,12]	7,586	7,613
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[5,12]	135	136
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[5,12]	1,925	1,935
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[5,12]	2,870	2,872
The Bond Fund of America — Page 34 of 49

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2019-2A Class C, 3.18% 2025[5,12]	$5,765	$5,837
Drivetime Auto Owner Trust, Series 2019-2A Class D, 3.48% 2025[5,12]	6,800	6,897
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[5,12]	750	750
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[5,12]	35	35
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 2021[5,12]	179	179
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[5,12]	87	87
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[5,12]	10,674	10,704
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[5,12]	4,341	4,355
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[5,12]	27,045	27,087
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[5,12]	8,200	8,234
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[5,12]	9,875	9,957
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[5,12]	15,200	15,293
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[5,12]	7,850	7,968
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[5,12]	4,150	4,241
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[5,12]	9,000	9,071
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[5,12]	10,000	10,250
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[5,12]	1,344	1,354
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,12]	33,660	33,670
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[5,12]	108,460	113,901
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,12]	38,760	40,316
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[12]	119,060	119,376
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 2026[12]	4,501	4,516
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[5,12]	5,604	5,693
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,12]	11,865	11,706
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[12]	1,052	1,042
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 2025[12]	1,521	1,507
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[12]	2,633	2,660
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[12]	765	771
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[12]	530	532
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 2024[12]	1,815	1,845
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 2024[12]	4,285	4,360
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 2022[5,12]	17,000	17,000
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 2022[5,12]	3,500	3,500
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 1.94% 2041[2,5,12]	930	905
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 1.94% 2041[2,5,12]	795	788
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-4A, Class A, 2.65% 2022[5,12]	4,015	4,037
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[5,12]	13,235	13,549
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[5,12]	13,999	13,967
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[5,12]	9,194	9,481
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 2.722% 2035[2,12]	2,045	2,054
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[5,12]	8,335	8,447
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.936% 2027[2,5,12]	17,779	17,782
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 3.016% 2027[2,5,12]	31,602	31,610
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[5,12]	3,940	3,964
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[5,12]	2,435	2,453
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 1.922% 2036[2,12]	294	287
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[12]	918	918
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[12]	780	781
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[12]	7,510	7,516
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[12]	5,820	5,839
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[12]	266	267
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[12]	4,880	4,926
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[12]	4,975	5,076
The Bond Fund of America — Page 35 of 49

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 2022[5,12]	$2,505	$2,521
Santander Retail Auto Lease Trust, Series 2019-A, Class 4, 2.82% 2023[5,12]	2,800	2,832
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.176% 2023[2,12]	—[1]	—[1]
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.776% 2023[2,12]	576	578
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[5,12]	1,374	1,375
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 2025[2,5,12]	25,195	25,197
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[12]	3,231	3,295
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[5,12]	2,587	2,583
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[5,12]	1,704	1,700
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[5,12]	5,569	5,653
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,12]	17,675	17,957
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[12]	9,113	9,119
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[12]	10,000	10,026
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[12]	9,946	10,063
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[5,12]	5,689	5,670
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[5,12]	2,500	2,504
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[5,12]	3,000	3,006
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[5,12]	6,559	6,570
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[5,12]	4,950	4,970
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[12]	972	971
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[12]	51,381	51,435
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.66% 2026[2,5,12]	4,109	4,110
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[5,12]	5,304	5,307
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[5,12]	690	691
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[5,12]	14,233	14,258
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[5,12]	64,874	64,955
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[5,12]	7,010	7,030
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 2023[5,12]	4,950	4,963
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,12]	1,040	1,044
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[5,12]	3,705	3,730
Westlake Automobile Receivables Trust, Series 2018-2A, Class C 3.50% 2024[5,12]	400	404
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[12]	19,195	19,625
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[12]	38,700	38,763
		1,173,883
Municipals 1.60% Illinois 0.70%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	54,315	59,120
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,345	16,023
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,460	6,234
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[5]	7,760	9,882
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	46,032	48,048
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	143,390	154,698
G.O. Bonds, Series 2013-B, 3.65% 2020	4,745	4,759
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,316
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,471
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,396
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,960	8,167
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	824
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,334
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,973
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,071
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,859
The Bond Fund of America — Page 36 of 49

Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	$1,230	$1,240
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,136
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	436	452
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.61% 2050 (put 2025)[2]	6,275	6,319
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,120	1,193
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	6,000	1,599
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,391
		355,505
New York 0.26%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2044	8,755	10,706
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	17,690	21,528
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,770	1,840
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2035	3,000	3,472
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2037	7,000	8,036
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2039	2,000	2,278
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2038	7,500	9,410
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-C-1, 4.00% 2040	10,840	12,244
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2019-A-3, 4.00% 2043	10,000	11,227
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2050	25,000	27,826
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 2042	21,540	24,356
		132,923
Texas 0.14%
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2044	8,250	9,334
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 4.00% 2049	20,500	22,575
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,784
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 4.00% 2035	6,130	7,099
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 4.00% 2036	9,000	10,375
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 4.00% 2054	15,000	16,790
		72,957
Washington 0.13%
G.O. Bonds, Series 2020-A, 5.00% 2042	32,595	40,484
G.O. Bonds, Series 2020-A, 5.00% 2043	20,000	24,787
		65,271
California 0.09%
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 5.00% 2050	37,100	44,550
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	670	677
		45,227
Florida 0.07%
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2019-B, 4.00% 2049	30,000	33,297
The Bond Fund of America — Page 37 of 49

Bonds, notes & other debt instruments (continued) Municipals (continued) Michigan 0.03%	Principal amount (000)	Value (000)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	$3,860	$3,929
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	13,270	13,999
		17,928
New Jersey 0.03%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	7,500	7,581
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,520
		13,101
Hawaii 0.02%
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2044	4,000	4,513
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2049	5,500	6,161
		10,674
Louisiana 0.02%
East Baton Rouge Sewerage Commission Rev. Ref. Bonds, Series 2019, 4.00% 2045	9,500	10,532
Tennessee 0.02%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	1,120	1,178
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	695	721
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,945	3,093
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	3,680	3,882
		8,874
Minnesota 0.02%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,525	4,772
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	580	608
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,830	2,961
		8,341
South Carolina 0.01%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	840	895
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	3,635	3,808
		4,703
Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	4,805	4,697
Wisconsin 0.01%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	1,860	1,952
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	2,525	2,630
		4,582
Nebraska 0.01%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,020	1,058
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	3,215	3,376
		4,434
The Bond Fund of America — Page 38 of 49

Bonds, notes & other debt instruments (continued) Municipals (continued) Maine 0.01%	Principal amount (000)	Value (000)
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	$3,520	$3,662
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	3,220	3,359
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,910	2,990
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,280	1,339
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,105	1,157
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,080	1,134
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	930	993
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	745	780
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	720	755
Total municipals		809,215
Bonds & notes of governments & government agencies outside the U.S. 1.53%
Abu Dhabi (Emirate of) 2.50% 2029	1,800	1,797
Angola (Republic of) 8.00% 2029[5]	5,000	5,349
Argentine Republic 6.875% 2021	3,075	1,669
Argentine Republic 7.50% 2026	5,625	2,941
Argentine Republic 6.875% 2027	2,200	1,101
Argentine Republic 8.28% 2033[7]	4,984	3,081
Argentine Republic 0% 2035	25,700	629
Argentine Republic 6.875% 2048	13,230	6,379
Banque Centrale de Tunisie 5.625% 2024	€3,000	3,355
Benin (Republic of) 5.75% 2026	1,200	1,406
Brazil (Federative Republic of) 10.00% 2025	BRL12,016	3,435
Brazil (Federative Republic of) 6.00% 2045[4]	56,139	19,368
Buenos Aires (City of) 8.95% 2021	$670	697
Cameroon (Republic of) 9.50% 2025	1,500	1,687
Costa Rica (Republic of) 7.00% 2044	2,178	2,300
Cote d’Ivoire (Republic of) 6.375% 2028[5]	7,275	7,694
The Bond Fund of America — Page 39 of 49

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Cote d’Ivoire (Republic of) 5.25% 2030	€950	$1,089
Dominican Republic 7.50% 2021	$633	659
Dominican Republic 5.50% 2025[5]	10,380	11,202
Dominican Republic 5.50% 2025	1,640	1,770
Dominican Republic 6.875% 2026[5]	4,300	4,920
Dominican Republic 6.40% 2049[5]	1,648	1,812
Egypt (Arab Republic of) 4.55% 2023[5]	5,100	5,218
Egypt (Arab Republic of) 5.577% 2023[5]	1,690	1,771
Egypt (Arab Republic of) 4.75% 2026	€3,000	3,550
Egypt (Arab Republic of) 6.588% 2028[5]	$1,610	1,683
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,229
Egypt (Arab Republic of) 7.50% 2032[5]	$5,100	5,355
Egypt (Arab Republic of) 8.50% 2047[5]	2,245	2,500
Gabonese Republic 6.375% 2024	2,010	2,104
Gabonese Republic 6.95% 2025	700	739
Greece (Hellenic Republic of) 3.45% 2024	€5,180	6,526
Greece (Hellenic Republic of) 3.375% 2025	6,145	7,847
Guatemala (Republic of) 4.50% 2026	$1,700	1,790
Guatemala (Republic of) 4.375% 2027	3,975	4,125
Honduras (Republic of) 8.75% 2020	15,197	16,039
Honduras (Republic of) 7.50% 2024	3,330	3,714
Honduras (Republic of) 6.25% 2027[5]	1,400	1,532
Honduras (Republic of) 6.25% 2027	968	1,059
India (Republic of) 8.60% 2028	INR1,015,200	15,905
India (Republic of) 7.61% 2030	2,386,030	35,016
India (Republic of) 7.88% 2030	1,667,000	24,943
Indonesia (Republic of) 3.75% 2022	$4,255	4,400
Indonesia (Republic of) 3.375% 2023	9,350	9,641
Iraq (Republic of) 5.80% 2028	5,150	5,054
Japan, Series 20, 0.10% 2025[4]	¥8,670,000	81,270
Japan, Series 21, 0.10% 2026[4]	1,528,035	14,373
Japan, Series 22, 0.10% 2027[4]	2,247,630	21,234
Japan Bank for International Cooperation 2.125% 2020	$21,400	21,431
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.387% 2020[2]	23,448	23,470
Japan Bank for International Cooperation 3.125% 2021	76,664	78,198
Jordan (Hashemite Kingdom of) 6.125% 2026[5]	2,890	3,101
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	615	650
Kazakhstan (Republic of) 6.50% 2045[5]	2,250	3,325
Kenya (Republic of) 6.875% 2024[5]	6,425	6,971
Kenya (Republic of) 8.00% 2032[5]	800	874
Kenya (Republic of) 8.25% 2048[5]	330	355
Kuwait (State of) 2.75% 2022[5]	2,150	2,186
Morocco (Kingdom of) 4.25% 2022	5,400	5,702
Morocco (Kingdom of) 5.50% 2042	7,200	8,846
Pakistan (Islamic Republic of) 5.50% 2021[5]	2,335	2,392
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,479
Pakistan (Islamic Republic of) 6.875% 2027	1,200	1,253
Pakistan (Islamic Republic of) 6.875% 2027[5]	1,100	1,149
Panama (Republic of) 3.75% 2026[5]	1,585	1,672
Panama (Republic of) 3.16% 2030	3,585	3,698
Panama (Republic of) 4.50% 2047	1,290	1,538
Paraguay (Republic of) 4.625% 2023	1,500	1,588
Paraguay (Republic of) 5.00% 2026	4,485	4,969
Paraguay (Republic of) 5.00% 2026[5]	1,575	1,745
Paraguay (Republic of) 4.70% 2027[5]	850	937
The Bond Fund of America — Page 40 of 49

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.60% 2048[5]	$1,980	$2,323
Poland (Republic of) 3.25% 2026	6,600	7,011
Portuguese Republic 5.125% 2024	1,725	1,941
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]	3,719	3,905
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[5]	2,050	2,264
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[5]	685	842
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[5]	655	846
Qatar (State of) 3.875% 2023[5]	10,830	11,450
Qatar (State of) 4.50% 2028[5]	5,115	5,870
Romania 2.875% 2029	€1,400	1,777
Romania 3.50% 2034	6,485	8,207
Romania 3.375% 2038	2,200	2,691
Romania 4.625% 2049	2,900	4,025
Russian Federation 7.00% 2023	RUB111,000	1,860
Russian Federation 4.375% 2029	$4,000	4,455
Russian Federation 8.50% 2031	RUB37,360	712
Russian Federation 7.70% 2033	10,350	186
Russian Federation 7.25% 2034	55,290	961
Russian Federation 5.10% 2035[5]	$800	960
Saudi Arabia (Kingdom of) 2.375% 2021[5]	750	754
Saudi Arabia (Kingdom of) 3.25% 2026[5]	4,170	4,326
Saudi Arabia (Kingdom of) 3.625% 2028[5]	3,110	3,290
Saudi Arabia (Kingdom of) 3.625% 2028	1,800	1,904
Senegal (Republic of) 4.75% 2028	€4,000	4,744
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	$700	682
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	804
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	5,937
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[5]	955	898
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[5]	320	307
Turkey (Republic of) 4.25% 2026	9,300	8,699
Turkey (Republic of) 4.875% 2026	2,380	2,279
Ukraine Government 7.75% 2021	7,900	8,376
Ukraine Government 6.75% 2026	€3,905	4,929
Ukraine Government 7.75% 2026	$3,500	3,835
United Kingdom 0.125% 2041[4]	£11,065	22,671
United Mexican States 5.75% 2110	$4,700	5,576
United Mexican States, Series M, 8.00% 2023	MXN1,540,000	84,918
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	5,167
		773,868
Total bonds, notes & other debt instruments (cost: $47,187,947,000)		48,369,176
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative, preferred shares[5]	6,250	4,219
Total preferred securities (cost: $5,820,000)		4,219
Common stocks 0.01% Health care 0.01%
Rotech Healthcare Inc.[8,9,14,15]	342,069	6,841
The Bond Fund of America — Page 41 of 49

Common stocks (continued) Information technology 0.00%	Shares	Value (000)
Corporate Risk Holdings I, Inc.[8,9,14]	188,850	$22
Total common stocks (cost: $12,646,000)		6,863
Short-term securities 5.75% Money market investments 5.70%
Capital Group Central Cash Fund 1.73%[16]	28,748,660	2,874,866
Other short-term securities 0.05%	Principal amount (000)
Nigerian Treasury Bill 12.14% due 2/27/2020	NGN9,545,000	25,918
Total short-term securities (cost: $2,898,112,000)		2,900,784
Total investment securities 101.65% (cost: $50,104,525,000)		51,281,042
Other assets less liabilities (1.65)%		(833,950)
Net assets 100.00%		$50,447,092
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 12/31/2019[18] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
30 Day Federal Funds Futures	Long	2,048	January 2020	$853,402	$840,153	$(537)
90 Day Euro Dollar Futures	Long	746	March 2020	186,500	183,264	(270)
90 Day Euro Dollar Futures	Long	2,697	March 2021	674,250	663,732	(461)
2 Year U.S. Treasury Note Futures	Long	41,046	April 2020	8,209,200	8,845,413	(1,825)
5 Year Euro-Bobl Futures	Long	1,575	March 2020	€157,500	236,081	(639)
5 Year U.S. Treasury Note Futures	Long	65,414	April 2020	$6,541,400	7,758,714	(26,569)
10 Year Euro-Bund Futures	Long	182	March 2020	€18,200	34,805	(321)
10 Year U.S. Treasury Note Futures	Long	12,816	March 2020	$1,281,600	1,645,855	(10,353)
10 Year Ultra U.S. Treasury Note Futures	Short	10,528	March 2020	(1,052,800)	(1,481,323)	15,245
20 Year U.S. Treasury Bond Futures	Long	2,500	March 2020	250,000	389,766	(6,924)
30 Year Euro-Buxl Futures	Long	277	March 2020	€27,700	61,639	(1,715)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,493	March 2020	$349,300	634,525	(17,963)
						$(52,332)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
EUR109,690	USD122,168	Citibank	1/6/2020	$917
EUR5,310	USD5,912	Bank of New York Mellon	1/6/2020	47
EUR500	USD555	Standard Chartered Bank	1/6/2020	6
USD5,724	EUR5,156	JPMorgan Chase	1/6/2020	(62)
JPY3,381,918	USD31,230	UBS AG	1/6/2020	(94)
USD25,803	MXN504,000	Goldman Sachs	1/6/2020	(832)
USD127,270	EUR115,000	Morgan Stanley	1/6/2020	(1,774)
The Bond Fund of America — Page 42 of 49

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
CAD5,432	USD4,087	HSBC Bank	1/7/2020	$96
USD636	EUR575	HSBC Bank	1/7/2020	(10)
USD35,423	MXN691,600	Barclays Bank PLC	1/7/2020	(1,121)
KRW161,956,500	USD138,572	Citibank	1/9/2020	1,505
KRW161,956,500	USD138,608	JPMorgan Chase	1/9/2020	1,470
COP80,099,000	USD23,186	Citibank	1/9/2020	1,171
USD2,107	EUR1,895	Morgan Stanley	1/9/2020	(20)
USD3,849	INR277,800	JPMorgan Chase	1/9/2020	(40)
USD3,367	BRL14,170	Goldman Sachs	1/9/2020	(154)
USD27,615	KRW32,275,000	Citibank	1/9/2020	(300)
USD19,226	BRL81,100	JPMorgan Chase	1/9/2020	(927)
USD66,640	INR4,797,850	JPMorgan Chase	1/10/2020	(513)
MXN59,800	USD3,098	HSBC Bank	1/13/2020	58
GBP2,060	USD2,713	Bank of America	1/13/2020	17
USD645	GBP490	Bank of America	1/13/2020	(4)
USD1,832	EUR1,650	HSBC Bank	1/13/2020	(20)
USD4,293	CAD5,682	JPMorgan Chase	1/13/2020	(83)
USD11,794	SEK112,000	UBS AG	1/13/2020	(171)
USD19,644	SGD26,700	Standard Chartered Bank	1/13/2020	(210)
USD40,806	MXN788,295	Barclays Bank PLC	1/13/2020	(805)
NZD21,970	USD14,381	Citibank	1/14/2020	413
USD26,712	JPY2,891,581	Bank of New York Mellon	1/14/2020	78
USD14,722	NZD21,970	Goldman Sachs	1/14/2020	(71)
USD19,753	JPY2,137,809	Goldman Sachs	1/15/2020	61
CAD250	USD190	Bank of America	1/15/2020	3
USD13,817	MXN262,000	Goldman Sachs	1/15/2020	(8)
USD3,779	EUR3,385	Bank of New York Mellon	1/15/2020	(21)
USD11,593	MXN222,520	Citibank	1/15/2020	(149)
GBP17,500	USD22,928	Barclays Bank PLC	1/16/2020	264
USD28,072	GBP21,000	Goldman Sachs	1/16/2020	242
JPY1,769,000	USD16,259	Citibank	1/16/2020	37
USD2,150	MXN41,200	Citibank	1/16/2020	(24)
USD20,182	GBP15,330	Barclays Bank PLC	1/16/2020	(134)
AUD17,424	USD12,006	Citibank	1/17/2020	227
USD4,842	EUR4,326	Morgan Stanley	1/17/2020	(16)
EUR23,410	MXN500,000	Goldman Sachs	1/17/2020	(89)
EUR66,325	USD74,196	Goldman Sachs	1/23/2020	311
EUR205	USD229	Citibank	1/23/2020	1
AUD23,900	USD16,404	Citibank	1/24/2020	378
EUR53,409	USD59,569	UBS AG	1/27/2020	444
USD152,634	EUR136,861	JPMorgan Chase	1/27/2020	(1,149)
USD3,440	INR245,150	Standard Chartered Bank	1/28/2020	15
				$(1,040)
The Bond Fund of America — Page 43 of 49

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.555%	U.S. EFFR	1/29/2020	$12,969,200	$27	$—	$27
1.553%	U.S. EFFR	1/29/2020	8,686,900	5	—	5
1.538%	U.S. EFFR	1/29/2020	12,696,600	(141)	—	(141)
1.5365%	U.S. EFFR	1/29/2020	15,449,600	(189)	—	(189)
1.535%	U.S. EFFR	1/29/2020	16,208,200	(218)	—	(218)
U.S. EFFR	1.558%	3/18/2020	5,375,000	44	—	44
U.S. EFFR	1.56%	3/18/2020	5,375,000	29	—	29
1.515%	U.S. EFFR	3/18/2020	3,631,900	(241)	—	(241)
1.531%	U.S. EFFR	3/18/2020	7,562,300	(338)	—	(338)
1.5305%	U.S. EFFR	3/18/2020	8,188,200	(372)	—	(372)
1.5155%	U.S. EFFR	3/18/2020	7,679,000	(505)	—	(505)
1.5135%	U.S. EFFR	3/18/2020	7,677,700	(526)	—	(526)
1.5435%	U.S. EFFR	4/29/2020	18,003,900	(202)	—	(202)
1.535%	U.S. EFFR	4/29/2020	14,249,900	(300)	—	(300)
2.898%	3-month USD-LIBOR	8/3/2020	155,000	977	—	977
3-month USD-LIBOR	2.806%	8/29/2020	194,600	(1,268)	—	(1,268)
1.4555%	U.S. EFFR	12/10/2020	705,400	(422)	—	(422)
1.454%	U.S. EFFR	12/10/2020	834,600	(511)	—	(511)
1.491%	U.S. EFFR	12/16/2020	770,100	(191)	—	(191)
1.487%	U.S. EFFR	12/16/2020	759,900	(218)	—	(218)
1.4995%	U.S. EFFR	12/20/2020	1,540,000	(232)	—	(232)
2.346%	U.S. EFFR	2/26/2021	118,000	1,074	—	1,074
2.1125%	U.S. EFFR	3/28/2021	382,000	2,592	—	2,592
2.103%	U.S. EFFR	3/28/2021	297,000	1,980	—	1,980
3-month USD-LIBOR	2.367%	3/28/2021	1,386,800	(10,627)	—	(10,627)
2.19875%	U.S. EFFR	5/7/2021	367,600	3,174	—	3,174
3-month USD-LIBOR	2.312%	5/23/2021	318,000	(2,607)	—	(2,607)
1.355%	U.S. EFFR	10/24/2021	243,600	(409)	—	(409)
1.339%	U.S. EFFR	10/24/2021	443,000	(871)	—	(871)
1.3065%	U.S. EFFR	10/25/2021	315,500	(803)	—	(803)
1.305%	U.S. EFFR	10/25/2021	343,900	(884)	—	(884)
1.39%	U.S. EFFR	10/31/2021	700,800	(701)	—	(701)
1.3615%	U.S. EFFR	11/1/2021	2,832,100	(4,300)	—	(4,300)
1.332%	U.S. EFFR	11/4/2021	181,000	(372)	—	(372)
1.281%	U.S. EFFR	11/4/2021	2,835,800	(8,482)	—	(8,482)
1.4025%	U.S. EFFR	11/7/2021	351,000	(269)	—	(269)
U.S. EFFR	1.335%	11/26/2021	1,463,000	2,971	—	2,971
2.326%	U.S. EFFR	1/2/2022	1,450,000	25,566	—	25,566
8.54%	28-day MXN-TIIE	1/6/2022	MXN884,158	1,667	—	1,667
8.44%	28-day MXN-TIIE	1/7/2022	995,842	1,780	—	1,780
2.197%	U.S. EFFR	4/18/2022	$369,200	5,983	—	5,983
3-month USD-LIBOR	2.321%	5/2/2022	469,700	(6,962)	—	(6,962)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	301	—	301
1.8475%	3-month USD-LIBOR	7/11/2022	$210,200	905	—	905
2.5775%	U.S. EFFR	7/16/2022	1,001,820	11,622	—	11,622
3-month USD-LIBOR	1.948%	7/28/2022	630,000	(4,365)	—	(4,365)
2.80%	3-month USD-LIBOR	9/2/2022	785,000	17,884	—	17,884
2.009%	3-month USD-LIBOR	10/4/2022	272,000	2,446	—	2,446
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	1,308	—	1,308
3-month USD-LIBOR	2.7454%	3/8/2023	417,000	(13,817)	—	(13,817)
The Bond Fund of America — Page 44 of 49

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
3-month USD-LIBOR	2.733%	3/8/2023	$775,000	$(25,381)	$—	$(25,381)
3-month USD-LIBOR	2.9415%	5/14/2023	22,700	(938)	—	(938)
2.5815%	U.S. EFFR	5/25/2023	459,000	16,984	—	16,984
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(283)	—	(283)
U.S. EFFR	2.4435%	12/20/2023	62,076	(2,388)	—	(2,388)
U.S. EFFR	2.45375%	12/20/2023	556,063	(21,610)	—	(21,610)
U.S. EFFR	2.4325%	12/21/2023	138,000	(5,252)	—	(5,252)
2.21875%	U.S. EFFR	3/14/2024	349,000	10,516	—	10,516
3-month USD-LIBOR	2.18075%	3/29/2024	74,400	(1,461)	—	(1,461)
3-month USD-LIBOR	2.194%	3/29/2024	74,900	(1,511)	—	(1,511)
3-month USD-LIBOR	2.21875%	3/29/2024	78,700	(1,668)	—	(1,668)
3-month USD-LIBOR	2.221%	4/1/2024	63,000	(1,348)	—	(1,348)
3-month USD-LIBOR	2.30%	4/2/2024	50,000	(1,232)	—	(1,232)
2.314%	3-month USD-LIBOR	5/9/2024	571,400	14,659	—	14,659
3-month USD-LIBOR	2.293%	5/10/2024	73,450	(1,820)	—	(1,820)
7.79%	28-day MXN-TIIE	5/31/2024	MXN1,150,000	2,839	—	2,839
3-month USD-LIBOR	1.93%	6/12/2024	$22,250	(212)	—	(212)
3-month USD-LIBOR	1.7935%	7/12/2024	135,000	(474)	—	(474)
3-month USD-LIBOR	1.556%	11/27/2024	261,800	2,153	—	2,153
3-month USD-LIBOR	1.561%	11/27/2024	261,700	2,090	—	2,090
3-month USD-LIBOR	1.554%	11/27/2024	222,600	1,851	—	1,851
3-month USD-LIBOR	1.5335%	11/29/2024	261,900	2,421	—	2,421
2.768%	3-month USD-LIBOR	1/29/2025	230,000	4,051	—	4,051
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,448)	—	(1,448)
2.524%	3-month USD-LIBOR	4/14/2025	$123,000	4,672	—	4,672
3-month USD-LIBOR	1.867%	7/11/2025	297,400	(505)	—	(505)
2.354%	3-month USD-LIBOR	9/25/2025	420,000	12,229	—	12,229
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(1,435)	—	(1,435)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(941)	—	(941)
6-month JPY-LIBOR	0.228%	2/8/2026	8,500,000	(846)	—	(846)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	(700)	—	(700)
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	79	—	79
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	37	—	37
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	63	—	63
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	(23)	—	(23)
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	(73)	—	(73)
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	(3,837)	—	(3,837)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	802	—	802
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(2,280)	—	(2,280)
28-day MXN-TIIE	7.47%	4/5/2027	290,000	(702)	—	(702)
28-day MXN-TIIE	7.625%	5/20/2027	410,000	(1,200)	—	(1,200)
28-day MXN-TIIE	7.865%	12/8/2027	189,000	(723)	—	(723)
3-month USD-LIBOR	2.446%	1/8/2028	$42,000	(1,965)	—	(1,965)
2.91%	3-month USD-LIBOR	2/1/2028	88,800	4,010	—	4,010
2.908%	3-month USD-LIBOR	2/1/2028	88,900	4,007	—	4,007
2.925%	3-month USD-LIBOR	2/1/2028	71,100	3,260	—	3,260
2.92%	3-month USD-LIBOR	2/2/2028	67,200	3,065	—	3,065
3-month USD-LIBOR	2.891%	3/9/2028	45,000	(3,669)	—	(3,669)
U.S. EFFR	2.471%	3/27/2028	190,100	(12,803)	—	(12,803)
U.S. EFFR	2.4575%	3/29/2028	224,497	(14,886)	—	(14,886)
The Bond Fund of America — Page 45 of 49

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
U.S. EFFR	2.424%	3/30/2028	$189,960	$(12,102)	$—	$(12,102)
2.919%	3-month USD-LIBOR	7/16/2028	89,800	7,736	—	7,736
6-month GBP-LIBOR	1.6567%	9/28/2028	£53,200	(4,018)	—	(4,018)
3-month USD-LIBOR	2.724%	2/5/2029	$301,173	(22,026)	—	(22,026)
3-month USD-LIBOR	2.7435%	2/6/2029	301,183	(22,523)	—	(22,523)
3-month USD-LIBOR	2.3665%	3/27/2029	65,000	(2,801)	—	(2,801)
3-month USD-LIBOR	2.4775%	4/4/2029	24,000	(1,264)	—	(1,264)
3-month USD-LIBOR	2.493%	4/8/2029	27,500	(1,486)	—	(1,486)
3-month USD-LIBOR	2.566%	4/24/2029	45,000	(2,719)	—	(2,719)
3-month USD-LIBOR	2.5525%	4/25/2029	36,400	(2,157)	—	(2,157)
3-month USD-LIBOR	1.9675%	6/21/2029	12,000	(99)	—	(99)
3-month USD-LIBOR	1.995%	7/19/2029	27,500	(288)	—	(288)
3-month USD-LIBOR	1.62105%	8/7/2029	169,000	3,865	—	3,865
1.63521%	3-month USD-LIBOR	8/8/2029	77,090	(1,668)	—	(1,668)
6.89%	28-day MXN-TIIE	8/9/2029	MXN94,700	32	—	32
U.S. EFFR	1.485%	10/23/2029	$73,400	1,117	—	1,117
U.S. EFFR	1.4869%	10/23/2029	67,000	1,008	—	1,008
U.S. EFFR	1.453%	10/24/2029	85,100	1,545	—	1,545
U.S. EFFR	1.4741%	10/24/2029	85,300	1,384	—	1,384
U.S. EFFR	1.4495%	10/24/2029	63,000	1,164	—	1,164
U.S. EFFR	1.446%	10/24/2029	8,200	154	—	154
1.419%	U.S. EFFR	11/26/2029	310,000	(6,735)	—	(6,735)
3-month USD-LIBOR	2.679%	4/14/2030	65,500	(4,659)	—	(4,659)
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(15,808)	—	(15,808)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	(11,925)	—	(11,925)
3-month USD-LIBOR	1.87%	8/18/2031	57,000	558	—	558
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	(3,552)	—	(3,552)
2.523%	3-month USD-LIBOR	12/8/2035	5,000	352	—	352
2.432%	3-month USD-LIBOR	9/21/2037	2,000	118	—	118
3-month USD-LIBOR	2.986%	2/1/2038	43,100	(2,479)	—	(2,479)
3-month USD-LIBOR	2.963%	2/1/2038	53,100	(2,958)	—	(2,958)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	(2,967)	—	(2,967)
3-month USD-LIBOR	2.967%	2/2/2038	41,500	(2,324)	—	(2,324)
2.987%	3-month USD-LIBOR	2/7/2038	37,000	5,389	—	5,389
3.193%	3-month USD-LIBOR	5/21/2038	45,000	8,081	—	8,081
3.062%	3-month USD-LIBOR	7/31/2038	23,500	3,764	—	3,764
2.835%	3-month USD-LIBOR	1/10/2039	21,500	2,703	—	2,703
6-month GBP-LIBOR	1.5872%	2/5/2039	£4,250	(464)	—	(464)
6-month GBP-LIBOR	1.5877%	2/5/2039	7,300	(797)	—	(797)
2.874%	3-month USD-LIBOR	2/6/2039	$13,900	1,839	—	1,839
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	4,426	—	4,426
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	(5,447)	—	(5,447)
3-month USD-LIBOR	2.525%	10/20/2045	28,000	(2,515)	—	(2,515)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	(3,694)	—	(3,694)
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(3,648)	—	(3,648)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(12,221)	—	(12,221)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(1,312)	—	(1,312)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(1,507)	—	(1,507)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(4,677)	—	(4,677)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	(995)	—	(995)
The Bond Fund of America — Page 46 of 49

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
2.5095%	3-month USD-LIBOR	7/24/2047	$3,000	$272	$—	$272
U.S. EFFR	2.172%	11/8/2047	30,000	(2,126)	—	(2,126)
U.S. EFFR	2.155%	11/10/2047	18,850	(1,266)	—	(1,266)
U.S. EFFR	2.5635%	2/12/2048	135,836	(21,414)	—	(21,414)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	1,644	—	1,644
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	1,612	—	1,612
2.917%	3-month USD-LIBOR	3/16/2048	16,700	3,036	—	3,036
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	1,260	—	1,260
3.22859%	3-month USD-LIBOR	10/31/2048	60,560	15,445	—	15,445
3.236%	3-month USD-LIBOR	10/31/2048	16,250	4,171	—	4,171
3-month USD-LIBOR	2.8755%	1/31/2049	157,500	(27,829)	—	(27,829)
2.7065%	3-month USD-LIBOR	5/2/2049	63,800	8,890	—	8,890
3-month USD-LIBOR	2.641%	5/9/2049	127,500	(15,879)	—	(15,879)
2.5625%	3-month USD-LIBOR	5/15/2049	125,200	13,368	—	13,368
3-month USD-LIBOR	2.381%	5/31/2049	14,500	(951)	—	(951)
3-month USD-LIBOR	1.934%	12/12/2049	47,520	1,733	—	1,733
3-month USD-LIBOR	1.935%	12/17/2049	104,310	3,783	—	3,783
3-month USD-LIBOR	2.007%	12/19/2049	43,400	854	—	854
3-month USD-LIBOR	2.068%	12/24/2049	87,140	495	—	495
3-month USD-LIBOR	2.045%	12/27/2049	96,900	1,068	—	1,068
					$—	$(133,268)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2019 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$1,574,885	$(40,830)	$(33,522)	$(7,308)
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	421,402	(40,596)	(29,257)	(11,339)
					$(62,779)	$(18,647)
The Bond Fund of America — Page 47 of 49

[1]	Amount less than one thousand.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $308,172,000, which represented .61% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,914,562,000, which represented 9.74% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,455,000, which represented .06% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $16,533,000, which represented .03% of the net assets of the fund.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 12/31/2019.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$6,841.01%
Key to abbreviations and symbols
Agcy. = Agency	ICE = Intercontinental Exchange, Inc.
AMT = Alternative Minimum Tax	INR = Indian rupees
AUD = Australian dollars	JPY/¥ = Japanese yen
Auth. = Authority	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	NGN = Nigerian naira
COP = Colombian pesos	NZD = New Zealand dollars
Dept. = Department	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Dist. = District	RUB = Russian rubles
Econ. = Economic	SEK = Swedish kronor
EFFR = Effective Federal Funds Rate	SGD = Singapore dollars
EUR/€ = Euros	SIFMA = Securities Industry and Financial Markets Association
Fac. = Facility	SOFR = Secured Overnight Financing Rate
Facs. = Facilities	TBA = To-be-announced
Fin. = Finance	TIIE = Equilibrium Interbank Interest Rate
G.O. = General Obligation	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos
The Bond Fund of America — Page 48 of 49

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-008-0220O-S73177	The Bond Fund of America — Page 49 of 49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Investment Portfolio

We have audited the accompanying investment portfolio of The Bond Fund of America (the “Fund”), as of December 31, 2019, and the related notes (“investment portfolio”) (included in Item 6 of this Form N-CSR). In our opinion, the investment portfolio presents fairly, in all material respects, the investments in securities of the Fund as of December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The investment portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the investment portfolio based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the investment portfolio is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the investment portfolio, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the investment portfolio. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the investment portfolio. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

February 11, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: February 28, 2020

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2020